CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	COMMON STOCK - 23.8%
	APPAREL - 0.4%
1,800	Lakeland Industries, Inc. * ^	$27,900

	COMMERCIAL SERVICES - 0.2%
120	Paylocity Holding Corp. *	10,598

	COMPUTERS - 0.6%
360	CyberArk Software Ltd. * ^	30,802
220	Varonis Systems, Inc. *	14,007
		44,809
	ENGINEERING & CONSTRUCTION - 0.4%
400	Exponent, Inc.	28,764

	HEALTHCARE PRODUCTS - 0.8%
620	Repligen Corp. *	59,855

	INTERNET - 0.7%
1,220	8x8, Inc. *	16,909
940	Mimecast Ltd. *	33,182
		50,091
	PHARMACEUTICALS - 0.0%
160	Corcept Therapeutics, Inc. * ^	1,902

	REAL ESTATE INVESTMENT TRUSTS - 19.3%
65,000	AGNC Investment Corp.	687,700
137,900	Annaly Capital Management, Inc.	699,153
		1,386,853
	SOFTWARE - 1.4%
280	Everbridge, Inc. * ^	29,781
500	New Relic, Inc. *	23,120
1,780	Red Violet, Inc. *	32,040
1,200	Yext, Inc. *	12,228
		97,169
	TELECOMMUNICATIONS - 0.0%
30	LogMeIn, Inc.	2,499

	TOTAL COMMON STOCK (Cost - $1,753,606)	1,710,440

	SHORT-TERM INVESTMENTS - 75.6%
5,438,328	First American Government Obligations Fund - Class U, 0.45% ~	5,438,328
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,438,328)

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Shares		Value
	COLLATERAL FOR SECURITIES LOANED - 1.3%
94,660	Mount Vernon Liquid Assets Portfolio LLC, 0.91% + #	$94,660
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $94,660)

	TOTAL INVESTMENTS - 100.7% (Cost - $7,286,594)	$7,243,428
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(52,112)
	NET ASSETS - 100.0%	$7,191,316

LLC - Limited Liability Company

*	Non-income producing security.

~	Rate shown represents the rate at March 31, 2020, is subject to change and resets daily.

+	Variable rate security. Rate is as of March 31, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $89,421 at March 31, 2020.

#	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	COMMON STOCK - 34.3%
	BIOTECHNOLOGY - 2.2%
10,900	Gilead Sciences, Inc.	$814,884

	COMMERCIAL SERVICES - 0.3%
250	MarketAxess Holdings, Inc. ^	83,143
200	PayPal Holdings, Inc. *	19,148
		102,291
	FOOD - 0.2%
1,600	Campbell Soup Co.	73,856

	HOUSEHOLD PRODUCTS - 0.2%
500	Clorox Co.	86,625

	INTERNET -2.4%
50	Amazon.com, Inc. * ^	97,486
3,100	Chewy, Inc. *	116,219
1,800	Netflix, Inc. *	675,900
		889,605
	REAL ESTATE INVESTMENT TRUSTS - 21.0%
395,000	AGNC Investment Corp.	4,179,100
724,000	Annaly Capital Management, Inc.	3,670,680
		7,849,780
	RETAIL - 0.1%
25	AutoZone, Inc. *	21,150
100	Dollar Tree, Inc. *	7,347
50	O’Reilly Automotive, Inc. *	15,052
		43,549
	SOFTWARE - 7.9%
1,000	Activision Blizzard, Inc.	59,480
600	Microsoft Corp.	94,626
8,000	RingCentral, Inc. *	1,695,280
200	ServiceNow, Inc. *	57,316
300	Take-Two Interactive Software, Inc. *	35,583
6,800	Zoom Video Communications, Inc. * ^	993,616
		2,935,901

	TOTAL COMMON STOCK (Cost - $12,614,639)	12,796,491

	SHORT-TERM INVESTMENTS - 50.2%
18,687,374	First American Government Obligations Fund - Class U, 0.45% ~	18,687,374
	TOTAL SHORT-TERM INVESTMENTS (Cost - $18,687,374)

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Shares		Value
	COLLATERAL FOR SECURITIES LOANED - 3.2%
1,198,826	Mount Vernon Liquid Assets Portfolio LLC, 0.91% + #	$1,198,826
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,198,826)

	TOTAL INVESTMENTS - 87.7% (Cost - $32,500,839)	$32,682,691
	OTHER ASSETS IN EXCESS OF LIABILITIES - 12.3%	4,593,563
	NET ASSETS - 100.0%	$37,276,254

*	Non-income producing security.

LLC - Limitied Liability Company

~	Rate shown represents the rate at March 31, 2020, is subject to change and resets daily.

+	Variable rate security. Rate is as of March 31, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $1,138,414 at March 31, 2020.

#	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS PURCHASED - 122.4% *
	CALL OPTIONS PURCHASED - 14.9%
75	Corn Future, Maturing May 2020 +	Wedbush	$1,350,000	4/27/2020	$360.00	$7,500
150	Corn Future, Maturing May 2020 +	Wedbush	3,150,000	4/27/2020	420.00	938
200	Corn Future, Maturing July 2020 +	Wedbush	3,800,000	6/29/2020	380.00	47,500
125	Corn Future, Maturing September 2020 +	Wedbush	2,250,000	8/24/2020	360.00	100,000
50	Corn Future, Maturing September 2020 +	Wedbush	1,000,000	8/24/2020	400.00	15,625
125	Corn Future, Maturing September 2020 +	Wedbush	2,750,000	8/24/2020	440.00	17,187
400	Corn Future, Maturing December 2020 +	Wedbush	8,600,000	11/23/2020	430.00	110,000
51	Crude Oil Future, Maturing May 2020 +	Wedbush	1,020,000	4/17/2020	20.00	151,980
100	Crude Oil Future, Maturing May 2020 +	Wedbush	2,350,000	4/17/2020	23.50	146,000
51	Crude Oil Future, Maturing May 2020 +	Wedbush	1,479,000	4/17/2020	29.00	19,380
100	Crude Oil Future, Maturing May 2020 +	Wedbush	2,950,000	4/17/2020	29.50	34,000
25	Crude Oil Future, Maturing May 2020 +	Wedbush	1,100,000	4/17/2020	44.00	1,000
75	Crude Oil Future, Maturing May 2020 +	Wedbush	3,412,500	4/17/2020	45.50	2,250
40	Crude Oil Future, Maturing May 2020 +	Wedbush	1,880,000	4/17/2020	47.00	1,200
75	Crude Oil Future, Maturing May 2020 +	Wedbush	4,162,500	4/17/2020	55.50	1,500
50	Crude Oil Future, Maturing May 2020 +	Wedbush	2,800,000	4/17/2020	56.00	1,000
40	Crude Oil Future, Maturing May 2020 +	Wedbush	2,280,000	4/17/2020	57.00	400
25	Crude Oil Future, Maturing May 2020 +	Wedbush	1,550,000	4/17/2020	62.00	250
20	Crude Oil Future, Maturing June 2020 +	Wedbush	360,000	5/15/2020	18.00	164,800
76	Crude Oil Future, Maturing June 2020 +	Wedbush	1,672,000	5/15/2020	22.00	424,080
76	Crude Oil Future, Maturing June 2020 +	Wedbush	2,356,000	5/15/2020	31.00	114,000
20	Crude Oil Future, Maturing June 2020 +	Wedbush	700,000	5/15/2020	35.00	14,400
101	Crude Oil Future, Maturing June 2020 +	Wedbush	4,494,500	5/15/2020	44.50	18,180
50	Crude Oil Future, Maturing June 2020 +	Wedbush	2,325,000	5/15/2020	46.50	7,500
50	Crude Oil Future, Maturing June 2020 +	Wedbush	2,900,000	5/15/2020	58.00	3,000
50	Crude Oil Future, Maturing June 2020 +	Wedbush	2,975,000	5/15/2020	59.50	3,000
15	Crude Oil Future, Maturing July 2020 +	Wedbush	232,500	6/18/2020	15.50	198,450
46	Crude Oil Future, Maturing July 2020 +	Wedbush	1,633,000	6/18/2020	35.50	80,500
19	Crude Oil Future, Maturing July 2020 +	Wedbush	845,500	6/18/2020	44.50	9,120
100	Crude Oil Future, Maturing July 2020 +	Wedbush	4,850,000	6/18/2020	48.50	31,000
50	Crude Oil Future, Maturing July 2020 +	Wedbush	2,825,000	6/18/2020	56.50	7,500
100	Crude Oil Future, Maturing July 2020 +	Wedbush	6,050,000	6/18/2020	60.50	11,000
16	Crude Oil Future, Maturing August 2020 +	Wedbush	288,000	7/17/2020	18.00	209,760
16	Crude Oil Future, Maturing August 2020 +	Wedbush	624,000	7/17/2020	39.00	26,080
100	Crude Oil Future, Maturing August 2020 +	Wedbush	4,200,000	7/17/2020	42.00	107,000
100	Crude Oil Future, Maturing August 2020 +	Wedbush	5,850,000	7/17/2020	58.50	19,000
100	Crude Oil Future, Maturing September 2020 +	Wedbush	4,150,000	8/18/2020	41.50	150,000
100	Crude Oil Future, Maturing September 2020 +	Wedbush	5,450,000	8/18/2020	54.50	35,000
51	Crude Oil Future, Maturing October 2020 +	Wedbush	1,402,500	9/18/2020	27.50	413,100
40	Crude Oil Future, Maturing October 2020 +	Wedbush	1,480,000	9/18/2020	37.00	127,600
51	Crude Oil Future, Maturing October 2020 +	Wedbush	1,938,000	9/18/2020	38.00	144,330
51	Crude Oil Future, Maturing October 2020 +	Wedbush	2,065,500	9/18/2020	40.50	106,590
20	Crude Oil Future, Maturing October 2020 +	Wedbush	900,000	9/18/2020	45.00	23,600
40	Crude Oil Future, Maturing October 2020 +	Wedbush	2,100,000	9/18/2020	52.50	19,600
51	Crude Oil Future, Maturing October 2020 +	Wedbush	2,830,500	9/18/2020	55.50	18,870
100	Crude Oil Future, Maturing October 2020 +	Wedbush	5,800,000	9/18/2020	58.00	30,000
10	Crude Oil Future, Maturing November2020 +	Wedbush	200,000	10/16/2020	20.00	142,700
10	Crude Oil Future, Maturing November2020 +	Wedbush	400,000	10/16/2020	40.00	25,600
75	Crude Oil Future, Maturing November2020 +	Wedbush	3,150,000	10/16/2020	42.00	150,000
75	Crude Oil Future, Maturing November2020 +	Wedbush	4,350,000	10/16/2020	58.00	27,750
41	Crude Oil Future, Maturing December2020 +	Wedbush	1,230,000	11/18/2020	30.00	316,930
41	Crude Oil Future, Maturing December2020 +	Wedbush	1,722,000	11/18/2020	42.00	97,170
80	Crude Oil Future, Maturing December2020 +	Wedbush	3,480,000	11/18/2020	43.50	158,400
25	Crude Oil Future, Maturing December2020 +	Wedbush	1,500,000	11/18/2020	60.00	9,750
80	Crude Oil Future, Maturing December2020 +	Wedbush	5,400,000	11/18/2020	67.50	18,400
11	Gold Future, Maturing May 2020 +	Wedbush	1,705,000	4/28/2020	1,550.00	74,250
15	Gold Future, Maturing May 2020 +	Wedbush	2,355,000	4/28/2020	1,570.00	82,350
270	Gold Future, Maturing May 2020 +	Wedbush	45,090,000	4/28/2020	1,670.00	496,800
50	Gold Future, Maturing May 2020 +	Wedbush	8,500,000	4/28/2020	1,700.00	67,000
200	Gold Future, Maturing May 2020 +	Wedbush	34,100,000	4/28/2020	1,705.00	256,000
525	Gold Future, Maturing May 2020 +	Wedbush	93,975,000	4/28/2020	1,790.00	294,000
50	Gold Future, Maturing July 2020 +	Wedbush	7,625,000	6/26/2020	1,525.00	566,500
50	Gold Future, Maturing July 2020 +	Wedbush	8,500,000	6/26/2020	1,700.00	202,000
25	Gold Future, Maturing August 2020 +	Wedbush	4,500,000	7/29/2020	1,800.00	82,500
25	Gold Future, Maturing August 2020 +	Wedbush	5,000,000	7/29/2020	2,000.00	38,250
40	Gold Future, Maturing September 2020 +	Wedbush	6,400,000	8/27/2020	1,600.00	387,600

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS PURCHASED - 122.4% * (Continued)
	CALL OPTIONS PURCHASED - 14.9% (Continued)
25	Gold Future, Maturing September 2020 +	Wedbush	$4,125,000	8/27/2020	$1,650.00	$194,500
50	Gold Future, Maturing September 2020 +	Wedbush	8,850,000	8/27/2020	1,770.00	235,500
40	Gold Future, Maturing September 2020 +	Wedbush	7,400,000	8/27/2020	1,850.00	138,400
25	Gold Future, Maturing September 2020 +	Wedbush	4,700,000	8/27/2020	1,880.00	77,750
10	Gold Future, Maturing October 2020 +	Wedbush	1,400,000	9/25/2020	1,400.00	229,700
10	Gold Future, Maturing October 2020 +	Wedbush	1,800,000	9/25/2020	1,800.00	50,000
30	Gold Future, Maturing November 2020 +	Wedbush	4,680,000	10/28/2020	1,560.00	402,600
15	Gold Future, Maturing November 2020 +	Wedbush	2,730,000	10/28/2020	1,820.00	80,550
15	Gold Future, Maturing November 2020 +	Wedbush	2,812,500	10/28/2020	1,875.00	68,100
	TOTAL CALL OPTIONS PURCHASED (Cost - $18,655,597)					8,145,820

	PUT OPTIONS PURCHASED - 107.5%
100	Corn Future, Maturing May 2020 +	Wedbush	1,650,000	4/27/2020	330.00	19,375
100	Corn Future, Maturing May 2020 +	Wedbush	1,850,000	4/27/2020	370.00	151,875
100	Corn Future, Maturing June 2020 +	Wedbush	1,675,000	5/26/2020	335.00	33,125
100	Corn Future, Maturing June 2020 +	Wedbush	1,900,000	5/26/2020	380.00	181,250
100	Corn Future, Maturing July 2020 +	Wedbush	1,800,000	6/29/2020	360.00	117,500
100	Corn Future, Maturing July 2020 +	Wedbush	2,200,000	6/29/2020	440.00	475,000
16	Crude Oil Future, Maturing May 2020 +	Wedbush	224,000	4/17/2020	14.00	9,920
86	Crude Oil Future, Maturing May 2020 +	Wedbush	1,290,000	4/17/2020	15.00	69,660
50	Crude Oil Future, Maturing May 2020 +	Wedbush	975,000	4/17/2020	19.50	114,000
125	Crude Oil Future, Maturing May 2020 +	Wedbush	3,375,000	4/17/2020	27.00	892,500
36	Crude Oil Future, Maturing May 2020 +	Wedbush	1,044,000	4/17/2020	29.00	320,400
66	Crude Oil Future, Maturing May 2020 +	Wedbush	1,980,000	4/17/2020	30.00	648,120
100	Crude Oil Future, Maturing May 2020 +	Wedbush	3,800,000	4/17/2020	38.00	1,760,000
200	Crude Oil Future, Maturing May 2020 +	Wedbush	8,000,000	4/17/2020	40.00	3,916,000
5	Crude Oil Future, Maturing May 2020 +	Wedbush	210,000	4/17/2020	42.00	107,850
175	Crude Oil Future, Maturing May 2020 +	Wedbush	8,400,000	4/17/2020	48.00	4,821,250
50	Crude Oil Future, Maturing May 2020 +	Wedbush	2,500,000	4/17/2020	50.00	1,477,000
75	Crude Oil Future, Maturing May 2020 +	Wedbush	4,500,000	4/17/2020	60.00	2,964,750
50	Crude Oil Future, Maturing May 2020 +	Wedbush	3,100,000	4/17/2020	62.00	2,076,500
150	Crude Oil Future, Maturing June 2020 +	Wedbush	2,250,000	5/15/2020	15.00	153,000
225	Crude Oil Future, Maturing June 2020 +	Wedbush	3,600,000	5/15/2020	16.00	276,750
20	Crude Oil Future, Maturing June 2020 +	Wedbush	360,000	5/15/2020	18.00	34,600
10	Crude Oil Future, Maturing June 2020 +	Wedbush	200,000	5/15/2020	20.00	23,400
50	Crude Oil Future, Maturing June 2020 +	Wedbush	1,150,000	5/15/2020	23.00	174,000
21	Crude Oil Future, Maturing June 2020 +	Wedbush	514,500	5/15/2020	24.50	87,150
26	Crude Oil Future, Maturing June 2020 +	Wedbush	767,000	5/15/2020	29.50	180,700
50	Crude Oil Future, Maturing June 2020 +	Wedbush	1,600,000	5/15/2020	32.00	437,000
100	Crude Oil Future, Maturing June 2020 +	Wedbush	4,000,000	5/15/2020	40.00	1,581,000
21	Crude Oil Future, Maturing June 2020 +	Wedbush	1,029,000	5/15/2020	49.00	516,810
50	Crude Oil Future, Maturing June 2020 +	Wedbush	2,500,000	5/15/2020	50.00	1,280,000
100	Crude Oil Future, Maturing June 2020 +	Wedbush	5,300,000	5/15/2020	53.00	2,858,000
100	Crude Oil Future, Maturing June 2020 +	Wedbush	6,300,000	5/15/2020	63.00	3,854,000
14	Crude Oil Future, Maturing July 2020 +	Wedbush	161,000	6/18/2020	11.50	6,860
200	Crude Oil Future, Maturing July 2020 +	Wedbush	3,100,000	6/18/2020	15.50	208,000
80	Crude Oil Future, Maturing July 2020 +	Wedbush	1,440,000	6/18/2020	18.00	124,000
200	Crude Oil Future, Maturing July 2020 +	Wedbush	7,100,000	6/18/2020	35.50	1,912,000
40	Crude Oil Future, Maturing July 2020 +	Wedbush	1,560,000	6/18/2020	39.00	493,200
40	Crude Oil Future, Maturing July 2020 +	Wedbush	2,160,000	6/18/2020	54.00	1,059,600
151	Crude Oil Future, Maturing August 2020 +	Wedbush	4,228,000	7/17/2020	28.00	661,380
151	Crude Oil Future, Maturing August 2020 +	Wedbush	4,303,500	7/17/2020	28.50	693,090
404	Crude Oil Future, Maturing September 2020 +	Wedbush	4,646,000	8/18/2020	11.50	121,200
202	Crude Oil Future, Maturing September 2020 +	Wedbush	7,272,000	8/18/2020	36.00	1,603,880
75	Crude Oil Future, Maturing September 2020 +	Wedbush	2,737,500	8/18/2020	36.50	618,750
75	Crude Oil Future, Maturing September 2020 +	Wedbush	3,675,000	8/18/2020	49.00	1,386,000
101	Crude Oil Future, Maturing October 2020 +	Wedbush	3,535,000	9/18/2020	35.00	699,930
100	Crude Oil Future, Maturing October 2020 +	Wedbush	4,050,000	9/18/2020	40.50	1,051,000
25	Crude Oil Future, Maturing October 2020 +	Wedbush	1,025,000	9/18/2020	41.00	272,000
25	Crude Oil Future, Maturing October 2020 +	Wedbush	1,350,000	9/18/2020	54.00	558,500
300	Crude Oil Future, Maturing November 2020 +	Wedbush	8,550,000	10/16/2020	28.50	1,125,000
101	Crude Oil Future, Maturing November 2020 +	Wedbush	3,989,500	10/16/2020	39.50	940,310

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS PURCHASED - 122.4% * (Continued)
	PUT OPTIONS PURCHASED - 107.5% (Continued)
101	Crude Oil Future, Maturing November 2020 +	Wedbush	$4,040,000	10/16/2020	$40.00	$974,650
51	Crude Oil Future, Maturing November 2020 +	Wedbush	2,167,500	10/16/2020	42.50	584,460
51	Crude Oil Future, Maturing November 2020 +	Wedbush	2,193,000	10/16/2020	43.00	604,350
76	Gold Future, Maturing May 2020 +	Wedbush	10,640,000	4/28/2020	1,400.00	22,040
76	Gold Future, Maturing May 2020 +	Wedbush	11,590,000	4/28/2020	1,525.00	106,400
26	Gold Future, Maturing May 2020 +	Wedbush	4,355,000	4/28/2020	1,675.00	249,340
40	Gold Future, Maturing June 2020 +	Wedbush	5,300,000	5/27/2020	1,325.00	16,800
140	Gold Future, Maturing June 2020 +	Wedbush	20,650,000	5/27/2020	1,475.00	231,000
200	Gold Future, Maturing June 2020 +	Wedbush	29,600,000	5/27/2020	1,480.00	350,000
100	Gold Future, Maturing June 2020 +	Wedbush	16,250,000	5/27/2020	1,625.00	760,000
100	Gold Future, Maturing June 2020 +	Wedbush	16,500,000	5/27/2020	1,650.00	928,000
41	Gold Future, Maturing July 2020 +	Wedbush	5,740,000	6/26/2020	1,400.00	54,530
9	Gold Future, Maturing July 2020 +	Wedbush	1,350,000	6/26/2020	1,500.00	30,060
50	Gold Future, Maturing July 2020 +	Wedbush	8,000,000	6/26/2020	1,600.00	380,500
50	Gold Future, Maturing July 2020 +	Wedbush	8,750,000	6/26/2020	1,750.00	920,000
50	Gold Future, Maturing August 2020 +	Wedbush	7,375,000	7/29/2020	1,475.00	178,500
40	Gold Future, Maturing August 2020 +	Wedbush	6,100,000	7/29/2020	1,525.00	210,800
100	Gold Future, Maturing August 2020 +	Wedbush	17,000,000	7/29/2020	1,700.00	1,556,000
40	Gold Future, Maturing August 2020 +	Wedbush	6,900,000	7/29/2020	1,725.00	699,200
50	Gold Future, Maturing October 2020 +	Wedbush	7,500,000	9/25/2020	1,500.00	309,000
50	Gold Future, Maturing October 2020 +	Wedbush	8,500,000	9/25/2020	1,700.00	873,000
70	Gold Future, Maturing November 2020 +	Wedbush	10,430,000	10/28/2020	1,490.00	457,800
70	Gold Future, Maturing November 2020 +	Wedbush	11,830,000	10/28/2020	1,690.00	1,231,300
31	Gold Future, Maturing December 2020 +	Wedbush	4,603,500	11/25/2020	1,485.00	219,790
25	Gold Future, Maturing December 2020 +	Wedbush	3,812,500	11/25/2020	1,525.00	219,250
25	Gold Future, Maturing December 2020 +	Wedbush	3,925,000	11/25/2020	1,570.00	274,750
31	Gold Future, Maturing December 2020 +	Wedbush	5,239,000	11/25/2020	1,690.00	571,640
25	Gold Future, Maturing December 2020 +	Wedbush	4,700,000	11/25/2020	1,880.00	835,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $24,746,078)					58,995,595

	TOTAL OPTIONS PURCHASED (Cost - $43,401,675)					67,141,415

Principal			Coupon Rate (%)	Maturity
	UNITED STATES GOVERNMENT SECURITIES - 20.3%
$2,500,000	Resolution Funding Corp. Interest Strip		0.00%	10/15/2020		2,492,931
2,344,000	Resolution Funding Corp. Interest Strip		0.00%	10/15/2020		2,337,590
5,000,000	United States Treasury Note		1.75%	10/31/2020		5,048,730
1,255,000	United States Treasury Strip Coupon		0.00%	8/31/2020		1,254,605
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $11,052,614)					11,133,856

Shares
	SHORT-TERM INVESTMENTS - 65.1%
35,744,080	First American Government Obligations Portfolio - Institutional Class, 0.45% ** ^					35,744,080
	TOTAL SHORT-TERM INVESTMENTS (Cost - $35,744,080)					35,744,080

	TOTAL INVESTMENTS - 207.8% (Cost - $90,198,369)					$114,019,351
	LIABILITIES IN EXCESS OF OTHER ASSETS - (107.8)%					(59,145,129)
	NET ASSETS - 100.0%					$54,874,222

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS WRITTEN - (113.0)% *
	CALL OPTIONS WRITTEN - (12.3)%
225	Corn Future, Maturing May 2020 +	Wedbush	$4,500,000	4/27/2020	$400.00	$2,813
100	Corn Future, Maturing June 2020 +	Wedbush	1,875,000	5/26/2020	375.00	14,375
300	Corn Future, Maturing July 2020 +	Wedbush	6,000,000	6/29/2020	400.00	37,500
100	Corn Future, Maturing September 2020 +	Wedbush	2,050,000	8/24/2020	410.00	25,625
400	Corn Future, Maturing September 2020 +	Wedbush	8,400,000	8/24/2020	420.00	82,500
102	Crude Oil Future, Maturing May 2020 +	Wedbush	2,499,000	4/17/2020	24.50	118,320
200	Crude Oil Future, Maturing May 2020 +	Wedbush	5,300,000	4/17/2020	26.50	142,000
51	Crude Oil Future, Maturing May 2020 +	Wedbush	2,269,500	4/17/2020	44.50	2,040
150	Crude Oil Future, Maturing May 2020 +	Wedbush	7,575,000	4/17/2020	50.50	3,000
80	Crude Oil Future, Maturing May 2020 +	Wedbush	4,160,000	4/17/2020	52.00	1,600
50	Crude Oil Future, Maturing May 2020 +	Wedbush	2,650,000	4/17/2020	53.00	1,000
50	Crude Oil Future, Maturing May 2020 +	Wedbush	2,975,000	4/17/2020	59.50	500
192	Crude Oil Future, Maturing June 2020 +	Wedbush	5,088,000	5/15/2020	26.50	608,640
50	Crude Oil Future, Maturing June 2020 +	Wedbush	2,575,000	5/15/2020	51.50	5,000
50	Crude Oil Future, Maturing June 2020 +	Wedbush	2,650,000	5/15/2020	53.00	4,500
30	Crude Oil Future, Maturing July 2020 +	Wedbush	765,000	6/18/2020	25.50	183,900
31	Crude Oil Future, Maturing July 2020 +	Wedbush	1,286,500	6/18/2020	41.50	22,010
50	Crude Oil Future, Maturing July 2020 +	Wedbush	2,475,000	6/18/2020	49.50	14,000
19	Crude Oil Future, Maturing July 2020 +	Wedbush	969,000	6/18/2020	51.00	4,560
200	Crude Oil Future, Maturing July 2020 +	Wedbush	10,800,000	6/18/2020	54.00	36,000
32	Crude Oil Future, Maturing August 2020 +	Wedbush	896,000	7/17/2020	28.00	197,440
200	Crude Oil Future, Maturing August 2020 +	Wedbush	10,000,000	7/17/2020	50.00	82,000
200	Crude Oil Future, Maturing September 2020 +	Wedbush	9,600,000	8/18/2020	48.00	136,000
102	Crude Oil Future, Maturing October 2020 +	Wedbush	3,468,000	9/18/2020	34.00	455,940
102	Crude Oil Future, Maturing October 2020 +	Wedbush	4,794,000	9/18/2020	47.00	93,840
100	Crude Oil Future, Maturing October 2020 +	Wedbush	4,900,000	9/18/2020	49.00	72,000
100	Crude Oil Future, Maturing October 2020 +	Wedbush	5,400,000	9/18/2020	54.00	42,000
25	Crude Oil Future, Maturing October 2020 +	Wedbush	1,500,000	9/18/2020	60.00	6,250
20	Crude Oil Future, Maturing November 2020 +	Wedbush	600,000	10/16/2020	30.00	144,600
150	Crude Oil Future, Maturing November 2020 +	Wedbush	7,500,000	10/16/2020	50.00	118,500
82	Crude Oil Future, Maturing December 2020 +	Wedbush	2,952,000	11/18/2020	36.00	370,640
160	Crude Oil Future, Maturing December 2020 +	Wedbush	8,800,000	11/18/2020	55.00	94,400
22	Gold Future, Maturing May 2020 +	Wedbush	3,685,000	4/28/2020	1,675.00	38,500
85	Gold Future, Maturing May 2020 +	Wedbush	15,087,500	4/28/2020	1,775.00	55,250
1	Gold Future, Maturing May 2020 +	Wedbush	180,000	4/28/2020	1,800.00	520
4	Gold Future, Maturing May 2020 +	Wedbush	744,000	4/28/2020	1,860.00	1,280
150	Gold Future, Maturing June 2020 +	Wedbush	25,125,000	5/27/2020	1,675.00	492,000
100	Gold Future, Maturing June 2020 +	Wedbush	17,100,000	5/27/2020	1,710.00	254,000
264	Gold Future, Maturing June 2020 +	Wedbush	47,388,000	5/27/2020	1,795.00	374,880
50	Gold Future, Maturing July 2020 +	Wedbush	7,875,000	6/26/2020	1,575.00	422,500
50	Gold Future, Maturing July 2020 +	Wedbush	8,250,000	6/26/2020	1,650.00	270,000
50	Gold Future, Maturing August 2020 +	Wedbush	8,775,000	7/29/2020	1,755.00	202,000
50	Gold Future, Maturing August 2020 +	Wedbush	9,500,000	7/29/2020	1,900.00	109,500
80	Gold Future, Maturing September 2020 +	Wedbush	13,800,000	8/27/2020	1,725.00	453,600
50	Gold Future, Maturing September 2020 +	Wedbush	8,825,000	8/27/2020	1,765.00	240,500
20	Gold Future, Maturing October 2020 +	Wedbush	3,200,000	9/25/2020	1,600.00	214,000
30	Gold Future, Maturing November 2020 +	Wedbush	5,070,000	10/28/2020	1,690.00	250,800
30	Gold Future, Maturing November 2020 +	Wedbush	5,130,000	10/28/2020	1,710.00	233,400
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $14,140,917)					6,736,223

	PUT OPTIONS WRITTEN - (100.7)%
200	Corn Future, Maturing May 2020 +	Wedbush	3,500,000	4/27/2020	350.00	133,750
100	Corn Future, Maturing June 2020 +	Wedbush	1,775,000	5/26/2020	355.00	82,500
100	Corn Future, Maturing June 2020 +	Wedbush	1,800,000	5/26/2020	360.00	99,375
200	Corn Future, Maturing July 2020 +	Wedbush	4,000,000	6/29/2020	400.00	565,000
125	Crude Oil Future, Maturing May 2020 +	Wedbush	2,000,000	4/17/2020	16.00	131,250
100	Crude Oil Future, Maturing May 2020 +	Wedbush	1,800,000	4/17/2020	18.00	167,000
104	Crude Oil Future, Maturing May 2020 +	Wedbush	2,288,000	4/17/2020	22.00	369,200
215	Crude Oil Future, Maturing May 2020 +	Wedbush	4,945,000	4/17/2020	23.00	894,400
200	Crude Oil Future, Maturing May 2020 +	Wedbush	6,600,000	4/17/2020	33.00	2,536,000
100	Crude Oil Future, Maturing May 2020 +	Wedbush	3,500,000	4/17/2020	35.00	1,463,000
50	Crude Oil Future, Maturing May 2020 +	Wedbush	1,775,000	4/17/2020	35.50	756,500
41	Crude Oil Future, Maturing May 2020 +	Wedbush	1,763,000	4/17/2020	43.00	924,960
75	Crude Oil Future, Maturing May 2020 +	Wedbush	3,900,000	4/17/2020	52.00	2,365,500
50	Crude Oil Future, Maturing May 2020 +	Wedbush	2,700,000	4/17/2020	54.00	1,677,000
75	Crude Oil Future, Maturing May 2020 +	Wedbush	4,237,500	4/17/2020	56.50	2,702,250
50	Crude Oil Future, Maturing May 2020 +	Wedbush	2,900,000	4/17/2020	58.00	1,876,500

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS WRITTEN - (113.0)% * (Continued)
	PUT OPTIONS WRITTEN - (100.7)% (Continued)
2	Crude Oil Future, Maturing June 2020 +	Wedbush	$28,000	5/15/2020	$14.00	$1,700
202	Crude Oil Future, Maturing June 2020 +	Wedbush	7,171,000	5/15/2020	35.50	2,351,280
300	Crude Oil Future, Maturing June 2020 +	Wedbush	10,800,000	5/15/2020	36.00	3,627,000
42	Crude Oil Future, Maturing June 2020 +	Wedbush	1,554,000	5/15/2020	37.00	545,580
52	Crude Oil Future, Maturing June 2020 +	Wedbush	1,976,000	5/15/2020	38.00	723,840
50	Crude Oil Future, Maturing June 2020 +	Wedbush	2,175,000	5/15/2020	43.50	959,500
24	Crude Oil Future, Maturing June 2020 +	Wedbush	1,116,000	5/15/2020	46.50	531,360
200	Crude Oil Future, Maturing June 2020 +	Wedbush	11,600,000	5/15/2020	58.00	6,710,000
75	Crude Oil Future, Maturing July 2020 +	Wedbush	1,087,500	6/18/2020	14.50	65,250
200	Crude Oil Future, Maturing July 2020 +	Wedbush	3,300,000	6/18/2020	16.50	246,000
25	Crude Oil Future, Maturing July 2020 +	Wedbush	575,000	6/18/2020	23.00	74,750
201	Crude Oil Future, Maturing July 2020 +	Wedbush	5,628,000	6/18/2020	28.00	1,015,050
101	Crude Oil Future, Maturing July 2020 +	Wedbush	2,878,500	6/18/2020	28.50	534,290
40	Crude Oil Future, Maturing July 2020 +	Wedbush	1,780,000	6/18/2020	44.50	691,600
40	Crude Oil Future, Maturing July 2020 +	Wedbush	1,940,000	6/18/2020	48.50	844,400
202	Crude Oil Future, Maturing August 2020 +	Wedbush	2,222,000	7/17/2020	11.00	72,720
101	Crude Oil Future, Maturing September 2020 +	Wedbush	3,484,500	8/18/2020	34.50	713,060
175	Crude Oil Future, Maturing September 2020 +	Wedbush	7,175,000	8/18/2020	41.00	2,009,000
75	Crude Oil Future, Maturing September 2020 +	Wedbush	3,375,000	8/18/2020	45.00	1,113,000
202	Crude Oil Future, Maturing October 2020 +	Wedbush	2,121,000	9/18/2020	10.50	42,420
300	Crude Oil Future, Maturing October 2020 +	Wedbush	8,550,000	9/18/2020	28.50	1,170,000
202	Crude Oil Future, Maturing October 2020 +	Wedbush	7,979,000	9/18/2020	39.50	1,975,560
102	Crude Oil Future, Maturing October 2020 +	Wedbush	4,335,000	9/18/2020	42.50	1,228,080
25	Crude Oil Future, Maturing October 2020 +	Wedbush	1,125,000	9/18/2020	45.00	352,500
25	Crude Oil Future, Maturing October 2020 +	Wedbush	1,250,000	9/18/2020	50.00	464,000
152	Gold Future, Maturing May 2020 +	Wedbush	22,040,000	4/28/2020	1,450.00	72,960
74	Gold Future, Maturing May 2020 +	Wedbush	10,915,000	4/28/2020	1,475.00	48,840
26	Gold Future, Maturing May 2020 +	Wedbush	4,030,000	4/28/2020	1,550.00	54,340
26	Gold Future, Maturing May 2020 +	Wedbush	4,160,000	4/28/2020	1,600.00	111,800
80	Gold Future, Maturing June 2020 +	Wedbush	11,200,000	5/27/2020	1,400.00	61,600
100	Gold Future, Maturing June 2020 +	Wedbush	15,500,000	5/27/2020	1,550.00	376,000
200	Gold Future, Maturing June 2020 +	Wedbush	32,000,000	5/27/2020	1,600.00	1,224,000
41	Gold Future, Maturing July 2020 +	Wedbush	5,945,000	6/26/2020	1,450.00	86,100
100	Gold Future, Maturing July 2020 +	Wedbush	14,800,000	6/26/2020	1,480.00	278,000
9	Gold Future, Maturing July 2020 +	Wedbush	1,395,000	6/26/2020	1,550.00	46,350
100	Gold Future, Maturing July 2020 +	Wedbush	16,500,000	6/26/2020	1,650.00	1,074,000
40	Gold Future, Maturing August 2020 +	Wedbush	6,400,000	7/29/2020	1,600.00	354,800
150	Gold Future, Maturing August 2020 +	Wedbush	24,375,000	7/29/2020	1,625.00	1,551,000
40	Gold Future, Maturing August 2020 +	Wedbush	6,600,000	7/29/2020	1,650.00	478,400
100	Gold Future, Maturing October 2020 +	Wedbush	16,000,000	9/25/2020	1,600.00	1,095,000
140	Gold Future, Maturing November 2020 +	Wedbush	22,260,000	10/28/2020	1,590.00	1,577,800
62	Gold Future, Maturing December 2020 +	Wedbush	9,858,000	11/25/2020	1,590.00	748,960
50	Gold Future, Maturing December 2020 +	Wedbush	8,125,000	11/25/2020	1,625.00	707,500
25	Gold Future, Maturing December 2020 +	Wedbush	4,312,500	11/25/2020	1,725.00	524,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $22,249,432)					55,277,575

	TOTAL OPTIONS WRITTEN (Premiums Received - $36,390,349)					$62,013,798

*	Non-income producing security.

^	All collateral for open options contracts consists of cash.

+	All or a portion of this investment is a holding of the CHCSF Fund Limited.

**	Rate shown represents the rate at March 31, 2020, is subject to change and resets daily.

(a)	Each contract is equivalent to one underlying futures contract.

FUTURE CONTRACTS
					Unrealized
		Number of	Expiration	Notional Amount/	Appreciation/
Description	Counterparty	Contracts	Date	Value	(Depreciation)
Long
Crude Oil Future June 2020 +	Wedbush	150	5/19/2020	$3,676,500	$64,500
Crude Oil Future July 2020 +	Wedbush	150	6/22/2020	4,153,500	(2,152,500)
Crude Oil Future November 2020 +	Wedbush	49	10/20/2020	1,612,590	(95,550)
Gold 100 Ounce Future August 2020 +	Wedbush	150	8/27/2020	23,949,000	(570,000)
					(2,753,550)
Short
Crude Oil Future October 2020 +	Wedbush	199	9/22/2020	6,383,920	2,280,540
Crude Oil Future December 2020 +	Wedbush	150	11/20/2020	5,037,000	277,500
Gold 100 Ounce Future June 2020 +	Wedbush	150	6/26/2020	23,949,000	565,500
					3,123,540

Total					$369,990

CATALYST FUNDS
CATALYST/WARRINGTON STRATEGIC PROGRAM FUND (FORMERLY, CATALYST HEDGED FUTURES STRATEGY FUND)
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

				Value
	PRIVATE INVESTMENT FUND - 10.6%
	Prime Meridian Income QP Fund, LP # +			$17,399,356
	TOTAL PRIVATE INVESTMENT FUND (Cost - $17,469,180)			17,399,356

Principal		Discount Rate (%)	Maturity
	SHORT-TERM INVESTMENTS - 88.5%
	UNITED STATES GOVERNMENT SECURITY - 30.4%
$25,000,000	United States Treasury Bill	1.5570	4/30/2020	24,999,089
25,000,000	United States Treasury Bill	1.5257	7/30/2020	24,993,521
				49,992,610

Shares
	MONEY MARKET FUNDS - 58.1%
95,311,274	First American Government Obligations Portfolio- Institutional Class 0.45% **			95,311,274

	TOTAL SHORT-TERM INVESTMENTS (Cost - $145,152,813)			145,303,884

	TOTAL INVESTMENTS - 99.1% (Cost - $162,621,993)			$162,703,240
	OTHER ASSETS LESS LIABILITIES - 0.9%			1,452,406
	NET ASSETS - 100.0%			$164,155,646

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2020, is subject to change and resets daily.

+	Affiliated issuer.

#	The security is illiquid; total illiquid securities represent 10.6% of net assets.

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 86.8%
	AEROSPACE/DEFENSE - 3.0%
$1,500,000	TransDigm, Inc.	6.500	7/15/2024	$1,422,518
75,000	TransDigm, Inc.	7.500	3/15/2027	72,694
				1,495,212
	COMPUTERS - 3.6%
1,500,000	Apple, Inc.	2.000	5/6/2020	1,500,312
300,000	Apple, Inc.	2.400	5/3/2023	313,185
				1,813,497
	DIVERSIFIED FINANCIAL SERVICES - 6.8%
800,000	Mastercard, Inc.	3.650	6/1/2049	901,420
2,645,000	Oppenheimer Holdings, Inc.	6.750	7/1/2022	2,499,525
				3,400,945
	ELECTRIC - 0.7%
344,000	DPL, Inc.	7.250	10/15/2021	341,833

	ELECTRICAL COMPONETS & EQUIPMENT - 2.9%
1,539,000	WESCO Distribution, Inc.	5.375	12/15/2021	1,455,063

	ELECTRONICS - 2.0%
1,000,000	Avnet, Inc.	4.625	4/15/2026	998,391

	HEALTHCARE - SERVICES - 6.8%
2,000,000	Centene Corp. ^	4.250	12/15/2027	1,971,100
1,430,000	Universal Health Services, Inc. ^	4.750	8/1/2022	1,432,658
				3,403,758
	HOUSEHOLD PRODUCTS/WARES - 3.3%
1,700,000	Central Garden & Pet Co.	6.125	11/15/2023	1,646,867

	INTERNET - 9.8%
4,925,000	VeriSign, Inc.	4.625	5/1/2023	4,943,493

	INVESTMENT COMPANIES - 1.9%
990,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.375	12/15/2025	941,742

	IRON/STEEL - 5.4%
2,752,000	Steel Dynamics, Inc.	5.250	4/15/2023	2,697,774

	OIL & GAS - 1.2%
550,000	Marathon Petroleum Corp.	3.625	9/15/2024	488,497
120,000	Marathon Petroleum Corp.	5.375	10/1/2022	113,432
				601,929
	REAL ESTATE INVESTMENT TRUSTS - 15.1%
3,000,000	Diversified Healthcare Trust	6.750	12/15/2021	2,993,036
2,535,000	Equinix, Inc.	5.875	1/15/2026	2,600,707
2,110,000	Sabra Health Care LP	5.125	8/15/2026	1,999,606
				7,593,349
	RETAIL - 17.7%
6,793,000	Carvana Co. ^	8.875	10/1/2023	6,470,129
2,425,000	Lowe’s Cos., Inc.	4.625	4/15/2020	2,422,759
				8,892,888
	SEMICONDUCTORS - 4.5%
186,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125	1/15/2025	178,639
2,173,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875	1/15/2027	2,080,901
				2,259,540
	SOFTWARE - 2.1%
1,086,000	CA, Inc.	4.500	8/15/2023	1,074,252

	TOTAL CORPORATE BONDS (Cost - $45,793,693)			43,560,533

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 7.0%
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
$1,531,000	EZCORP, Inc.	2.375	5/1/2025	$1,148,629

	INTERNET - 2.0%
160,000	Twitter, Inc.	1.000	9/15/2021	151,610
1,000,000	Zillow Group, Inc.	1.500	7/1/2023	847,747
				999,357
	SOFTWARE - 2.7%
1,575,000	Arbor Realty Trust, Inc. ^	4.750	11/1/2022	1,378,195

	TOTAL CONVERTIBLE BONDS (Cost - $3,998,089)			3,526,181

	TOTAL INVESTMENTS - 93.8% (Cost - $49,791,782)			$47,086,714
	OTHER ASSETS LESS LIABILITIES - 6.2%			3,092,972
	NET ASSETS - 100.0%			$50,179,686

LP - Limited Partnership

^	144A security.

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	OPEN ENDED FUNDS - 73.9%
89,172	Catalyst Enhanced Income Strategy Fund +	$922,007
0	Catalyst/CIFC Floating Rate Income Fund +	1
67,835	Rational Special Situations Income Fund +	1,252,204
	TOTAL OPEN ENDED FUNDS (Cost - $2,363,431)	2,174,212

	SHORT-TERM INVESTMENTS - 17.8%
524,306	First American Government Obligations Portfolio- Institutional Class 0.45% *	524,306
	TOTAL SHORT-TERM INVESTMENTS (Cost - $524,306)	524,306

	TOTAL INVESTMENTS - 91.7% (Cost - $2,887,737)	$2,698,518
	OTHER ASSETS LESS LIABILITIES - 8.3%	243,474
	NET ASSETS - 100.0%	$2,941,992

*	Rate shown represents the rate at March 31, 2020, is subject to change and resets daily.

+	Affiliated issuer.

TOTAL RETURN SWAPS - (6.5)%

The BNP Paribas Catalyst Systematic Index (“BNP CASA Index”) is a rules based index designed to capitalize on structural inefficiencies and behavorial biases present within the equity, fixed income, commodity and currency markets. The BNP CASA Index is comprised of seven rules-based Index components created by BNP Paribas.

		Notional		Expiration	Pay/Receive	Upfront	Unrealized
Shares	Reference Entity	Amount	Counterparty	Date	Fixed Rate	Payments	Depreciation
692	BNP Paribas Catalyst Systematic Index **	1,450,000	BNP Paribas	2/16/2020	0.5000%	—	$(177,954)
1,028	BNP Paribas Catalyst Systematic Index **	1,900,000	BNP Paribas	2/16/2020	0.5000%	—	(12,749)
							$(190,703)

**	This instrument is held by CSACS Fund Ltd.

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

BNP Paribas Catalyst Systematic Index Swap Holdings Top 50 Holdings ^

						Unrealized
						Appreciation/
Long Contracts		Counterparty	Notional Amount	Maturity		(Depreciation)	Weighted %

	OPEN LONG FUTURES CONTRACTS
5	10 Year US Future	BNP Paribas	$753,840	June-20		$22,028	10.24%
54	CMX Copper Future	BNP Paribas	30,359	September-20		(3,720)	0.41%
1	CMX Gold Future	BNP Paribas	134,506	June-20		2,122	1.83%
0	CMX Silver Future	BNP Paribas	28,050	September-20		(3,974)	0.38%
1	E10 Future	BNP Paribas	177,089	June-20		(2,210)	2.41%
1	ICE Brent Crude Future	BNP Paribas	36,600	November-20		(10,030)	0.50%
2	LME Aluminum HG Future	BNP Paribas	85,875	July-20		(8,957)	1.17%
1	LME Aluminum HG Future	BNP Paribas	59,171	December-21		(5,581)	0.80%
1	LME Copper Future	BNP Paribas	93,155	December-21		(11,139)	1.27%
2	LME Nickel Future	BNP Paribas	124,110	July-20		(8,099)	1.69%
1	LME Zinc Future	BNP Paribas	44,651	June-20		(2,568)	0.61%
2	LME Zinc Future	BNP Paribas	88,667	July-20		(5,085)	1.20%
1	LME Zinc Future	BNP Paribas	54,837	December-20		(3,251)	0.74%
4	NYMEX Natural Gas Future	BNP Paribas	86,032	September-20		3,574	1.17%
5	NYMEX Natural Gas Future	BNP Paribas	122,697	April-21		13,319	1.67%
1	NYMEX WTI Crude Future	BNP Paribas	39,495	July-20		(15,316)	0.54%
2	NYMEX WTI Crude Future	BNP Paribas	63,486	December-22		(10,051)	0.86%
1	S&P 500 Future	BNP Paribas	101,054	May-20		(12,891)	1.37%
	NET UNREALIZED LOSS FROM OPEN LONG FUTURE CONTRACTS					(61,829)

Short Contracts
	OPEN SHORT FUTURES CONTRACTS
(55)	CMX Copper Future	BNP Paribas	(30,351)	July-20		3,710	0.41%
(202)	CMX Copper MAY Future	BNP Paribas	(112,235)	May-20		13,786	1.52%
(0)	CMX Silver Future	BNP Paribas	(28,060)	July-20		3,963	0.38%
(1)	HSCEI Future	BNP Paribas	(59,732)	April-20		4,218	0.81%
(1)	ICE Brent Crude Future	BNP Paribas	(37,245)	September-20		11,745	0.51%
(0)	JGB Future	BNP Paribas	(170,752)	June-20		1,961	2.32%
(4)	LME Aluminum HG Future	BNP Paribas	(154,718)	May-20		16,397	2.10%
(2)	LME Nickel Future	BNP Paribas	(131,838)	May-20		8,464	1.79%
(3)	LME Zinc Future	BNP Paribas	(142,811)	May-20		8,424	1.94%
(133)	NYMEX Gasoline RBOB Future	BNP Paribas	(36,656)	May-20		21,947	0.50%
(7)	NYMEX Natural Gas Future	BNP Paribas	(115,389)	May-20		6,129	1.57%
(5)	NYMEX Natural Gas Future	BNP Paribas	(84,940)	July-20		(1,400)	1.15%
(4)	NYMEX WTI Crude Future	BNP Paribas	(105,230)	May-20		57,275	1.43%
	NET UNREALIZED GAIN FROM OPEN SHORT FUTURE CONTRACTS					156,619

					Exercise
Contracts					Price	Value
	OPTIONS PURCHASED
	CALL OPTIONS PURCHASED
23	S&P 500 Index	BNP Paribas	57,218	4/17/2020	$2,456.37	$2,588	0.78%
41	S&P 500 Index	BNP Paribas	101,357	4/24/2020	2,456.02	5,455	1.38%
	TOTAL CALL OPTIONS PURCHASED					8,043

	PUT OPTIONS PURCHASED
52	S&P 500 Index	BNP Paribas	127,946	4/9/2020	$2,457.17	$4,482	1.74%
85	S&P 500 Index	BNP Paribas	209,565	4/3/2020	2,467.16	3,865	2.85%
	TOTAL CALL OPTIONS PURCHASED					8,347

	TOTAL OPTIONS PURCHASED					16,390

	OPTIONS WRITTEN
	CALL OPTIONS WRITTEN
85	S&P 500 Index	BNP Paribas	209,565	4/3/2020	$2,467.16	$(3,865)	2.85%
9	S&P 500 Index	BNP Paribas	28,520	4/3/2020	3,078.45	—	0.39%
9	S&P 500 Index	BNP Paribas	28,097	4/3/2020	3,090.23	—	0.38%
9	S&P 500 Index	BNP Paribas	27,908	4/3/2020	3,099.54	—	0.38%
9	S&P 500 Index	BNP Paribas	28,657	4/3/2020	3,130.12	—	0.39%
9	S&P 500 Index	BNP Paribas	29,928	4/3/2020	3,153.54	—	0.41%
9	S&P 500 Index	BNP Paribas	29,519	4/3/2020	3,167.49	—	0.40%
9	S&P 500 Index	BNP Paribas	29,286	4/3/2020	3,175.14	—	0.40%
9	S&P 500 Index	BNP Paribas	30,108	4/3/2020	3,208.37	—	0.41%
10	S&P 500 Index	BNP Paribas	30,977	4/3/2020	3,244.74	—	0.42%
10	S&P 500 Index	BNP Paribas	31,594	4/3/2020	3,286.63	—	0.43%
52	S&P 500 Index	BNP Paribas	127,946	4/9/2020	2,457.17	(4,482)	1.74%
11	S&P 500 Index	BNP Paribas	28,050	4/9/2020	2,604.67	(233)	0.38%
	TOTAL CALL OPTIONS WRITTEN					(8,580)

	PUT OPTIONS WRITTEN
23	S&P 500 Index	BNP Paribas	57,218	4/17/2020	$2,456.37	$(2,588)	0.78%
41	S&P 500 Index	BNP Paribas	101,357	4/24/2020	2,456.02	(5,455)	1.38%
	TOTAL PUT OPTIONS WRITTEN					(8,043)

	TOTAL OPTIONS WRITTEN					(16,623)

^	The make up of the underlying index and the total positions will not correlate to the unrealized for the total return swaps due to timing of contracts opened and closed in the index.

CATALYST FUNDS
CATALYST ENHANCED CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 49.8%
	BIOTECHNOLOGY - 5.9%
$150,000	Exact Sciences Corp.	0.375	3/15/2027	$126,783

	INTERNET - 19.5%
100,000	8x8, Inc.	0.500	2/1/2024	87,601
90,000	FireEye, Inc.	0.875	6/1/2024	76,050
200,000	Palo Alto Network, Inc.	0.750	7/1/2023	193,539
100,000	Wayfair, Inc. - 144A	1.000	8/15/2026	58,186
				415,376
	REAL ESTATE INVESTMENT TRUSTS - 16.6%
115,000	Arbor Realty Trust, Inc. - 144A	4.750	11/1/2022	100,630
100,000	Blackstone Mortgage Trust, Inc.	4.750	3/15/2023	79,000
100,000	Granite Point Mortgage Trust, Inc.	6.375	10/1/2023	55,500
190,000	PennyMac Corp. - 144A	5.500	11/1/2024	118,930
				354,060
	SOFTWARE - 3.8%
75,000	Splunk, Inc.	0.500	9/15/2023	80,856

	TRANSPORTATION - 4.0%
100,000	Air Transport Services Group, Inc.	1.125	10/15/2024	86,000

	TOTAL CONVERTIBLE BONDS (Cost - $1,349,797)			1,063,075

	CORPORATE BONDS - 29.6%
	AEROSPACE/DEFENSE - 4.5%
100,000	TransDigm, Inc.	7.500	3/15/2027	96,925

	DIVERSIFIED FINANCIAL SERVICES - 4.9%
110,000	Oppenheimer Holdings, Inc.	6.750	7/1/2022	103,950

	INTERNET - 0.5%
10,000	Netflix, Inc.	6.375	5/15/2029	10,952

	RETAIL - 19.7%
440,000	Carvana Corp. - 144A	8.875	10/1/2023	419,087

	TOTAL CORPORATE BONDS (Cost - $691,772)			630,914

	TOTAL INVESTMENTS - 79.4% (Cost - $2,041,569)			$1,693,989
	OTHER ASSETS IN EXCESS OF LIABILITIES - 20.6%			439,742
	NET ASSETS - 100.0%			$2,133,731

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020 the total market value of 144A securities is $696,833 or 32.66% of net assets.

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	COMMON STOCK - 99.4%
	AEROSPACE/DEFENSE - 5.0%
22,800	Lockheed Martin Corp.	$7,728,060

	BEVERAGES - 3.1%
110,000	Coca-Cola Co.	4,867,500

	BIOTECHNOLOGY - 5.1%
33,500	Vertex Pharmaceuticals, Inc. *	7,971,325

	COMMERCIAL SERVICES - 3.8%
27,500	Moody’s Corp.	5,816,250

	COSMETICS/PERSONAL CARE - 5.0%
71,000	Procter & Gamble Co.	7,810,000

	DIVERSIFIED FINANCIAL SERVICES - 3.5%
295,000	Western Union Co. ^	5,348,350

	FOOD - 3.4%
40,000	Hershey Co.	5,300,000

	HEALTHCARE SERVICES - 5.0%
52,000	DaVita, Inc. *	3,955,120
15,500	UnitedHealth Group, Inc.	3,865,390
		7,820,510
	INSURANCE - 5.1%
47,700	Aon PLC	7,872,408

	INTERNET - 7.7%
3,700	Amazon.com, Inc. *	7,213,964
12,500	Netflix, Inc. *	4,693,750
		11,907,714
	PHARMACEUTICALS - 9.8%
15,500	DexCom, Inc. *	4,173,685
46,000	Eli Lilly & Co. ^	6,381,120
104,500	Sanofi	4,568,740
		15,123,545
	PRIVATE EQUITY - 4.7%
160,000	The Blackstone Group, Inc.	7,291,200

	REAL ESTATE INVESTMENT TRUSTS - 7.0%
50,000	American Tower Corp. ^	10,887,500

	SEMICONDUCTORS - 11.3%
97,000	Intel Corp.	5,249,640
37,500	KLA-Tencor Corp.	5,390,250
128,000	Teradyne, Inc. ^	6,933,760
		17,573,650

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Shares		Value
	COMMON STOCK - 99.4% (Continued)
	SOFTWARE - 19.9%
60,500	Akamai Technologies, Inc. *	$5,535,145
45,000	Citrix Systems, Inc.	6,369,750
96,000	DocuSign, Inc. *	8,870,400
9,500	NetEase, Inc.	3,049,120
34,700	Paycom Software, Inc. *	7,009,747
		30,834,162

	TOTAL COMMON STOCK (Cost - $153,461,709)	154,152,174

	COLLATERAL FOR SECURITIES LOANED - 8.2%
12,805,614	Mount Vernon Liquid Assets Portfolio LLC, 0.91% + #	12,805,614
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $12,805,614)

	TOTAL INVESTMENTS - 107.6% (Cost - $166,267,323)	$166,957,788
	LIABILITES IN EXCESS OF OTHER ASSETS - (7.6)%	(11,811,114)
	NET ASSETS - 100.0%	$155,146,674

*	Non-income producing security.

LLC - Limited Liability Company

PLC - Public Limited Company

+	Variable rate security. Rate is as of March 31, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $12,053,378 at March 31, 2020.

# Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST FUNDS
CATALYST MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 26.4%
	DEBT FUNDS - 26.4%
4,050	iShares MBS ETF	$447,282
6,190	Vanguard Mortgage-Backed Securities ETF	337,355
	TOTAL EXCHANGE TRADED FUNDS (Cost - $767,081)	784,637

	TOTAL INVESTMENTS - 26.4% (Cost - $767,081)	$784,637
	OTHER ASSETS LESS LIABILITIES - 73.6%	2,186,858
	NET ASSETS - 100.0%	$2,971,495

				Unrealized
				Appreciation/
Long Contracts		Notional Amount	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 2.4%
31	90-Day Euro$ Future	$7,720,163	June-22	$71,688
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURE CONTRACTS			71,688

Short Contracts
	OPEN SHORT FUTURES CONTRACTS - 1.0%
(5)	C$ Currency Future	(355,225)	June-20	8,000
(4)	Cocoa Future +	(89,960)	May-20	(196)
(2)	Copper Future +	(111,400)	May-20	4,604
(8)	Corn Future +	(138,400)	July-20	5,014
(3)	Cotton No.2 Future +	(76,695)	May-20	12,083
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURE CONTRACTS			29,505
	TOTAL UNREALIZED GAIN FROM OPEN FUTURES CONTRACTS			$101,193

+ All of this investment is a holding of the CAMFMSF Fund Limited.

ETF - Exchange Traded Fund.

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	COMMON STOCK - 87.2%
	AEROSPACE/DEFENSE - 2.4%
1,005	Lockheed Martin Corp. ^	$340,645

	BANKS - 2.2%
3,200	PNC Financial Services Group, Inc. ^	306,304

	BIOTECHNOLOGY - 4.4%
1,285	Biogen, Inc. *	406,548
3,000	Gilead Sciences, Inc.	224,280
		630,828
	COMMERCIAL SERVICES - 4.3%
2,500	Automatic Data Processing, Inc.	341,700
1,535	Cintas Corp.	265,893
		607,593
	COMPUTERS - 2.7%
1,495	Apple, Inc. ^	380,164

	COSMETICS/PERSONAL CARE - 2.3%
3,000	Procter & Gamble Co.	330,000

	DISTRIBUTION/WHOLESALE - 2.7%
1,950	Pool Corp. ^	383,701

	DIVERSIFIED FINANCIAL SERIVCES - 8.9%
1,365	Mastercard, Inc. ^	329,729
17,000	Santander Consumer USA Holdings, Inc.	236,470
8,300	Stifel Financial Corp.	342,624
2,170	Visa, Inc. ^	349,630
		1,258,453
	HEALTHCARE SERVICES - 2.6%
1,180	Humana, Inc.	370,544

	HOME BUILDERS - 3.8%
7,550	D.R. Horton, Inc.	256,700
110	NVR, Inc. * ^	282,602
		539,302
	INSURANCE - 2.6%
2,000	Berkshire Hathaway, Inc. * ^	365,660

	INTERNET - 2.6%
2,035	VeriSign, Inc. *	366,483

	LODGING - 5.4%
30,000	Hilton Grand Vacations, Inc. *	473,100
4,300	Hilton Worldwide Holdings, Inc. ^	293,432
		766,532
	REAL ESTATE INVESTMENT TRUSTS - 11.4%
40,000	AGNC Investment Corp.	423,200
100,000	Annaly Capital Management, Inc.	507,000
52,000	ARMOUR Residential REIT, Inc.	458,120
24,000	Kimco Realty Corp.	232,080
		1,620,400

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Shares		Value
	COMMON STOCK - 87.2% (Continued)
	RETAIL - 18.3%
350	AutoZone, Inc. *	$296,100
2,750	Dollar General Corp.	415,277
1,000	Domino’s Pizza, Inc.	324,070
900	O’Reilly Automotive, Inc. *	270,945
3,735	Ross Stores, Inc.	324,833
3,000	Scotts Miracle-Gro Co. *	307,200
3,635	Walmart, Inc.	413,009
10,000	World Fuel Services Corp.	251,800
		2,603,234
	SEMICONDUCTORS - 2.0%
3,600	Qorvo, Inc. *	290,268

	SOFTWARE - 8.6%
2,715	Microsoft Corp. ^	428,183
1,485	MSCI, Inc.	429,106
7,500	Oracle Corp.	362,475
		1,219,764

	TOTAL COMMON STOCK (Cost - $13,681,042)	12,379,875

	SHORT-TERM INVESTMENTS - 12.5%
1,769,877	First American Government Obligations Fund - Class U, 0.45% ~	1,769,877
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,769,877)

	COLLATERAL FOR SECURITIES LOANED - 24.4%
3,461,239	Mount Vernon Liquid Assets Portfolio LLC, 0.91% + #	3,461,239
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,461,239)

	TOTAL INVESTMENTS - 124.1% (Cost - $18,912,158)	$17,610,991
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.1)%	(3,422,643)
	NET ASSETS - 100.0%	$14,188,348

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

~	Rate shown represents the rate at March 31, 2020, is subject to change and resets daily.

+	Variable rate security. Rate is as of March 31, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $3,308,477 at March 31, 2020.

#	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST FUNDS
CATALYST GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	COMMON STOCK - 47.9%
	REAL ESTATE INVESTMENT TRUSTS - 47.9%
	MORTGAGE - 47.9%
22,140	AGNC Investment Corp.	$234,241
46,655	Annaly Capital Management, Inc.	236,541
6,135	Armour Residential REIT, Inc.	54,049
13,950	Capstead Mortgage Corp.	58,590
19,065	Orchard Island Capital, Inc.	56,242
		639,663
	TOTAL COMMON STOCK (Cost - $651,176)	639,663

	SHORT-TERM INVESTMENTS - 50.7%
677,083	First American Government Obligations Fund - Class U, 0.45% *	677,083
	TOTAL SHORT-TERM INVESTMENTS (Cost - $677,083)

	TOTAL INVESTMENTS - 98.6% (Cost - $1,328,259)	$1,316,746
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%	19,172
	NET ASSETS - 100.0%	$1,335,918

REIT - Real Estate Investment Trust

*	Rate shown represents the rate at March 31, 2020, is subject to change and resets daily.

CATALYST FUNDS
CATALYST/EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares				Value
	EXCHANGE TRADED FUNDS - 18.8%
16,200	JPMorgan Ultra-Short Income ETF			$804,654
17,618	SPDR Portfolio Short Term Corporate Bond ETF			532,944
7,248	Vanguard Short-Term Corporate Bond ETF			573,317
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,917,779)			1,910,915

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 68.5%
	AUTO MANUFACTURERS - 2.4%
$250,000	General Motors Financial Co., Inc.	4.200	3/1/2021	240,673

	BANKS - 12.2%
100,000	Citigroup, Inc.	5.375	8/9/2020	101,002
50,000	Goldman Sachs Group, Inc.	6.000	6/15/2020	50,303
250,000	JPMorgan Chase & Co.	2.295	8/15/2021	249,942
200,000	KeyCorp.	5.100	3/24/2021	203,530
250,000	Santander UK Group Holdings PLC	2.875	8/5/2021	247,078
100,000	Skandinaviska Enskilda Banken AB	1.875	9/13/2021	99,140
300,000	Zions Bancorp. NA	3.350	3/4/2022	294,453
				1,245,448
	BEVERAGES - 1.0%
100,000	Pernod Ricard SA	5.750	4/7/2021	102,925

	DIVERSIFIED FINANCIAL SERVICES - 1.5%
150,000	Capital One Financial Corp.	3.450	4/30/2021	150,305

	ELECTRIC - 4.4%
250,000	Dominion Energy, Inc.	2.579	7/1/2020	249,713
200,000	Southern Co.	2.350	7/1/2021	199,974
				449,687
	ELECTRONICS - 1.5%
150,000	Amphenol Corp.	2.200	4/1/2020	150,000

	HEALTHCARE - SERVICES - 6.0%
50,000	Cigna Holding Co.	5.125	6/15/2020	50,176
250,000	Laboratory Corp. of America Holdings	3.200	2/1/2022	252,280
300,000	Quest Diagnostics, Inc.	4.700	4/1/2021	303,556
				606,012
	HOME BUILDERS - 2.4%
250,000	DR Horton, Inc.	2.550	12/1/2020	246,559

	INSURANCE - 3.5%
150,000	Aon Corp.	5.000	9/30/2020	151,522
200,000	Prudential Financial, Inc.	5.375	6/21/2020	201,370
				352,892
	INTERNET - 2.2%
150,000	eBay, Inc.	2.150	6/5/2020	149,920
75,000	eBay, Inc.	3.800	3/9/2022	76,117
				226,037
	LODGING - 2.2%
250,000	Marriott International, Inc.	3.125	10/15/2021	224,609

	MACHINERY - CONSTRUCTION & MINING - 2.5%
250,000	Caterpillar Financial Services Corp.	1.700	8/9/2021	249,759

	MACHINERY - DIVERSIFIED - 5.0%
250,000	John Deere Capital Corp.	3.200	1/10/2022	256,220
250,000	Xylem, Inc.	4.875	10/1/2021	257,472
				513,692

CATALYST FUNDS
CATALYST/EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (Continued) - 68.5%
	MISCELLANEOUS MANUFACTURING - 3.9%
$200,000	General Electric Co.	5.550	5/4/2020	$200,516
200,000	Textron, Inc.	3.650	3/1/2021	199,482
				399,998
	PHARMACEUTICALS - 5.9%
50,000	Cardinal Health, Inc.	4.625	12/15/2020	50,474
250,000	Express Scripts Holding Co.	2.600	11/30/2020	249,678
50,000	GlaxoSmithKline Capital PLC	3.125	5/14/2021	50,702
250,000	Pfizer, Inc.	5.200	8/12/2020	253,776
				604,630
	PIPELINES - 1.2%
125,000	Kinder Morgan Energy Partners LP	6.500	4/1/2020	125,000

	REITS - 4.0
400,000	American Tower Corp.	3.450	9/15/2021	402,888

	SEMICONDUCTORS - 0.5%
50,000	Applied Materials, Inc.	2.625	10/1/2020	50,116

	TELECOMMUNICATIONS - 1.3%
125,000	AT&T, Inc.	3.200	3/1/2022	126,842

	TRANSPORTATION - 4.9%
250,000	Norfolk Southern Railway Co.	9.750	6/15/2020	252,972
250,000	Ryder System, Inc.	2.250	9/1/2021	248,781
				501,753

	TOTAL CORPORATE BONDS (Cost - $7,060,398)			6,969,825

	UNITED STATES GOVERNMENT SECURITY - 4.9%
500,000	United States Treasury Note +	1.375	8/31/2020	502,676
	TOTAL UNITED STATES GOVERNMENT SECURITY (Cost - $499,523)			502,676

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price
	TOTAL OPTIONS PURCHASED - 0.5% *
	CALL OPTIONS PURCHASED - 0.5%
41	SPDR S&P 500 ETF Trust	Pershing	$1,324,300	9/21/2020 - $323.00	5,330
37	SPDR S&P 500 ETF Trust	Pershing	1,224,700	11/23/2020 - $331.00	5,458
41	SPDR S&P 500 ETF Trust	Pershing	1,381,700	12/21/2020 - $337.00	5,555
60	SPDR S&P 500 ETF Trust	Pershing	1,926,000	1/19/2021 - $321.00	24,000
36	SPDR S&P 500 ETF Trust	Pershing	1,191,600	1/19/2021 - $331.00	8,172
24	SPDR S&P 500 ETF Trust	Pershing	808,800	1/19/2021 - $337.00	3,948
	TOTAL CALL OPTIONS PURCHASED (Cost - $451,104)				52,463

	TOTAL INVESTMENTS - 92.7% (Cost - $9,928,804)				$9,435,879
	OTHER ASSETS LESS LIABILITIES - 7.3%				739,645
	NET ASSETS - 100.0%				$10,175,524

	OPTIONS WRITTEN - (15.7)% *
	CALL OPTIONS WRITTEN - (0.1)%
99	SPDR S&P 500 ETF Trust	Pershing	$3,504,600	9/21/2020 - $354.00	$2,525
37	SPDR S&P 500 ETF Trust	Pershing	1,306,100	11/23/2020 - $353.00	1,794
27	SPDR S&P 500 ETF Trust	Pershing	974,700	11/23/2020 - $361.00	959
41	SPDR S&P 500 ETF Trust	Pershing	1,471,900	12/21/2020 - $359.00	2,029
44	SPDR S&P 500 ETF Trust	Pershing	1,606,000	12/21/2020 - $365.00	1,848
30	SPDR S&P 500 ETF Trust	Pershing	1,086,000	1/19/2021 - $362.00	1,800

CATALYST FUNDS
CATALYST/EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (15.7)% * (Continued)
	CALL OPTIONS WRITTEN - (0.1)% (Continued)
60	SPDR S&P 500 ETF Trust	Pershing	2,214,000	1/19/2021 - $369.00	2,400
30	SPDR S&P 500 ETF Trust	Pershing	1,110,000	1/19/2021 - $370.00	1,095
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $155,966)				14,450

	PUT OPTIONS WRITTEN - (15.6)%
82	SPDR S&P 500 ETF Trust	Pershing	2,443,600	9/21/2020 - $298.00	374,576
29	SPDR S&P 500 ETF Trust	Pershing	867,100	11/23/2020 - $299.00	146,697
25	SPDR S&P 500 ETF Trust	Pershing	750,000	11/23/2020 - $300.00	117,500
35	SPDR S&P 500 ETF Trust	Pershing	1,043,000	12/21/2020 - $298.00	178,587
31	SPDR S&P 500 ETF Trust	Pershing	942,400	12/21/2020 - $304.00	171,322
60	SPDR S&P 500 ETF Trust	Pershing	1,734,000	1/19/2021 - $289.00	276,390
36	SPDR S&P 500 ETF Trust	Pershing	1,072,800	1/19/2021 - $298.00	187,092
24	SPDR S&P 500 ETF Trust	Pershing	729,600	1/19/2021 - $304.00	134,712
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $567,105)				1,586,876

	TOTAL OPTIONS WRITTEN (Premiums Received - $723,071)				$1,601,326

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SPDR - Standard & Poor’s Depositary Receipts

+	All or a portion of this security is segregated as collateral for options written.

*	Non income producing security.

(a)	Each contract is equivalent to 100 shares of the underlying ETF.

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	COMMON STOCK - 93.1%
	AEROSPACE/DEFENSE - 7.2%
4,098	Lockheed Martin Corp.	$1,389,017
8,289	Raytheon Co.	1,087,102
		2,476,119
	AIRLINES - 2.9%
35,047	Delta Air Lines, Inc.	999,891

	AUTO PARTS & EQUIPMENT - 3.7%
39,364	Allison Transmission Holdings, Inc.	1,283,660

	COMMERCIAL SERVICES - 3.9%
9,741	Automatic Data Processing, Inc.	1,331,400

	ELECTRONICS- 3.8%
9,720	Honeywell International, Inc.	1,300,439

	ENTERTAINMENT- 3.0%
7,036	Vail Resorts, Inc.	1,039,288

	ENVIRONMENTAL CONTROL - 3.8%
14,107	Waste Management, Inc.	1,305,744

	FOOD - 4.4%
10,685	McCormick & Co., Inc.	1,508,829

	HEALTHCARE SERVICES - 4.2%
5,813	UnitedHealth Group, Inc.	1,449,646

	LODGING - 2.8%
12,843	Marriott International, Inc.	960,785

	MACHINERY CONSTRUCTION & MINING - 3.9%
20,856	Oshkosh Corp.	1,341,666

	MEDIA - 3.5%
12,523	Walt Disney Co.	1,209,722

	PHARMACEUTICALS - 4.3%
26,795	Bristol-Myers Squibb Co.	1,493,553

	RETAIL - 25.5%
19,145	Best Buy Co., Inc.	1,091,265
17,017	Darden Restaurants, Inc.	926,746
10,541	Dollar General Corp.	1,591,796
22,950	Dunkin’ Brands Group, Inc.	1,218,645
7,136	Home Depot, Inc.	1,332,362
19,968	Starbucks Corp.	1,312,696
27,589	TJX Companies, Inc.	1,319,030
		8,792,540
	SEMICONDUCTORS - 7.8%
5,474	Lam Research Corp.	1,313,760
13,618	Texas Instuments, Inc.	1,360,847
		2,674,607

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Shares		Value
	COMMON STOCK - 93.1% (Continued)
	TELECOMMUNICATIONS - 8.4%
14,602	Broadridge Financial Solutions, Inc.	$1,384,708
9,690	Microsoft Corp.	1,528,210
		2,912,918

	TOTAL COMMON STOCK (Cost - $43,834,505)	32,080,807

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 8.7% *
8	S&P 500 Index	TradeStation Securities	$2,380,000	4/17/2020 - $2,975.00	326,120
20	S&P 500 Index	TradeStation Securities	4,600,000	5/15/2020 - $2,300.00	164,300
28	S&P 500 Index	TradeStation Securities	6,580,000	5/15/2020 - $2,350.00	262,080
10	S&P 500 Index	TradeStation Securities	2,450,000	5/15/2020 - $2,450.00	120,300
30	S&P 500 Index	TradeStation Securities	7,650,000	5/15/2020 - $2,550.00	460,500
15	S&P 500 Index	TradeStation Securities	3,900,000	5/15/2020 - $2,600.00	259,725
5	S&P 500 Index	TradeStation Securities	1,350,000	5/15/2020 - $2,700.00	110,075
5	S&P 500 Index	TradeStation Securities	1,375,000	5/15/2020 - $2,750.00	124,150
25	S&P 500 Index	TradeStation Securities	7,562,500	5/15/2020 - $3,025.00	1,161,625
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,866,242)				2,988,875

	TOTAL INVESTMENTS - 101.8% (Cost - $46,700,747)				$35,069,682
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%				(608,280)
	NET ASSETS - 100.0%				$34,461,402

*	Non-income producing security.

(a)	One contract is equivalent to 100 shares of the underlying common stock.

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	COMMON STOCK - 86.2%
	AEROSPACE/DEFENSE - 3.2%
100,000	Kratos Defense & Security Solutions, Inc. *	$1,384,000

	AGRICULTURE - 8.3%
49,300	Bunge Ltd.	2,022,779
6,800,000	Hanjaya Mandala Sampoerna Tbk PT	594,114
52,000	Imperial Brands PLC - ADR	955,188
		3,572,081
	BEVERAGES - 3.1%
128,500	Distell Group Holdings Ltd.	562,493
1,800,000	Thai Beverage PCL	764,828
		1,327,321
	CHEMICALS - 2.5%
100,000	Mosaic Co.	1,082,000

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
79,500	JSE Ltd.	450,693

	ENVIRONMENTAL CONTROL - 4.4%
27,000	Tetra Tech, Inc.	1,906,740

	FOOD - 12.5%
16,105	Campbell Soup Co.	743,407
280,492	Cloetta AB	665,863
198,000	GrainCorp. Ltd. *	374,465
515,200	Grupo Herdez S.A.B. DE C.V	645,228
16,550	Nestle SA - ADR	1,704,485
73,000	Tiger Brands Ltd.	756,159
198,000	United Malt Group Ltd. *	533,218
		5,422,825
	GAS - 3.6%
41,855	National Fuel Gas Co.	1,560,773

	HOUSEHOLD PRODUCTS - 2.9%
83,000	Reckitt Benckiser Group PLC - ADR	1,278,615

	INTERNET - 5.1%
56,500	eBay, Inc.	1,698,390
3,000	Facebook, Inc. *	500,400
		2,198,790
	INVESTMENT COMPANIES - 4.1%
26,500	Pargesa Holding SA	1,756,989

	PHARMACEUTICALS - 12.1%
11,800	Johnson & Johnson	1,547,334
26,345	Novartis AG - ADR	2,172,145
34,650	Sanofi - ADR	1,514,898
		5,234,377
	SEMICONDUCTORS - 5.4%
32,500	Micron Technology, Inc. *	1,366,950
16,620	Synaptics, Inc. *	961,799
		2,328,749

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Shares		Value
	COMMON STOCK - 86.2% (Continued)
	SOFTWARE - 3.1%
8,500	Microsoft Corp.	$1,340,535

	TELECOMMUNICATIONS - 14.9%
46,500	Cisco Systems, Inc.	1,827,915
156,106	Orange SA - ADR	1,885,761
19,915	Verizon Communications, Inc.	1,070,033
121,000	Vodafone Group PLC - ADR	1,666,170
		6,449,879

	TOTAL COMMON STOCK (Cost - $39,399,936)	37,294,367

	CLOSED-END FUND - 4.9%
144,000	Sprott Physical Gold and Silver Trust	2,105,280
	TOTAL CLOSED-END FUND (Cost - $1,917,569)

	TOTAL INVESTMENTS - 91.1% (Cost - $41,317,505)	$39,399,647
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.9%	3,833,300
	NET ASSETS - 100.0%	$43,232,947

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

*	Non-income producing security.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares				Value
	COMMON STOCK - 49.0%
	AGRICULTURE - 6.2%
9,600	Bunge Ltd.			$393,888
3,991,700	Hanjaya Mandala Sampoerna Tbk. PT			348,754
32,600	Imperial Brands PLC - ADR			598,829
				1,341,471
	BEVERAGES - 0.7%
375,000	Thai Beverage PCL			159,339

	CHEMICALS - 0.8%
15,000	Mosaic Co.			162,300

	ENVIRONMENTAL CONTROL - 4.0%
12,271	Tetra Tech, Inc.			866,578

	FOOD - 8.7%
6,755	Campbell Soup Co.			311,811
65,000	Cloetta AB *			154,304
25,000	GrainCorp Ltd. *			47,281
197,800	Grupo Herdez SAB de CV			247,722
8,050	Nestle SA - ADR			829,069
20,000	Tiger Brands Ltd.			207,167
25,000	United Malt Grp Ltd. *			67,326
				1,864,680
	GAS - 2.7%
15,820	National Fuel Gas Co.			589,928

	HOUSEHOLD PRODUCTS/WARES - 1.2%
17,000	Reckitt Benckiser Group PLC			261,885

	INVESTMENT COMPANIES - 2.3%
7,357	Pargesa Holding SA *			487,780

	PHARMACEUTICALS - 10.1%
5,400	Johnson & Johnson			708,102
8,525	Novartis AG - ADR			702,886
17,300	Sanofi - ADR			756,356
				2,167,344
	SEMICONDUCTORS - 1.8%
9,000	Micron Technology, Inc. * +			378,540

	SOFTWARE - 1.8%
2,400	Microsoft Corp.			378,504

	TELECOMMUNICATIONS - 8.7%
20,400	Cisco Systems, Inc.			801,924
59,500	Orange SA - ADR			718,760
25,790	Vodafone Group PLC - ADR			355,128
				1,875,812

	TOTAL COMMON STOCK (Cost - $10,965,214)			10,534,161

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 37.4%
	AEROSPACE/DEFENSE - 0.4%
$100,000	Howmet Aerospace, Inc.	5.400	4/15/2021	99,192

	AIRLINES - 0.9%
200,000	United Airlines Holdings, Inc.	6.000	12/1/2020	193,740

	AUTO MANUFACTURERS - 5.6%
250,000	Fiat Chrysler Automobiles NV	4.500	4/15/2020	250,716
490,000	Ford Motor Co.	9.215	9/15/2021	476,133
250,000	Ford Motor Credit Co. LLC	2.343	11/2/2020	241,250
250,000	Ford Motor Credit Co. LLC	3.339	3/28/2022	233,825
				1,201,924
	AUTO PARTS & EQUIPMENT - 1.4%
295,000	Goodyear Tire & Rubber Co.	8.750	8/15/2020	293,868

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 37.4% (Continued)
	CHEMICALS - 2.7%
$624,000	Methanex Corp.	5.250	3/1/2022	$572,851

	COMMERCIAL SERVICES - 1.1%
225,000	RR Donnelley & Sons Co.	7.875	3/15/2021	229,770

	COMPUTERS - 1.2%
250,000	Seagate HDD Cayman	4.250	3/1/2022	250,738

	DIVERSIFIED FINANCAL SERVICES - 0.5%
99,000	Aircastle Ltd.	7.625	4/15/2020	98,977

	ELECTRIC - 1.0%
250,000	TransAlta Corp.	4.500	11/15/2022	226,562

	FOOD - 1.3%
106,000	Safeway, Inc.	3.950	8/15/2020	104,931
175,000	Safeway, Inc.	4.750	12/1/2021	168,210
				273,141
	HOUSEWARES - 0.7%
250,000	Tupperware Brands Corp.	4.750	6/1/2021	157,600

	MACHINERY-DIVERSIFIED - 0.9%
250,000	Briggs & Stratton Corp.	6.875	12/15/2020	189,075

	MEDIA - 1.9%
300,000	DISH DBS Corp.	5.125	5/1/2020	298,741
110,000	DISH DBS Corp.	6.750	6/1/2021	112,141
				410,882
	MINING - 3.4%
400,000	AngloGold Ashanti Holdings PLC	5.375	4/15/2020	396,082
40,000	AngloGold Ashanti Holdings PLC	5.125	8/1/2022	38,437
300,000	Freeport-McMoRan, Inc.	3.550	3/1/2022	291,477
				725,996
	OIL & GAS - 6.6%
222,000	Apache Corp.	3.625	2/1/2021	179,515
200,000	Murphy Oil Corp.	4.000	6/1/2022	136,496
300,000	Nabors Industries, Inc.	5.000	9/15/2020	278,599
275,000	Petroleos Mexicanos	3.500	7/23/2020	269,077
697,000	Transocean, Inc.	6.500	11/15/2020	560,153
				1,423,840
	PIPELINES - 0.8%
200,000	Buckeye Partners LP	4.875	2/1/2021	175,500

	RETAIL - 5.1%
185,000	Foot Locker, Inc.	8.500	1/15/2022	176,675
300,000	L Brands, Inc.	5.625	2/15/2022	280,602
500,000	QVC, Inc.	5.125	7/2/2022	420,027
225,000	Yum! Brands, Inc.	3.875	11/1/2020	223,574
				1,100,878
	TELECOMMUNICATIONS - 1.9%
200,000	Sprint Communications, Inc.	7.000	8/15/2020	200,810
200,000	Sprint Corp.	7.250	9/15/2021	207,232
				408,042

	TOTAL CORPORATE BONDS (Cost - $8,892,772)			8,032,576

Shares
	CLOSED-END FUND - 1.6%
23,500	Sprott Physical Gold and Silver Trust			343,570
	TOTAL CLOSED-END FUND (Cost - $336,373)

	TOTAL INVESTMENTS - 88.0% (Cost - $20,194,359)			$18,910,307
	OTHER ASSETS LESS LIABILITIES - 12.0%			2,560,913
	NET ASSETS - 100.0%			$21,471,220

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares				Value
	EXCHANGE TRADED FUNDS - 46.8%
	EQUITY FUNDS - 46.8%
291,798	iShares China Large-Cap ETF			$10,954,097
2,025,674	iShares Core S&P Mid-Cap ETF			291,413,462
3,065,261	iShares Core S&P Small-Cap ETF			171,991,795
655,255	iShares MSCI Australia ETF			10,182,663
59,335	iShares MSCI Austria ETF			777,882
40,406	iShares MSCI Belgium ETF			585,079
430,500	iShares MSCI Brazil ETF			10,142,580
486,661	iShares MSCI Canada ETF			10,633,543
241,230	iShares MSCI Chile ETF			5,229,866
276,872	iShares MSCI France ETF			6,489,880
343,910	iShares MSCI Germany ETF			7,387,187
520,488	iShares MSCI Hong Kong ETF			10,378,531
42,133	iShares MSCI India ETF			1,015,827
27,045	iShares MSCI Israel ETF			1,214,320
145,758	iShares MSCI Italy ETF			3,027,394
203,195	iShares MSCI Japan ETF			10,035,801
236,747	iShares MSCI Malaysia ETF			5,492,530
336,529	iShares MSCI Mexico ETF			9,540,597
80,226	iShares MSCI Netherlands ETF			2,085,074
72,138	iShares MSCI Peru ETF			1,664,945
415,094	iShares MSCI Singapore ETF			7,201,881
156,248	iShares MSCI South Africa ETF			4,434,318
211,041	iShares MSCI South Korea ETF			9,902,044
384,357	iShares MSCI Spain ETF			7,810,134
114,922	iShares MSCI Sweden ETF			2,940,854
214,079	iShares MSCI Switzerland ETF			7,569,833
315,600	iShares MSCI Taiwan ETF			10,405,332
96,935	iShares MSCI Thailand ETF			5,570,854
224,254	iShares MSCI Turkey ETF			4,213,733
311,588	iShares MSCI United Kingdom ETF			7,440,721
1,734,832	iShares Russell 1000 ETF			245,530,773
1,827,058	iShares Russell 2000 ETF			209,125,059
1,588,703	iShares Russell Mid-Cap ETF			68,584,308
455,623	Schwab U.S. REIT ETF			14,917,097
624,497	VanEck Vectors Russia ETF			10,416,610
1,661,685	Vanguard FTSE Emerging Markets ETF			55,749,532
516,885	Vanguard FTSE Europe ETF			22,370,783
405,072	Vanguard Large-Cap ETF			47,972,677
785,288	Vanguard Mid-Cap ETF			103,383,165
1,477,923	Vanguard Real Estate ETF			103,232,921
232,093	Vanguard S&P 500 ETF			54,964,264
707,095	Vanguard Small-Cap ETF			81,627,047
580,840	WisdomTree India Earnings Fund			9,409,608
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,829,779,746)			1,665,016,601

Principal		Coupon Rate (%)	Maturity
	UNITED STATES GOVERNMENT SECURITIES - 27.6%
$454,180,000	United States Treasury Note ^	1.500	5/15/2020	454,959,268
436,820,000	United States Treasury Note + ^	1.500	8/15/2020	439,396,557
89,270,000	United States Treasury Note + ^	1.750	11/15/2020	90,216,750
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $979,863,967)			984,572,575

	TOTAL INVESTMENTS - 74.4% (Cost - $2,809,643,713)			$2,649,589,176
	OTHER ASSETS LESS LIABILITIES - 25.6%			909,660,923
	NET ASSETS - 100.0%			$3,559,250,099

ETF - Exchange Traded Fund

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC.

^	All or a portion of this security is segregated as collateral for futures contracts.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

				Unrealized
				Appreciation
Long Contracts		Notional	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.6%
1,973	90-Day Euro$ Future	$491,572,950	December-20	$362,025
2,491	90-Day Euro$ Future	620,975,163	March-21	639,800
2,387	90-Day Euro$ Future	595,019,425	June-21	818,262
2,346	90-Day Euro$ Future	584,711,175	September-21	867,075
2,261	90-Day Euro$ Future	563,412,938	December-21	1,105,875
2,176	90-Day Euro$ Future	542,123,200	March-22	1,127,462
1,892	90-Day Euro$ Future	471,178,950	June-22	923,862
38	Amsterdam Index Future	4,025,120	April-20	267,091
2,738	Australian 3 Year Bond Future	196,250,618	June-20	386,369
304	Australian 10 Year Bond Future	28,023,129	June-20	402,152
171	CAC 40 10 Euro Future	8,246,335	April-20	406,965
254	Canadian 10 Year Bond Future	26,257,463	June-20	69,879
156	CBOE VIX Future	7,296,900	April-20	(112,250)
70	CBOE VIX Future	2,864,750	May-20	(13,250)
17	CBOE VIX Future	632,825	June-20	14,125
11	CBOE VIX Future	373,175	July-20	14,375
198	Cocoa Future +	4,453,020	May-20	3,220
5	Coffee ‘C’ Future +	224,156	May-20	(9,263)
168	E-mini Russell 2000 Future	9,639,840	June-20	820,420
4,887	Euro BOBL Future	725,031,938	June-20	3,103,285
63	Euro-BTP Future	9,775,223	June-20	(49,157)
872	Euro Bund Future	165,058,064	June-20	2,478,788
288	Euro BUXL Future	66,330,140	June-20	581,207
780	Euro-Oat Future	143,107,645	June-20	(46,268)
1,423	Euro Schatz Future	175,172,140	June-20	(194,167)
390	FTSE 100 Index Future	27,252,201	June-20	1,301,177
304	FTSE China A50	3,830,400	April-20	31,320
653	Gold 100 oz. Future +	104,257,980	June-20	(2,573,350)
444	Hang Seng Index Future	67,938,433	April-20	734,489
635	HSCEI Future	39,463,739	April-20	442,980
69	Japan 10 Year Bond Future	97,515,909	June-20	498,805
71	Lean Hogs Future +	1,713,230	June-20	16,330
64	Live Cattle Future +	2,357,120	June-20	75,860
758	Long Gilt Future	128,002,644	June-20	827,311
517	MSCI Emerging Market Future	21,788,965	June-20	478,005
158	MSCI Taiwan Index Future	5,861,800	April-20	64,460
357	Nasdaq 100 E-Mini Future	55,593,825	June-20	1,273,413
330	OMXS30 Index Future	4,929,499	April-20	188,296
28	Platinum Future +	1,021,860	July-20	525
6	S&P/TSX 60 IX Future	686,437	June-20	44,381
372	SET50 Future	1,684,216	June-20	30,026
130	SGX Nifty 50	2,228,330	April-20	33,210
212	Silver Future +	15,005,360	May-20	(346,365)
49	Soybean Future +	2,170,700	May-20	5,163
633	Soybean Meal Future +	20,350,950	May-20	935,160
148	TAIEX Future #	9,391,465	April-20	111,344
4,501	US 2 Year Note (CBT)	991,939,382	June-20	1,301,733
4,045	US 5 Year Note (CBT)	507,077,155	June-20	1,331,335
82	US 10 Year Note (CBT)	11,372,416	June-20	(2,522)
232	US Long Bond (CBT) Future	41,542,616	June-20	123,304
39	US Ultra Bond Future	8,653,125	June-20	14,375
60	Wheat Future +	1,706,250	May-20	(24,863)
	Net Unrealized Gain From Open Long Futures Contracts			20,883,784

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

				Unrealized
				Appreciation
Short Contracts		Notional	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - 0.4%
275	Bovedspa Index Future	3,859,310	April-20	$187,685
2,015	Brent Crude Future +	53,095,250	June-20	5,369,660
527	Brent Crude Future +	15,630,820	July-20	894,070
155	Brent Crude Future +	4,997,200	August-20	96,070
76	Brent Crude Future +	2,593,880	September-20	3,190
42	Brent Crude Future +	1,490,580	October-20	(34,770)
25	Brent Crude Future +	910,000	November-20	(16,200)
278	Copper Future +	15,484,600	May-20	(88,437)
118	Cotton No. 2 Future +	3,016,670	May-20	(11,900)
57	DAX Index Future	15,491,195	June-20	(226,857)
40	Dija Mini E-CBOT Future	4,350,200	June-20	12,225
1,081	Euro Stoxx 50 Future	32,582,945	June-20	(53,315)
24	FTSE/JSE Top 40 Future	551,489	June-20	5,961
816	Gasoline RBOB Future +	20,313,014	May-20	436,027
399	Gasoline RBOB Future +	11,043,522	June-20	(518,410)
117	Gasoline RBOB Future +	3,520,881	July-20	(160,280)
59	Gasoline RBOB Future +	1,891,210	August-20	(97,419)
216	KC Red Wheat Future +	5,324,400	May-20	(74,500)
39	LME Copper Future +	4,826,981	June-20	(145,492)
32	LME Lead Future +	1,394,000	June-20	(46,964)
78	LME Nickel Future +	5,372,406	June-20	(91,651)
338	LME PRI Aluminum Future +	12,865,125	June-20	261,324
104	LME Zinc Future +	4,952,350	June-20	(132,540)
990	Low Sulphur Gasoil G Future +	29,180,250	May-20	666,275
529	Low Sulphur Gasoil G Future +	15,962,575	June-20	253,425
95	Low Sulphur Gasoil G Future +	2,949,750	July-20	41,825
149	MSCI EAFE Future	11,616,785	June-20	42,475
243	Natural Gas Future +	3,985,200	May-20	44,730
615	Natural Gas Future +	10,799,400	June-20	212,830
418	Natural Gas Future +	7,992,160	July-20	59,050
260	Natural Gas Future +	5,142,800	August-20	(48,320)
96	Natural Gas Future +	1,925,760	September-20	(5,020)
27	Nikkei 225 (OSE) Future	4,731,972	June-20	24,050
89	Nikkei 225 (SGX) Future	7,749,525	June-20	61,090
740	NY Harbor ULSD Future +	31,126,620	May-20	1,327,809
181	NY Harbor ULSD Future +	7,735,795	June-20	84,533
33	NY Harbor ULSD Future +	1,443,519	July-20	2,835
28	NY Harbor ULSD Future +	1,262,906	August-20	12,092
177	S&P 500 E-Mini Future	22,741,845	June-20	196,043
69	S&P Mid 400 E-Mini Future	9,920,820	June-20	(54,310)
211	Soybean Oil Future +	3,419,466	May-20	(41,706)
33	SPI 200 Future	2,579,746	June-20	(18,560)
709	TOPIX Index Future	92,142,745	June-20	771,724
542	World Sugar #11 Future +	6,325,357	May-20	582,198
1,802	WTI Crude Future +	36,904,960	May-20	2,675,580
596	WTI Crude Future +	14,607,960	June-20	307,350
158	WTI Crude Future +	4,375,020	July-20	62,270
68	WTI Crude Future +	2,025,720	August-20	(19,810)
49	WTI Crude Future +	1,524,880	September-20	(1,260)
30	WTI Crude Future +	962,400	October-20	(15,640)
11	WTI Crude Future +	362,010	November-20	(5,390)
	Net Unrealized Gain From Open Short Futures Contracts			$12,785,645
	Total Unrealized Gain From Open Futures Contracts			$33,669,429

+	All of this investment is a holding of the CMHSF Fund Limited.

#	The security is illiquid; total illiquid securities represent 0.0% of net assets.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Settlement		Currency Amount	Cost of	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Purchased	USD Sold	Market Value	(Depreciation)
To Buy:
Australian Dollar	4/1/2020	BAML	105,260,000	$64,859,106	$64,424,400	$(434,706)
British Pound	4/1/2020	BAML	59,140,000	73,250,805	73,330,701	79,896
Canadian Dollar	4/1/2020	BAML	46,440,000	32,979,676	32,627,253	(352,423)
Euro	4/1/2020	BAML	15,820,000	17,434,431	17,358,511	(75,920)
Israeli Shekel	4/1/2020	BAML	5,960,000	1,670,263	1,684,829	14,566
Japanese Yen	4/1/2020	BAML	743,000,000	6,897,984	6,882,497	(15,487)
Mexican Peso	4/1/2020	BAML	434,260,000	17,887,491	18,511,248	623,757
New Zealand Dollar	4/1/2020	BAML	37,240,000	22,344,745	22,077,738	(267,007)
Norwegian Krone	4/1/2020	BAML	16,020,000	1,514,585	1,525,569	10,984
Polish Zloty	4/1/2020	BAML	23,180,000	5,633,657	5,580,835	(52,822)
Singapore Dollar	4/1/2020	BAML	2,140,000	1,502,766	1,502,967	201
South African Rand	4/1/2020	BAML	104,280,000	5,830,242	5,838,746	8,504
Swedish Krona	4/1/2020	BAML	20,100,000	2,006,532	2,028,725	22,193
Swiss Franc	4/1/2020	BAML	22,530,000	23,468,016	23,285,618	(182,398)
Turkish Lira New	4/1/2020	BAML	9,310,000	1,416,858	1,412,693	(4,165)
Australian Dollar	4/2/2020	BAML	60,250,000	36,769,396	36,876,023	106,627
British Pound	4/2/2020	BAML	28,980,000	35,885,067	35,933,779	48,712
Euro	4/2/2020	BAML	30,170,000	33,118,828	33,104,063	(14,765)
Israeli Shekel	4/2/2020	BAML	1,120,000	314,447	316,612	2,165
Japanese Yen	4/2/2020	BAML	3,001,000,000	27,682,783	27,798,620	115,837
Mexican Peso	4/2/2020	BAML	193,660,000	8,211,569	8,255,166	43,597
New Zealand Dollar	4/2/2020	BAML	35,180,000	20,936,243	20,856,467	(79,776)
Norwegian Krone	4/2/2020	BAML	67,120,000	6,451,904	6,391,772	(60,132)
Polish Zloty	4/2/2020	BAML	51,900,000	12,521,269	12,495,486	(25,783)
Singapore Dollar	4/2/2020	BAML	1,020,000	717,350	716,368	(982)
South African Rand	4/2/2020	BAML	53,830,000	3,031,737	3,013,998	(17,739)
Swedish Krona	4/2/2020	BAML	165,610,000	16,458,697	16,715,282	256,585
Swiss Franc	4/2/2020	BAML	30,680,000	31,782,866	31,708,956	(73,910)
Australian Dollar	4/15/2020	BAML	666,510,000	423,287,302	407,971,428	(15,315,874)
Brazilian Real	4/15/2020	BAML	1,712,730,000	351,703,984	329,890,427	(21,813,557)
British Pound	4/15/2020	BAML	295,820,000	372,339,458	366,910,473	(5,428,985)
Canadian Dollar	4/15/2020	BAML	99,710,000	71,827,976	70,061,577	(1,766,399)
Chilean Peso	4/15/2020	BAML	13,785,000,000	16,881,785	16,180,089	(701,696)
Colombian Peso	4/15/2020	BAML	14,286,000,000	3,974,636	3,515,327	(459,309)
Euro	4/15/2020	BAML	207,770,000	228,834,903	228,097,775	(737,128)
Indian Rupee	4/15/2020	BAML	3,856,120,000	51,638,635	50,892,320	(746,315)
Japanese Yen	4/15/2020	BAML	62,593,000,000	585,776,360	580,208,505	(5,567,855)
Mexican Peso	4/15/2020	BAML	1,566,950,000	72,842,820	66,658,730	(6,184,090)
New Zealand Dollar	4/15/2020	BAML	283,450,000	174,665,148	168,024,675	(6,640,473)
Norwegian Krone	4/15/2020	BAML	1,357,190,000	141,167,807	129,254,338	(11,913,469)
Polish Zloty	4/15/2020	BAML	296,100,000	75,036,086	71,280,946	(3,755,140)
Russian Ruble	4/15/2020	BAML	28,377,500,000	387,641,183	362,341,287	(25,299,896)
Singapore Dollar	4/15/2020	BAML	14,160,000	9,950,245	9,947,033	(3,212)
South African Rand	4/15/2020	BAML	1,544,720,000	96,008,223	86,310,668	(9,697,555)
Swedish Krona	4/15/2020	BAML	1,291,810,000	133,905,374	130,425,424	(3,479,950)
Swiss Franc	4/15/2020	BAML	126,730,000	131,991,973	131,078,151	(913,822)
Turkish Lira New	4/15/2020	BAML	338,170,000	54,672,606	51,110,034	(3,562,572)
Israeli Shekel	4/16/2020	BAML	100,860,000	27,753,905	28,526,335	772,430
South Korean Won	4/16/2020	BAML	48,326,000,000	39,826,941	39,715,950	(110,991)
Polish Zloty	5/20/2020	BAML	17,390,000	4,198,689	4,185,415	(13,274)
				$3,968,505,352	$3,844,841,829	$(123,663,523)

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

						Unrealized
	Settlement		Currency Amount	Cost of	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Sold	USD Purchased	Market Value	(Depreciation)
To Sell:
Australian Dollar	4/1/2020	BAML	(105,260,000)	$(64,706,008)	$(64,424,401)	$281,607
British Pound	4/1/2020	BAML	(59,140,000)	(73,282,665)	(73,330,701)	(48,036)
Canadian Dollar	4/1/2020	BAML	(46,440,000)	(32,642,012)	(32,627,253)	14,759
Euro	4/1/2020	BAML	(15,820,000)	(17,512,438)	(17,358,511)	153,927
Israeli Shekel	4/1/2020	BAML	(5,960,000)	(1,662,240)	(1,684,829)	(22,589)
Japanese Yen	4/1/2020	BAML	(743,000,000)	(6,881,937)	(6,882,497)	(560)
Mexican Peso	4/1/2020	BAML	(434,260,000)	(17,984,781)	(18,511,248)	(526,467)
New Zealand Dollar	4/1/2020	BAML	(37,240,000)	(22,435,906)	(22,077,738)	358,168
Norwegian Krone	4/1/2020	BAML	(16,020,000)	(1,509,039)	(1,525,569)	(16,530)
Polish Zloty	4/1/2020	BAML	(23,180,000)	(5,617,079)	(5,580,835)	36,244
Singapore Dollar	4/1/2020	BAML	(2,140,000)	(1,501,968)	(1,502,967)	(999)
South African Rand	4/1/2020	BAML	(104,280,000)	(5,804,750)	(5,838,746)	(33,996)
Swedish Krona	4/1/2020	BAML	(20,100,000)	(2,008,326)	(2,028,725)	(20,399)
Swiss Franc	4/1/2020	BAML	(22,530,000)	(23,545,536)	(23,285,618)	259,918
Turkish Lira New	4/1/2020	BAML	(9,310,000)	(1,412,627)	(1,412,693)	(66)
Australian Dollar	4/2/2020	BAML	(296,400,000)	(36,934,089)	(36,876,023)	58,066
British Pound	4/2/2020	BAML	(60,250,000)	(35,763,478)	(35,933,779)	(170,301)
Euro	4/2/2020	BAML	(28,980,000)	(33,113,385)	(33,104,063)	9,322
Israeli Shekel	4/2/2020	BAML	(30,170,000)	(316,116)	(316,612)	(496)
Japanese Yen	4/2/2020	BAML	(1,120,000)	(27,829,934)	(27,798,620)	31,314
Mexican Peso	4/2/2020	BAML	(3,001,000,000)	(8,162,857)	(8,255,166)	(92,309)
New Zealand Dollar	4/2/2020	BAML	(193,660,000)	(21,117,784)	(20,856,467)	261,317
Norwegian Krone	4/2/2020	BAML	(35,180,000)	(6,393,622)	(6,391,772)	1,850
Polish Zloty	4/2/2020	BAML	(67,120,000)	(12,531,664)	(12,495,486)	36,178
Singapore Dollar	4/2/2020	BAML	(51,900,000)	(715,573)	(716,368)	(795)
South African Rand	4/2/2020	BAML	(1,020,000)	(3,019,671)	(3,013,998)	5,673
Swedish Krona	4/2/2020	BAML	(53,830,000)	(16,671,432)	(16,715,282)	(43,850)
Swiss Franc	4/2/2020	BAML	(165,610,000)	(31,810,848)	(31,708,956)	101,892
Australian Dollar	4/15/2020	BAML	(1,009,860,000)	(644,042,436)	(618,136,301)	25,906,135
Brazilian Real	4/15/2020	BAML	(1,959,130,000)	(430,322,451)	(377,349,747)	52,972,704
British Pound	4/15/2020	BAML	(467,550,000)	(583,124,320)	(579,910,052)	3,214,268
Canadian Dollar	4/15/2020	BAML	(305,380,000)	(216,728,500)	(214,576,316)	2,152,184
Chilean Peso	4/15/2020	BAML	(11,196,000,000)	(13,451,874)	(13,141,260)	310,614
Colombian Peso	4/15/2020	BAML	(23,129,000,000)	(6,415,519)	(5,691,307)	724,212
Euro	4/15/2020	BAML	(282,350,000)	(310,882,438)	(309,974,524)	907,914
Indian Rupee	4/15/2020	BAML	(3,856,120,000)	(52,150,280)	(50,892,320)	1,257,960
Japanese Yen	4/15/2020	BAML	(68,510,000,000)	(635,462,442)	(635,056,391)	406,051
Mexican Peso	4/15/2020	BAML	(3,500,680,000)	(159,960,248)	(148,920,439)	11,039,809
New Zealand Dollar	4/15/2020	BAML	(427,150,000)	(256,076,892)	(253,207,762)	2,869,130
Norwegian Krone	4/15/2020	BAML	(1,694,350,000)	(172,291,587)	(161,364,353)	10,927,234
Polish Zloty	4/15/2020	BAML	(296,100,000)	(72,602,979)	(71,280,946)	1,322,033
Russian Ruble	4/15/2020	BAML	(33,638,550,000)	(465,979,585)	(429,517,593)	36,461,992
Singapore Dollar	4/15/2020	BAML	(47,160,000)	(32,913,690)	(33,128,677)	(214,987)
South African Rand	4/15/2020	BAML	(1,273,390,000)	(76,233,221)	(71,150,203)	5,083,018
Swedish Krona	4/15/2020	BAML	(1,314,300,000)	(135,143,909)	(132,696,089)	2,447,820
Swiss Franc	4/15/2020	BAML	(168,850,000)	(177,782,066)	(174,643,303)	3,138,763
Turkish Lira New	4/15/2020	BAML	(700,260,000)	(109,144,235)	(105,835,268)	3,308,967
Israeli Shekel	4/16/2020	BAML	(138,880,000)	(39,534,055)	(39,279,569)	254,486
South Korean Won	4/16/2020	BAML	(48,326,000,000)	(40,073,833)	(39,715,950)	357,883
				$(5,143,204,325)	$(4,977,723,293)	$165,481,032

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

FORWARD FOREIGN CURRENCY CONTRACTS

						U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Euro	Norwegian Krone	4/15/2020	BAML	282,560,000	(2,997,834,472)	310,205,070	(285,503,952)	$24,701,116
Euro	Polish Zloty	4/15/2020	BAML	40,510,000	(180,040,586)	44,473,412	(43,341,653)	1,131,759
Euro	Swedish Krona	4/15/2020	BAML	123,530,000	(1,328,306,908)	135,615,913	(134,110,273)	1,505,634
Norwegian Krone	Euro	4/15/2020	BAML	2,959,284,932	(270,020,000)	281,832,620	(296,438,183)	(14,605,558)
Polish Zloty	Euro	4/15/2020	BAML	132,683,930	(30,260,000)	31,941,358	(33,220,574)	(1,279,215)
Swedish Krona	Euro	4/15/2020	BAML	1,493,108,857	(138,120,000)	150,749,224	(151,633,367)	(884,140)
						$954,817,597	$(944,248,002)	$10,569,596

Total Unrealized Appreciation								$52,387,105

BAML - Bank of America Merrill Lynch

CATALYST FUNDS
CATALYST MLP & INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	COMMON STOCK - 99.6%
	ELECTRIC - 2.0%
5,874	NextEra Energy, Inc.	$1,413,402

	GAS - 8.3%
7,463	Atmos Energy Corp.	740,554
29,039	NiSource, Inc.	725,104
13,686	Northwest Natural Holding Co.	845,111
10,203	ONE Gas, Inc.	853,175
34,199	South Jersey Industries, Inc.	854,975
14,775	Southwest Gas Holdings, Inc.	1,027,749
13,339	Spire, Inc.	993,489
4,580	Western Midstream Partners LP	14,839
		6,054,996
	OIL & GAS - 2.1%
47,789	Marathon Petroleum Corp.	1,128,776
473,916	Tellurian, Inc. *	428,373
		1,557,149
	PIPELINES - 87.2%
181,758	Cheniere Energy, Inc. *	6,088,893
145,531	Crestwood Equity Partners LP	615,596
114,172	Enbridge, Inc.	3,321,264
995,737	Energy Transfer LP	4,580,390
725,470	EnLink Midstream LLC	798,017
384,578	Enterprise Products Partners LP	5,499,465
403,668	Equitrans Midstream Corp.	2,030,450
239,534	Gibson Energy, Inc.	2,734,695
22,396	Hess Midstream LP	227,543
369,451	Inter Pipeline Ltd.	2,185,532
183,842	Keyera Corp.	1,689,432
247,913	Kinder Morgan, Inc.	3,450,949
96,405	Magellan Midstream Partners LP	3,517,818
10,694	MPLX LP	124,264
134,988	NuStar Energy LP	1,159,547
159,172	ONEOK, Inc.	3,471,541
291,113	Pembina Pipeline Corp.	5,475,836
186,264	Plains GP Holdings LP	1,044,941
310,764	Targa Resources Corp.	2,147,379
127,899	TC Energy Corp.	5,665,926
547,209	Williams Companies, Inc.	7,743,007
		63,572,485

	TOTAL COMMON STOCK (Cost - $154,068,755)	72,598,032

	TOTAL INVESTMENTS - 99.6% (Cost - $154,068,755)	$72,598,032
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	283,774
	NET ASSETS - 100.0%	$72,881,806

*	Non-income producing security.

LLC - Limited Liability Company

LP - Limited Partnership

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	COMMON STOCK - 0.1%
	SOFTWARE - 0.1%
7,817	Avaya Holdings Corp.	$63,240
	TOTAL COMMON STOCK (Cost - $198,736)

Principal			Coupon Rate (%)		Maturity
	CORPORATE BONDS - 1.4%
	ENVIRONMENTAL CONTROL - 0.3%
$228,000	Hulk Finance Corp. #		7.000		6/1/2026	222,632

	PACKAGING & CONTAINERS - 0.5%
500,000	Plastipak Holdings, Inc. #		6.250		10/15/2025	451,250

	RETAIL - 0.2%
155,000	Yum! Brands, Inc. #		7.750		4/1/2025	163,137

	TELECOMMUNICATIONS - 0.4%
380,000	Front Range BidCo, Inc. #		4.000		3/1/2027	365,513

	TOTAL CORPORATE BONDS (Cost - $1,190,149)					1,202,532

		Variable Rate
	COLLATERALIZED LOAN OBLIGATIONS - 2.2%
500,000	CARLYLE US CLO 2017-1 Ltd. #	3 Month LIBOR + 6.000%	7.819	*	4/20/2031	264,545
500,000	Goldentree Loan Management US Clo 2 Ltd. #	3 Month LIBOR + 4.700%	6.519	*	11/28/2030	351,522
1,000,000	Neuberger Berman CLO XVI-S Ltd. #	3 Month LIBOR + 5.400%	7.231	*	1/15/2028	717,956
500,000	Octagon Investment Partners 37 Ltd. #	3 Month LIBOR + 5.400%	7.194	*	7/25/2030	289,634
500,000	Sound Point CLO X Ltd. #	3 Month LIBOR + 5.250%	7.069	*	1/20/2028	334,550
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $2,951,891)					1,958,207

	BANK LOANS - 90.9%
	AEROSPACE & DEFENSE - 2.0%
500,000	Amentum Government Services Holdings LLC	1 Month LIBOR + 4.000%	4.404	*	2/1/2027	467,500
432,432	Bleriot US Bidco, Inc.	3 Month LIBOR + 4.750%	6.200	*	10/30/2026	382,703
67,568	Bleriot US Bidco, Inc.	3 Month LIBOR + 4.750%	6.200	*	10/31/2026	59,797
651,163	Dynasty Acquisition Co., Inc.	3 Month LIBOR + 1.500%	4.950	*	4/6/2026	528,256
350,087	Standard Aero Limited	3 Month LIBOR + 1.500%	4.950	*	4/6/2026	284,008
						1,722,264
	AIR TRANSPORT - 2.6%
435,208	American Airlines, Inc.	1 Month LIBOR + 1.750%	2.691	*	1/29/2027	361,495
1,850,000	Kestrel Bidco, Inc.	1 Month LIBOR + 3.000%	4.000	*	12/11/2026	1,455,330
492,481	Lineage Logistics LLC	3 Month LIBOR + 3.000%	4.000	*	2/27/2025	467,242
						2,284,067
	AUTOMOTIVE - 1.9%
542,159	Clarios Global LP	1 Month LIBOR + 3.500%	4.441	*	4/30/2026	498,786
497,494	Fastlane Parent Co., Inc.	1 Month LIBOR + 4.500%	5.489	*	2/4/2026	414,785
32,918	KAR Auction Services, Inc.	1 Month LIBOR + 2.250%	3.188	*	9/19/2026	30,613
830,125	Wand NewCo 3, Inc.	6 Month LIBOR + 3.000%	4.072	*	2/5/2026	751,263
						1,695,447

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 90.9% (Continued)
	BUILDING & DEVELOPMENT - 0.5%
$534,583	Cushman & Wakefield U.S. Borrower, LLC	1 Month LIBOR + 2.750%	3.739	*	8/21/2025	$474,443

	BUSINESS EQUIPMENT & SERVICES - 13.2%
1,300,000	Allied Universal Holdco LLC	1 Month LIBOR + 4.250%	5.239	*	7/10/2026	1,209,000
750,000	AVSC Holding Corp.	3 Month LIBOR + 4.500%	6.204	*	10/15/2026	468,750
500,000	Bifm CA Buyer, Inc.	1 Month LIBOR + 3.750%	4.739	*	5/29/2026	432,500
500,000	Blackhawk Network Holdings, Inc.	1 Month LIBOR + 7.000%	7.813	*	6/15/2026	411,667
1,000,000	Dcert Buyer, Inc.	1 Month LIBOR + 4.000%	4.989	*	10/16/2026	899,170
1,250,000	Dun & Bradstreet Corp.	1 Month LIBOR + 4.000%	4.959	*	2/6/2026	1,135,938
1,000,000	Go Daddy Operating Co LLC	1 Month LIBOR + 1.750%	2.154	*	2/15/2024	962,500
1,083,000	HS Purchaser LLC	1 Month LIBOR + 4.750%	5.750	*	11/19/2026	934,088
493,687	MH Sub I LLC	3 Month LIBOR + 3.750%	4.822	*	9/13/2024	423,090
1,200,000	Pike Corp.	1 Month LIBOR + 3.250%	4.240	*	7/24/2026	1,126,002
321,375	Prime Security Services Borrower LLC	1 Month LIBOR + 3.250%	4.606	*	9/23/2026	291,969
1,000,000	Red Ventures LLC	1 Month LIBOR + 2.500%	3.489	*	11/8/2024	843,335
1,288,932	Staples, Inc.	1 Month LIBOR + 5.000%	6.515	*	4/16/2026	1,029,857
385,233	Stiphout Finance LLC	1 Month LIBOR + 3.000%	4.000	*	10/26/2022	358,267
497,068	WASH Multifamily Laundry Systems LLC	1 Month LIBOR + 3.250%	4.250	*	5/16/2022	422,507
77,018	WASH Multifamily Laundry Systems LLC	1 Month LIBOR + 3.250%	4.250	*	5/16/2022	65,466
350,046	Web.com Group, Inc.	3 Month LIBOR + 3.750%	4.945	*	10/10/2025	290,538
410,576	Web.com Group, Inc.	3 Month LIBOR + 7.750%	8.945	*	10/9/2026	317,511
						11,622,155
	CABLE & SATELLITE & SERVICES - 1.5%
494,962	Altice France SA	1 Month LIBOR + 3.688%	4.392	*	2/2/2026	465,264
129,000	Connect Finco SARL	1 Month LIBOR + 4.500%	5.490	*	12/11/2026	104,006
250,000	CSC Holdings LLC	3 Month LIBOR + 2.250%	2.862	*	1/15/2026	241,250
500,000	UPC Financing Partnership	1 Month LIBOR + 2.250%	3.064	*	5/1/2028	457,500
						1,268,020
	CHEMICALS & PLASTICS - 0.5%
519,000	Solenis International, L.P.	3 Month LIBOR + 4.000%	5.613	*	6/26/2025	418,662

	CLOTHING/TEXTILES - 0.3%
324,853	Varsity Brands Holding Co., Inc.	1 Month LIBOR + 3.500%	4.500	*	12/16/2024	257,329

	CONGLOMERATES - 0.5%
444,985	St. George’s University Scholastic Services LLC	1 Month LIBOR + 3.250%	4.240	*	7/17/2025	431,635

	DIVERSIFIED INSURANCE - 6.5%
1,250,000	Acrisure LLC	3 Month LIBOR + 3.500%	5.207	*	2/16/2027	1,118,750
203	AmWINS Group, Inc.	1 Month LIBOR + 2.750%	3.750	*	1/25/2024	192
1,000,000	BroadStreet Partners, Inc.	1 Month LIBOR + 3.250%	4.239	*	1/27/2027	892,710
1,050,000	HUB International Ltd.	3 Month LIBOR + 4.000%	5.692	*	4/25/2025	1,000,125
998,728	Hyperion Insurance Group Ltd.	1 Month LIBOR + 3.500%	4.500	*	12/20/2024	941,301
994,975	Sedgwick Claims Management Services, Inc.	1 Month LIBOR + 3.250%	4.239	*	12/31/2025	890,090
838,024	USI, Inc.	1 Month LIBOR + 3.000%	3.989	*	5/16/2024	773,077
154,000	USI, Inc.	1 Month LIBOR + 4.000%	4.989	*	12/2/2026	140,396
						5,756,641
	DRUGS - 1.9%
995,000	PharMerica	1 Month LIBOR + 3.250%	4.113	*	3/5/2026	907,937
329,577	RPI 2019 Intermediate Finance Trust	1 Month LIBOR + 1.750%	2.739	*	2/11/2027	308,155
203,000	RPI Finance Trust	1 Month LIBOR + 1.750%	2.739	*	2/11/2027	189,805
267,000	RPI Finance Trust	1 Month LIBOR + 1.750%	2.739	*	2/11/2027	250,646
						1,656,543
	ECOLOGICAL SERVICES & EQUIPMENT - 2.8%
673,308	Belfor Holdings, Inc.	1 Month LIBOR + 4.000%	4.989	*	4/6/2026	649,742
64,362	GFL Environmental, Inc.	1 Month LIBOR + 3.000%	3.989	*	5/30/2025	62,726
845,921	Packers Holdings LLC	1 Month LIBOR + 3.250%	4.250	*	12/4/2024	725,377
742,500	Restaurant Technologies, Inc.	3 Month LIBOR + 3.250%	4.700	*	10/1/2025	621,844
425,000	Terrapure Environmental		5.000		11/25/2026	425,000
						2,484,689
	ELECTRONICS/ELECTRICAL - 7.9%
500,000	Helios Software Holdings, Inc.	3 Month LIBOR + 4.250%	5.322	*	10/24/2025	430,833
184,347	Ivanti Software, Inc.	1 Month LIBOR + 9.000%	10.000	*	1/20/2025	162,917
702,565	MA FinanceCo LLC	1 Month LIBOR + 2.250%	3.239	*	11/19/2021	669,193
345,603	Mitchell International, Inc.	1 Month LIBOR + 3.250%	4.239	*	11/29/2024	290,307
351,400	Project Alpha Intermediate Holding, Inc.	6 Month LIBOR + 3.500%	5.380	*	4/26/2024	319,774
187,000	Project Boost Purchaser LLC	1 Month LIBOR + 3.500%	4.489	*	6/1/2026	157,703
250,000	Quest Software US Holdings, Inc.	3 Month LIBOR + 8.250%	10.027	*	5/18/2026	154,166
853,872	Quest Software US Holdings, Inc.	3 Month LIBOR + 4.250%	6.027	*	5/16/2025	661,037
315,336	SS&C European Holdings Sarl	1 Month LIBOR + 1.750%	2.154	*	4/16/2025	297,993
437,683	SS&C Technologies, Inc.	1 Month LIBOR + 1.750%	2.154	*	4/16/2025	413,610
1,774,403	TIBCO Software, Inc.	1 Month LIBOR + 3.750%	4.740	*	6/30/2026	1,685,683

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 90.9% (Continued)
	ELECTRONICS/ELECTRICAL - 7.9% (Continued)
$253	Uber Technologies, Inc.	1 Month LIBOR + 4.000%	5.000	*	4/4/2025	$238
375,875	Ultimate Software Group, Inc.	1 Month LIBOR + 3.750%	4.739	*	5/4/2026	353,948
790,478	VeriFone Systems, Inc.	3 Month LIBOR + 4.000%	5.695	*	8/20/2025	517,763
940,298	VM Consolidated, Inc.	1 Month LIBOR + 3.250%	4.239	*	2/28/2025	855,671
						6,970,836
	EQUIPMENT LEASING - 1.3%
1,250,000	Spin Holdco, Inc.	3 Month LIBOR + 3.250%	5.093	*	11/14/2022	1,125,000

	FINANCIAL INTERMEDIARIES - 5.1%
455,551	AqGen Ascensus, Inc.	6 Month LIBOR + 4.000%	5.072	*	12/5/2022	416,069
90,773	AqGen Ascensus, Inc.	1 Month LIBOR + 4.250%	5.250	*	12/5/2022	83,965
472,613	Aretec Group, Inc.	1 Month LIBOR + 4.250%	5.239	*	10/1/2025	321,377
500,000	Deerfield Dakota Holding LLC	1 Month LIBOR + 3.250%	4.250	*	2/13/2025	493,750
613,816	Edelman Financial Center LLC	1 Month LIBOR + 3.250%	4.179	*	7/21/2025	528,649
525,000	Edelman Financial Center LLC	1 Month LIBOR + 6.750%	7.679	*	7/20/2026	404,775
986,122	First Eagle Holdings, Inc.	3 Month LIBOR + 2.500%	3.950	*	2/1/2027	840,669
114,000	Jane Street Group LLC	1 Month LIBOR + 3.000%	4.613	*	1/31/2025	103,455
1,041,000	NFP Corp.	1 Month LIBOR + 3.250%	4.239	*	2/15/2027	905,670
446,712	Russell Investments US Institutional Holdco, Inc.	6 Month LIBOR + 2.750%	3.822	*	6/1/2023	416,559
						4,514,938
	FOOD PRODUCTS - 1.7%
497,475	CHG PPC Parent LLC	1 Month LIBOR + 2.750%	3.739	*	3/31/2025	450,215
683,000	Froneri US, Inc.	1 Month LIBOR + 2.250%	3.239	*	1/29/2027	655,680
200,000	Froneri US, Inc.	1 Month LIBOR + 5.750%	6.154	*	1/31/2028	190,000
175,473	H-Food Holdings, LLC	1 Month LIBOR + 3.688%	4.677	*	5/23/2025	148,860
						1,444,755
	FOOD SERVICE - 3.0%
1,552,000	Aramark Services, Inc.	1 Month LIBOR + 1.750%	2.154	*	1/15/2027	1,451,120
599,304	IRB Holding Corp.	6 Month LIBOR + 2.750%	3.750	*	2/5/2025	469,237
750,000	Restaurant Brands International, Inc.	1 Month LIBOR + 1.750%	2.739	*	11/19/2026	695,625
						2,615,982
	FOOD/DRUG RETAILERS - 0.2%
194,513	US Foods, Inc.	1 Month LIBOR + 2.000%	3.072	*	9/14/2026	179,341

	HEALTH CARE - 12.3%
1,527,000	Da Vinci Purchaser Corp.	3 Month LIBOR + 4.000%	5.872	*	1/8/2027	1,462,103
995,513	ExamWorks Group, Inc.	6 Month LIBOR + 3.250%	4.250	*	7/27/2023	903,428
137,027	Eyecare Partners LLC	6 Month LIBOR + 3.750%	4.822	*	2/18/2027	112,590
31,973	Eyecare Partners LLC		1.875		2/18/2027	26,271
1,302,525	Gentiva Health Services, Inc.	1 Month LIBOR + 3.250%	4.250	*	7/2/2025	1,230,886
375,000	Heartland Dental LLC	1 Month LIBOR + 3.750%	4.739	*	4/30/2025	293,438
945,013	National Mentor Holdings, Inc.	3 Month LIBOR + 4.250%	5.710	*	3/9/2026	859,173
54,987	National Mentor Holdings, Inc.	1 Month LIBOR + 4.250%	4.660	*	3/9/2026	49,992
794,595	Nomad Buyer, Inc.	1 Month LIBOR + 5.000%	5.612	*	8/1/2025	738,973
350,000	Radnet Management, Inc.	1 Month LIBOR + 3.500%	4.500	*	6/30/2023	308,875
1,100,000	RegionalCare Hospital Partners Holdings, Inc.	1 Month LIBOR + 3.750%	4.154	*	11/14/2025	1,027,131
256,978	Select Medical Corp.	1 Month LIBOR + 2.500%	3.430	*	3/6/2025	245,414
500,000	TecoStar Holdings, Inc.	1 Month LIBOR + 3.250%	4.250	*	5/1/2024	427,500
1,500,000	Upstream Newco, Inc.	1 Month LIBOR + 4.500%	5.489	*	11/20/2026	1,252,500
586,183	Verscend Holding Corp.	1 Month LIBOR + 4.500%	5.489	*	8/27/2025	556,874
1,399,874	VVC Holding Corp.	1 Month LIBOR + 4.500%	5.284	*	2/11/2026	1,315,881
						10,811,029
	INDUSTRIAL EQUIPMENT - 3.4%
344,670	AI Aqua Merger Sub, Inc.	6 Month LIBOR + 3.250%	4.322	*	12/13/2023	296,416
319,894	APi Group DE, Inc.	1 Month LIBOR + 2.500%	2.904	*	10/1/2026	276,908
1,249,721	Brookfield WEC Holdings, Inc.	1 Month LIBOR + 3.000%	3.989	*	8/1/2025	1,191,921
1,093,568	Mirion Technologies, Inc.	3 Month LIBOR + 4.000%	5.072	*	3/6/2026	984,211
285,000	Vertiv Group Corp.	1 Month LIBOR + 3.000%	4.581	*	3/2/2027	247,950
						2,997,406
	LEISURE GOODS - 4.9%
9,000	Alterra	1 Month LIBOR + 2.750%	3.739	*	7/31/2024	8,235
369,324	Alterra Mountain Co.	1 Month LIBOR + 2.750%	3.739	*	7/31/2024	337,931
371,676	Alterra Mountain Co.	1 Month LIBOR + 2.750%	3.739	*	7/31/2024	340,084
500,000	Buzz Merger Sub Ltd.	1 Month LIBOR + 2.750%	3.739	*	1/29/2027	462,500
389,095	Cineworld Group PLC		3.000		2/5/2027	264,585
500,000	Crown Finance US, Inc.	6 Month LIBOR + 2.500%	3.572	*	9/30/2026	323,335
604,154	Formula One Management Ltd.	1 Month LIBOR + 2.500%	3.500	*	2/1/2024	545,466
1,000,000	Hoya Midco LLC	6 Month LIBOR + 3.500%	4.572	*	6/28/2024	751,665
527,276	Prometric Holdings, Inc.	1 Month LIBOR + 3.000%	3.990	*	1/29/2025	408,639
997,423	UFC Holdings LLC	1 Month LIBOR + 3.250%	4.250	*	4/29/2026	888,953
						4,331,393
	LIFE INSURANCE - 0.7%
750,000	Versant Health Holdco, Inc.	3 Month LIBOR + 3.000%	4.450	*	12/2/2024	640,500

	LODGING & CASINOS - 1.4%
750,000	PCI Gaming	1 Month LIBOR + 2.500%	3.489	*	5/29/2026	621,750
748,096	Scientific Games International, Inc.	2 Month LIBOR + 2.750%	4.369	*	8/14/2024	607,204
38,649	Travelport Finance (Luxembourg) S.A.R.L.	6 Month LIBOR + 5.000%	6.072	*	5/29/2026	25,354
						1,254,308

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 90.9% (Continued)
	OIL & GAS - 2.0%
$550,000	Blackstone CQP Holdco LP	3 Month LIBOR + 3.500%	4.616	*	9/30/2024	$439,175
244,982	Crestwood Holdings LLC	1 Month LIBOR + 7.500%	8.280	*	3/6/2023	103,199
59,886	Energy & Exploration Partners LLC		5.000		5/13/2022	299
868,405	GIP III Stetson I LP	1 Month LIBOR + 4.250%	5.174	*	7/18/2025	393,678
497,500	Lower Cadence Holdings LLC	1 Month LIBOR + 4.000%	4.989	*	5/22/2026	303,475
1,000,000	Prairie ECI Acquiror LP	3 Month LIBOR + 4.750%	6.200	*	3/11/2026	532,250
						1,772,076
	PROPERTY & CASUALTY INSURANCE - 0.9%
200,000	Asurion LLC	1 Month LIBOR + 6.500%	7.489	*	8/4/2025	185,375
500,000	Confie Seguros Holding II Co.	3 Month LIBOR + 4.750%	6.363	*	4/19/2022	387,240
300,000	Confie Seguros Holding II Co.	3 Month LIBOR + 8.500%	10.080	*	10/31/2025	213,500
						786,115
	PUBLISHING - 0.5%
500,000	ProQuest LLC	1 Month LIBOR + 3.500%	4.489	*	10/23/2026	472,500

	RADIO & TELEVISION - 4.2%
662,433	ION Media Networks, Inc.	1 Month LIBOR + 3.000%	4.000	*	12/18/2024	609,438
1,473,376	Nexstar Broadcasting, Inc.	1 Month LIBOR + 1.750%	3.331	*	10/26/2023	1,392,340
498,750	Sinclair Television Group, Inc.	1 Month LIBOR + 2.500%	3.210	*	9/30/2026	476,306
500,000	Terrier Media Buyer, Inc.	3 Month LIBOR + 4.250%	5.700	*	12/17/2026	453,750
912,319	Univision Communications, Inc.	1 Month LIBOR + 2.750%	3.750	*	3/15/2024	785,164
						3,716,998
	RETAILERS - 0.5%
500,000	Harbor Freight Tools USA, Inc.	1 Month LIBOR + 2.500%	3.250	*	8/18/2023	459,000
633	Party City Holdings, Inc.	6 Month LIBOR + 2.500%	4.100	*	8/19/2022	324
						459,324
	TELECOMMUNICATIONS - 3.5%
1,100,000	CenturyLink, Inc.	1 Month LIBOR + 2.500%	3.239	*	3/15/2027	1,033,318
1,282	CSC Holdings LLC	1 Month LIBOR + 2.250%	2.862	*	7/17/2025	1,233
524,081	Global Tel*Link Corp.	3 Month LIBOR + 4.250%	5.700	*	11/28/2025	450,710
87,982	Global Tel*Link Corp.	3 Month LIBOR + 8.250%	9.700	*	11/30/2026	72,585
492,500	Intrado Corp.	3 Month LIBOR + 3.500%	4.950	*	10/10/2024	368,144
492,462	Intrado Corp.	3 Month LIBOR + 4.000%	5.450	*	10/10/2024	374,025
850,000	Zayo Group Holdings, Inc.	1 Month LIBOR + 3.000%	3.404	*	2/19/2027	807,500
						3,107,515
	UTILITIES - 3.2%
398,992	Edgewater Generation LLC	1 Month LIBOR + 3.750%	4.154	*	12/12/2025	328,670
307,394	Frontera Generation Holdings LLC	1 Month LIBOR + 4.250%	5.250	*	5/2/2025	229,009
1,400,000	Granite Generation LLC	1 Month LIBOR + 3.750%	4.750	*	11/7/2026	1,183,000
226,471	Lightstone Holdco LLC	1 Month LIBOR + 3.750%	4.750	*	1/30/2024	175,515
12,768	Lightstone Holdco LLC	1 Month LIBOR + 3.750%	4.750	*	1/30/2024	9,895
1,000,000	USIC Holdings, Inc.	1 Month LIBOR + 3.250%	4.250	*	12/8/2023	852,500
						2,778,589

	TOTAL BANK LOANS (Cost - $91,517,813)					80,050,500

	TOTAL INVESTMENTS - 94.6% (Cost - 95,858,589)					$83,274,479
	OTHER ASSETS LESS LIABILITIES - 5.4%					4,763,965
	NET ASSETS - 100.0%					$88,038,444

*	Floating Rate, rate shown represents the rate at March 31, 2020.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2020, these securities amounted to $3,160,739 or 3.59% of net assets.

LLC - Limited Liability Company.

LP - Limited Partnership.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares				Value
	COMMON STOCK - 0.6%
	DIVERSIFIED FINANCIAL SERVICES - 0.0%
3,588	Community Choice Financial, Inc. ^#*			$—

	INVESTMENT COMPANIES - 0.6%
17,102	PHI Group, Inc. ^#*			94,061

	TOTAL COMMON STOCK (Cost - $418,742)			94,061

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 13.1%
	BIOTECHNOLOGY - 4.1%
$649,000	PDL BioPharma, Inc.	2.750	12/1/2021	685,142

	ENGINEERING & CONSTRUCTION - 1.7%
308,000	Tutor Perini Corp.	2.875	6/15/2021	284,707

	INVESTMENT COMPANIES - 3.5%
671,000	Prospect Capital Corp.	4.950	7/15/2022	579,597

	REAL ESTATE INVESTMENT TRUSTS - 3.8%
769,000	Colony Capital, Inc. ^^	5.000	4/15/2023	633,071

	TOTAL CONVERTIBLE BONDS - (Cost - $2,342,022)			2,182,517

	CORPORATE BONDS - 69.1%
	AIRLINES - 3.5%
628,000	Southwest Airlines Co.	3.000	11/15/2026	583,335

	APPAREL - 4.1%
797,000	Under Armour, Inc.	3.250	6/15/2026	677,263

	AUTO PARTS & EQUIPMENT - 10.3%
787,000	American Axle & Manufacturing, Inc. ^^	6.250	4/1/2025	655,177
791,000	Dana, Inc.	5.500	12/15/2024	697,073
789,000	Titan International, Inc.	6.500	11/30/2023	361,950
				1,714,200
	BUILDING MATERIALS - 4.1%
756,000	US Concrete, Inc.	6.375	6/1/2024	687,019

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
1,299,863	Community Choice Financial, Inc. (a)^ ~	10.750	12/15/2023	6,499
786,000	Enova International, Inc. (a)	8.500	9/15/2025	681,855
				688,354
	HOME BUILDERS - 6.5%
844,000	Beazer Homes USA, Inc.	5.875	10/15/2027	643,613
465,000	TRI Pointe Group, Inc.	5.875	6/15/2024	436,042
				1,079,655
	INTERNET - 0.9%
155,000	Uber Technologies, Inc. (a) ^^	8.000	11/1/2026	154,917

	MINING - 3.3%
604,000	Coeur Mining, Inc.	5.875	6/1/2024	548,882
3,289,547	MolyCorp., Inc. ^+	10.000	6/1/2020	33
				548,915
	OFFICE/BUSINESS EQUIPMENT - 5.7%
1,281,000	Pitney Bowes, Inc. ^^	4.625	3/15/2024	941,477

	OIL & GAS - 1.4%
1,017,000	Transocean, Inc.	6.800	3/15/2038	241,843

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 69.1% (Continued)
	OIL & GAS SERVICES - 4.1%
$713,000	Era Group, Inc. ^^	7.750	12/15/2022	$685,371
791,000	PHI, Inc. ^#+	5.250	3/15/2021	—
				685,371
	REAL ESTATE INVESTMENT TRUSTS - 8.1%
382,000	SITE Centers Corp.	4.250	2/1/2026	389,946
1,048,000	The GEO Group, Inc.	5.875	1/15/2022	952,041
				1,341,987
	RETAIL - 9.2%
670,000	Kohl’s Corp.	3.250	2/1/2023	600,639
1,270,000	L Brands, Inc.	6.750	7/1/2036	924,306
				1,524,945
	SEMICONDUCTORS - 3.8%
588,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	628,240
8,669,000	Energy Conversion Devices, Inc. ^+#	—	Perpetual	—
				628,240

	TOTAL CORPORATE BONDS (Cost - $20,796,561)			11,497,521

Shares
	WARRANT - 0.5%
14,310	PHI Group, Inc. ^ #*			78,705
	TOTAL WARRANTS (Cost - $350,379)

	COLLATERAL FOR SECURITIES LOANED - 17.7%
2,943,280	Mount Vernon Prime Portfolio, 1.80% ++ **			2,943,280
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,943,280)

	TOTAL INVESTMENTS - 101.0% (Cost - $26,850,984)			$16,796,084
	LIABILITIES LESS OTHER ASSETS - (1.0)%			(167,501)
	NET ASSETS - 100.0%			$16,628,583

^	The security is illiquid; total illiquid securities represent 1.08% of net assets.

^^	All or a portion of these securities are on loan. Total loaned securities had a value of $2,915,282 at March 31, 2020.

+	Represents issuer in default on interest payments; non-income producing security.

++	Variable rate security. Interest rate is as of March 31, 2020.

~	Pay in kind rate security.

*	Non-Income Producing Security.

**	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

#	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $172,766 or 1.04% of net assets.

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2020, these securities amounted to $843,271 or 5.07% of net assets.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	COMMON STOCK - 37.2%
	COMPUTERS - 4.9%
8,890	HP, Inc.	$154,331
4,041	International Business Machines Corp.	448,268
		602,599
	DIVERSIFIED FINANCIAL SERVICES - 3.8%
4,515	Community Choice Financial, Inc. ^#**	—
34,803	Sculptor Capital Management, Inc.	471,233
		471,233
	FOOD - 1.1%
5,284	Kraft Heinz Co.	130,726

	INVESTMENT COMPANIES - 17.1%
38,487	Apollo Investment Corp. ^^	259,787
19,263	Compass Diversified Holdings ^^	258,124
201,359	Oaktree Specialty Lending Corp.	652,403
116,675	PennantPark Investment Corp.	302,188
126,900	Prospect Capital Corp. ^^	539,325
8,470	Solar Capital Ltd.	98,591
		2,110,418
	OFFICE / BUSINESS EQUIPMENT - 1.1%
22,307	Pitney Bowes, Inc.	45,506
4,612	Xerox Holdings Corp.	87,351
		132,857
	OIL & GAS - 1.5%
1,491	Chevron Corp.^^	108,038
2,177	Exxon Mobile Corp.	82,661
		190,699
	PRIVATE EQUITY - 5.3%
5,878	Apollo Global Management LLC ^^	196,913
5,251	Blackstone Group LP	239,288
9,137	KKR & Co., Inc.	214,445
		650,646
	REAL ESTATE INVESTMENT TRUSTS - 0.8%
8,500	Jernigan Capital, Inc.	93,160

	RETAIL - 0.7%
36,174	FAT Brands, Inc. ** ^^	81,392

	TELECOMMUNICATIONS - 0.9%
2,050	Verizon Communications, Inc.	110,147

	TOTAL COMMON STOCK (Cost - $9,357,105)	4,573,877

	EXCHANGE TRADED FUNDS - 2.6%
	EQUITY FUNDS - 2.6%
16,895	iShares Mortgage Real Estate ETF ^^	315,937
	TOTAL EXCHANGE TRADED FUNDS (Cost - $857,029)

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 8.5%
	BIOTECHNOLOGY - 4.1%
$486,000	PDL BioPharma, Inc. ^^	2.750	12/1/2021	513,064

	DIVERSIFIED FINANCIAL SERVICES - 4.4%
717,000	EZCORP, Inc.	2.375	5/1/2025	537,927

	TOTAL CONVERTIBLE BONDS (Cost - $1,110,465)			1,050,991

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 43.7%
	AIRLINES - 3.5%
$461,000	Southwest Airlines Co.	3.000	11/15/2026	$428,212

	APPAREL - 2.7%
397,000	Under Armour, Inc.	3.250	6/15/2026	337,357

	AUTO PARTS & EQUIPMENT - 5.3%
554,000	American Axle & Manufacturing, Inc. ^^	6.250	4/1/2025	461,205
415,000	Titan International, Inc.	6.500	11/30/2023	190,379
				651,584
	BUILDING MATERIALS - 4.0%
540,000	US Concrete, Inc.	6.375	6/1/2024	490,728

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
1,635,503	Community Choice Financial, Inc. (a)^ ~	10.750	12/15/2023	8,178
566,000	Enova International, Inc. (a)	8.500	9/15/2025	491,005
				499,183
	HOME BUILDERS - 3.9%
635,000	Beazer Homes USA, Inc.	5.875	10/15/2027	484,235

	INTERNET - 2.7%
332,000	Uber Technologies, Inc. (a) ^^	8.000	11/1/2026	331,823

	MINING - 0.0%
2,333,668	Molycorp, Inc. ^+	10.000	6/1/2020	23

	OIL & GAS - 1.8%
953,000	Transocean, Inc.	6.800	3/15/2038	226,623

	REAL ESTATE INVESTMENT TRUSTS - 4.7%
563,000	SITE Centers Corp.	4.250	2/1/2026	574,711

	RETAIL - 4.7%
789,000	L Brands, Inc.	6.750	7/1/2036	574,234

	SEMICONDUCTORS - 6.3%
731,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	781,027
5,543,000	Energy Conversion Devices, Inc. ^+#	—	Perpetual	—
				781,027

	TOTAL CORPORATE BONDS (Cost - $11,864,925)			5,379,740

Shares
	COLLATERAL FOR SECURITIES LOANED - 20.6%
2,540,499	Mount Vernon Prime Portfolio, 1.80% ++ *			2,540,499
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,540,499)

	TOTAL INVESTMENTS - 112.6% (Cost - $25,730,023)			$13,861,044
	LIABILITIES LESS OTHER ASSETS - (12.6)%			(1,549,968)
	NET ASSETS - 100.0%			$12,311,076

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

^	The security is illiquid; total illiquid securities represent 0.07% of net assets.

^^	All or a portion of these securities are on loan. Total loaned securities had a value of $2,412,045 at March 31, 2020.

+	Represents issuer in default on interest payments; non-income producing security.

++	Variable rate security. Interest rate is as of March 31, 2020.

*	The Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

**	Non-Income Producing Security.

~	Pay in kind rate security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2020, these securities amounted to $831,006 or 6.75% of net assets.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Coupon Rate (%)	Maturity	Value

	PREFERRED STOCK - 0.4%
4,400	Public Storage	4.750	Perpetual	$103,708
	TOTAL PREFERRED STOCKS (Cost - $110,000)

Principal		Variable Rate
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 78.1%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION (a) - 37.1%
$97,724	Freddie Mac Multifamily Structured Pass Through Certificates		4.333	**	10/25/2020	98,459
1,294,809	Freddie Mac REMICS		8.500		5/1/2031	1,503,128
50,447	Freddie Mac REMICS	(-1xlibor01m)+1440bps	12.709	*	12/15/2032	70,262
53,276	Freddie Mac REMICS	(-1xlibor01m)+1300bps	11.591	*	5/15/2033	74,615
158,442	Freddie Mac REMICS	(-1xlibor01m)+2427bps	21.690	*	5/15/2035	275,887
111,013	Freddie Mac REMICS		5.000		9/15/2035	122,975
182,000	Freddie Mac REMICS		5.500		11/15/2036	229,646
375,351	Freddie Mac REMICS	(-1xlibor01m)+980bps	8.391	*	10/15/2040	530,359
123,010	Freddie Mac REMICS	(-1xlibor01m)+1491bps	12.796	*	12/15/2040	246,605
94,052	Freddie Mac REMICS	(-1xlibor01m)+1320bps	11.086	*	2/15/2041	161,943
604,622	Freddie Mac REMICS		3.500		11/15/2041	628,456
519,324	Freddie Mac REMICS		4.000		6/15/2042	538,862
564,976	Freddie Mac REMICS		4.500		11/15/2042	576,718
482,836	Freddie Mac REMICS	(-1xlibor01m)+1297bps	8.576	*	8/15/2043	698,808
1,372,505	Freddie Mac REMICS		4.000		6/15/2044	1,411,073
536,720	Freddie Mac REMICS		4.500		8/15/2044	553,961
409,031	Freddie Mac REMICS		—		2/15/2045	405,913
612,352	Freddie Mac REMICS		3.000		1/15/2047	632,373
100,820	Freddie Mac REMICS	(-1xlibor01m)+1600bps	13.181	*	8/15/2048	102,474
						8,862,517
	INTEREST ONLY FEDERAL HOME LOAN MORTGAGE ASSOCIATION (a) - 5.5%
781,498	Freddie Mac REMICS	(-1xlibor01m)+665bps	5.945	*	4/15/2036	169,276
758,964	Freddie Mac REMICS	(-1xlibor01m)+658bps	5.875	*	9/15/2036	180,575
256,717	Freddie Mac REMICS		6.500		12/15/2037	58,872
1,489,380	Freddie Mac REMICS	(-1xlibor01m)+660bps	5.895	*	12/15/2039	101,473
252,216	Freddie Mac REMICS		4.500		5/15/2040	18,465
370,664	Freddie Mac REMICS		4.000		8/15/2040	30,944
159,116	Freddie Mac REMICS		5.000		3/15/2041	16,156
828,782	Freddie Mac REMICS		3.500		11/15/2042	13,552
3,106,828	Freddie Mac REMICS	(-1xlibor01m)+130bps	0.710	*	1/15/2043	181,651
12,369,137	Freddie Mac REMICS	(-1xlibor01m)+117bps	0.641	*	8/15/2043	519,205
118,848	Freddie Mac Strips		7.000		4/1/2027	17,820
						1,307,989
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (a) - 16.6%
58,493	Fannie Mae Pool		4.329	**	1/1/2021	59,785
131,587	Fannie Mae Pool		2.800		3/1/2023	136,617
348,113	Fannie Mae REMIC Trust 2004-W4		—		6/25/2034	341,091
562,649	Fannie Mae REMIC Trust 2004-W10		—		8/25/2034	550,419
125,495	Fannie Mae REMIC Trust 2005-W2		—		5/25/2035	122,892
17,963	Fannie Mae REMICS	(-1xlibor01m)+1424bps	12.347	*	7/25/2034	23,430
130,026	Fannie Mae REMICS		3.500		12/25/2039	134,481
492,644	Fannie Mae REMICS		3.500		5/25/2042	516,224
37,723	Fannie Mae REMICS		2.500		11/25/2042	38,236
726,983	Fannie Mae REMICS		4.000		11/25/2042	750,176
903,084	Fannie Mae REMICS	(-1xlibor01m)+1300bps	9.213	*	7/25/2043	1,152,851
151,996	Fannie Mae Trust 2005-W3	(-1xlibor01m)+22bps	1.167	*	3/25/2045	151,552
						3,977,754
	INTEREST ONLY FEDERAL NATIONAL MORTGAGE ASSOCIATION (a) - 12.7%
25,294	Fannie Mae Interest Strip		7.500		7/25/2022	1,685
69,169	Fannie Mae Interest Strip		8.000		7/25/2024	9,342
89,702	Fannie Mae Interest Strip		8.500		10/25/2025	13,640
632,140	Fannie Mae Interest Strip		6.000		7/25/2035	144,209
1,912,997	Fannie Mae Interest Strip		5.000	**	8/25/2035	421,883
14,178	Fannie Mae Interest Strip		7.500	**	9/25/2037	3,590
319,865	Fannie Mae Interest Strip		5.000		1/25/2038	82,965
629,465	Fannie Mae Interest Strip		4.500		11/25/2039	101,163
1,045,421	Fannie Mae Interest Strip		4.500		11/25/2039	133,513
931,995	Fannie Mae Interest Strip		5.000		11/25/2040	178,021
321,858	Fannie Mae Interest Strip		5.000		3/25/2041	64,641
120,514	Fannie Mae REMICS	(-1xlibor01m)+800bps	7.053	*	9/25/2023	11,760
4,012,961	Fannie Mae REMICS		3.000		2/25/2033	430,202
135,889	Fannie Mae REMICS		6.500		5/25/2033	31,899
1,320,433	Fannie Mae REMICS	(-1xlibor01m)+825bps	7.303	*	6/25/2033	340,186
235,077	Fannie Mae REMICS	(-1xlibor01m)+760bps	6.653	*	4/25/2034	60,077
667,699	Fannie Mae REMICS	(-1xlibor01m)+650bps	5.553	*	9/25/2034	113,514
430,863	Fannie Mae REMICS	(-1xlibor01m)+678bps	5.833	*	5/25/2037	90,853
409,126	Fannie Mae REMICS	(-1xlibor01m)+715bps	6.203	*	7/25/2037	102,906
218,664	Fannie Mae REMICS	(-1xlibor01m)+587bps	4.923	*	8/25/2037	46,808
318,438	Fannie Mae REMICS	(-1xlibor01m)+53550bps	4.500	*	12/25/2041	57,393
1,721,272	Fannie Mae REMICS	(-1xlibor01m)+655bps	5.603	*	9/25/2042	338,596
89,862	Fannie Mae REMICS	(-1xlibor01m)+616bps	5.213	*	10/25/2042	18,179
1,560,911	Fannie Mae REMICS	(-1xlibor01m)+400bps	3.053	*	6/25/2043	232,408
						3,029,433

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 78.1% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.1%
$98,116	Government National Mortgage Association		5.000		6/20/2033	$110,786
131,544	Government National Mortgage Association		1.900		6/16/2036	131,483
214,490	Government National Mortgage Association		2.500		3/16/2040	215,361
67,726	Government National Mortgage Association		4.047		5/20/2041	70,423
322,267	Government National Mortgage Association		2.500		10/20/2041	328,602
73,702	Government National Mortgage Association	(-1xlibor01m)+410bps	3.327	*	2/20/2042	77,462
187,253	Government National Mortgage Association		3.785	**	3/16/2045	187,653
91,320	Government National Mortgage Association		3.150		8/16/2051	94,659
						1,216,429
	INTEREST ONLY GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.1%
2,248,257	Government National Mortgage Association	(-1xlibor01m)+263bps	1.242	*	8/20/2045	271,498

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $17,354,911)					18,665,620

	PRIVATE COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%
383,000	FREMF 2015-K50 Mortgage Trust #		3.779	**	10/25/2048	402,143
50,000	GS Mortgage Securities Trust 2017-GS5		3.218		3/10/2050	51,011
117	ML Trust XLIV		9.000		8/20/2020	118
	TOTAL PRIVATE COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $435,249)					453,272

	TOTAL INVESTMENTS - 80.4% (Cost - $17,900,160)					$19,222,600
	OTHER ASSETS LESS LIABILITIES - 19.6%					4,686,163
	NET ASSETS - 100.0%					$23,908,763

*	Floating or variable rate security; rate shown represents the rate at March 31, 2020.

**	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2020, these securities amounted to $402,143 or 1.7% of net assets.

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

CATALYST FUNDS
CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 9.3%
10,000	JPMorgan Ultra-Short Income ETF +	$496,700
22,000	iShares 0-5 Year Investment Grade Corporate Bond ETF +	1,103,080
27,145	iShares Short-Term Corporate Bond ETF +	1,421,312
15,890	Vanguard Short-Term Corporate Bond ETF +	1,256,899
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,334,260)	4,277,991

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 89.4%
	ADVERTISING - 0.9%
$400,000	Interpublic Group of Cos., Inc.	3.750	10/1/2021	404,179

	AEROSPACE/DEFENSE - 1.6%
750,000	Northrop Grumman Corp.	3.500	3/15/2021	753,635

	AIRLINES - 0.5%
250,000	Delta Air Lines, Inc.	2.600	12/4/2020	238,795

	AUTO MANUFACTURERS - 2.2%
500,000	Ford Motor Credit Co. LLC	3.470	4/5/2021	482,350
300,000	General Motors Financial Co., Inc.	2.650	4/13/2020	299,769
250,000	General Motors Financial Co., Inc.	3.700	11/24/2020	247,583
				1,029,702
	BANKS - 29.2%
250,000	Bank of America Corp.	2.250	4/21/2020	249,962
250,000	Bank of America Corp.	5.625	7/1/2020	251,581
250,000	Bank of America Corp.	2.369	7/21/2021	249,876
250,000	Bank of America Corp.	2.738	1/23/2022	250,797
350,000	Bank of Montreal	2.900	3/26/2022	354,757
250,000	Barclays Bank PLC	2.650	1/11/2021	249,979
600,000	Citigroup, Inc.	2.700	3/30/2021	602,701
250,000	Citigroup, Inc.	2.900	12/8/2021	252,120
250,000	Citizens Bank NA	2.250	10/30/2020	250,609
400,000	Citizens Bank NA	2.550	5/13/2021	399,735
250,000	Credit Agricole SA	2.375	7/1/2021	246,086
650,000	Credit Suisse Group Funding Guernsey Ltd.	3.125	12/10/2020	649,656
400,000	Fifth Third Bank	2.250	6/14/2021	400,505
250,000	Goldman Sachs Group, Inc.	6.000	6/15/2020	251,514
230,000	Goldman Sachs Group, Inc.	2.625	4/25/2021	230,237
250,000	Goldman Sachs Group, Inc.	5.750	1/24/2022	265,071
275,000	HSBC Holdings PLC	2.950	5/25/2021	276,529
150,000	HSBC USA, Inc.	2.750	8/7/2020	149,301
250,000	Huntington Bancshares, Inc.	7.000	12/15/2020	256,208
350,000	ING Groep NV	3.150	3/29/2022	351,927
250,000	JPMorgan Chase & Co.	2.295	8/15/2021	249,943
200,000	JPMorgan Chase & Co.	4.500	1/24/2022	209,068
500,000	Lloyds Banking Group PLC	3.000	1/11/2022	495,994
250,000	Manufacturers & Traders Trust Co.	2.050	8/17/2020	249,389
300,000	Mitsubishi UFJ Financial Group, Inc.	2.190	9/13/2021	296,200
250,000	Mitsubishi UFJ Financial Group, Inc.	3.218	3/7/2022	254,267
350,000	Morgan Stanley	5.500	7/24/2020	353,327
200,000	Morgan Stanley	5.750	1/25/2021	205,391
250,000	Morgan Stanley	5.500	7/28/2021	259,773
600,000	MUFG Americas Holdings Corp.	3.500	6/18/2022	611,334
400,000	Santander UK Group Holdings PLC	3.125	1/8/2021	399,215
100,000	Skandinaviska Enskilda Banken AB	1.875	9/13/2021	99,141
250,000	Societe Generale SA	5.200	4/15/2021	255,202
500,000	Sumitomo Mitsui Financial Group, Inc.	2.442	10/19/2021	500,134
300,000	Truist Bank	3.525	10/26/2021	300,648
250,000	Truist Financial Corp.	2.625	6/29/2020	249,551
400,000	Truist Financial Corp.	2.150	2/1/2021	396,771
300,000	Truist Financial Corp.	2.700	1/27/2022	301,845
325,000	US Bank NA	3.050	7/24/2020	325,548
375,000	Wells Fargo & Co.	2.600	7/22/2020	375,094
250,000	Wells Fargo & Co.	3.000	1/22/2021	252,436
600,000	Zions Bancorp NA	3.350	3/4/2022	588,906
				13,418,328
	BEVERAGES - 1.8%
50,000	Molson Coors Beverage Co.	2.100	7/15/2021	49,015
350,000	Molson Coors Beverage Co.	3.500	5/1/2022	350,167
400,000	Pernod Ricard SA	5.750	4/7/2021	411,700
				810,882
	BIOTECHNOLOGY - 1.1%
493,000	Amgen, Inc.	2.200	5/11/2020	492,976

CATALYST FUNDS
CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (Continued) - 89.4%
	CHEMICALS - 1.8%
$500,000	Eastman Chemical Co.	4.500	1/15/2021	$494,253
325,000	Sherwin-Williams Co.	4.200	1/15/2022	332,144
				826,397
	COMMERCIAL SERVICES - 1.4%
250,000	Block Financial LLC	4.125	10/1/2020	248,167
400,000	Equifax, Inc.	3.600	8/15/2021	399,170
				647,337
	COMPUTERS - 2.4%
450,000	Hewlett Packard Enterprise Co.	3.600	10/15/2020	450,578
375,000	Hewlett Packard Enterprise Co.	3.500	10/5/2021	378,646
250,000	International Business Machines Corp.	1.625	5/15/2020	249,860
				1,079,084
	COSMETICS/PERSONAL CARE - 0.3%
150,000	Unilever Capital Corp.	2.100	7/30/2020	150,127

	DIVERSIFIED FINANCIAL SERVICES - 6.2%
500,000	Ally Financial, Inc.	4.250	4/15/2021	493,980
250,000	American Express Co.	2.200	10/30/2020	249,331
250,000	American Express Co.	3.000	2/22/2021	250,204
205,000	American Express Co.	3.375	5/17/2021	207,474
400,000	Capital One Financial Corp.	3.450	4/30/2021	400,813
300,000	Capital One Financial Corp.	4.750	7/15/2021	308,947
650,000	Charles Schwab Corp.	4.450	7/22/2020	648,524
300,000	Intercontinental Exchange, Inc.	2.750	12/1/2020	302,191
				2,861,464
	ELECTRIC - 3.9%
250,000	Berkshire Hathaway Energy Co.	2.375	1/15/2021	250,733
250,000	Duke Energy Carolinas LLC	4.300	6/15/2020	250,894
250,000	Edison International	2.125	4/15/2020	249,691
600,000	NV Energy, Inc.	6.250	11/15/2020	617,386
400,000	Southern Co.	2.350	7/1/2021	399,948
				1,768,652
	ELECTRONICS - 2.2%
450,000	Amphenol Corp.	2.200	4/1/2020	450,000
250,000	Roper Technologies, Inc.	3.000	12/15/2020	250,624
300,000	Tyco Electronics Group SA	4.875	1/15/2021	305,898
				1,006,522
	HAND/MACHINE TOOLS - 0.4%
200,000	Stanley Black & Decker, Inc.	3.400	12/1/2021	199,008

	HEALTHCARE - PRODUCTS - 0.5%
250,000	Baxter International, Inc.	1.700	8/15/2021	249,427

	HEALTHCARE - SERVICES - 3.2%
475,000	Anthem, Inc.	4.350	8/15/2020	478,388
400,000	Cigna Holding Co.	5.125	6/15/2020	401,411
100,000	Laboratory Corp. of America Holdings	3.200	2/1/2022	100,912
500,000	UnitedHealth Group, Inc.	2.700	7/15/2020	500,077
				1,480,788
	INSURANCE - 4.0%
333,000	American International Group, Inc.	3.375	8/15/2020	333,810
250,000	American International Group, Inc.	6.400	12/15/2020	257,156
250,000	Aon Corp.	5.000	9/30/2020	252,536
300,000	Lincoln National Corp.	4.200	3/15/2022	304,886
400,000	Progressive Corp.	3.750	8/23/2021	408,890
250,000	Prudential Financial, Inc.	5.375	6/21/2020	251,713
				1,808,991
	INTERNET - 1.4%
200,000	eBay, Inc.	2.150	6/5/2020	199,893
425,000	eBay, Inc.	3.800	3/9/2022	431,327
				631,220
	LODGING - 0.5%
250,000	Marriott International, Inc.	3.125	10/15/2021	224,609

	MACHINERY - CONSTRUCTION & MINING - 0.5%
250,000	Caterpillar Financial Services Corp.	1.700	8/9/2021	249,760

	MACHINERY - DIVERSIFIED - 1.9%
250,000	John Deere Capital Corp.	3.200	1/10/2022	256,220
350,000	John Deere Capital Corp.	2.950	4/1/2022	357,779
250,000	Xylem, Inc.	4.875	10/1/2021	257,472
				871,471

CATALYST FUNDS
CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (Continued) - 89.4%
	MISCELLANEOUS MANUFACTURING - 2.5%
$350,000	General Electric Co.	5.550	5/4/2020	$350,903
100,000	General Electric Co.	5.300	2/11/2021	101,252
400,000	General Electric Co.	4.650	10/17/2021	407,316
300,000	Textron, Inc.	3.650	3/1/2021	299,223
				1,158,694
	OIL & GAS - 1.8%
500,000	BP Capital Markets PLC	4.500	10/1/2020	499,589
400,000	Occidental Petroleum Corp.	2.600	8/13/2021	314,748
				814,337
	PHARMACEUTICALS - 7.1%
603,000	AbbVie, Inc.	3.375	11/14/2021	616,823
500,000	Becton Dickinson and Co.	3.125	11/8/2021	506,745
400,000	Bristol-Myers Squibb Co.	2.875	8/15/2020	401,429
276,000	Cardinal Health, Inc.	4.625	12/15/2020	278,616
250,000	CVS Health Corp.	2.800	7/20/2020	250,057
150,000	CVS Health Corp.	2.125	6/1/2021	150,208
400,000	Express Scripts Holding Co.	2.600	11/30/2020	399,486
300,000	GlaxoSmithKline Capital PLC	3.125	5/14/2021	304,214
350,000	Pfizer, Inc.	5.200	8/12/2020	355,287
				3,262,865
	PIPLELINES - 1.3%
275,000	Kinder Morgan Energy Partners LP	6.500	4/1/2020	275,000
300,000	Williams Cos., Inc.	7.875	9/1/2021	300,755
				575,755
	REITS - 1.6%
400,000	American Tower Corp.	3.300	2/15/2021	400,043
321,000	American Tower Corp.	3.450	9/15/2021	323,317
				723,360
	SEMICONDUCTORS - 2.8%
250,000	Applied Materials, Inc.	2.625	10/1/2020	250,578
600,000	Broadcom Corp.	3.000	1/15/2022	593,782
50,000	Lam Research Corp.	2.800	6/15/2021	50,471
400,000	QUALCOMM, Inc.	2.250	5/20/2020	399,958
				1,294,789
	SOFTWARE - 0.1%
50,000	Electronic Arts, Inc.	3.700	3/1/2021	50,236

	TELECOMMUNICATIONS - 1.8%
205,000	AT&T, Inc.	3.200	3/1/2022	208,021
600,000	Motorola Solutions, Inc.	3.750	5/15/2022	600,658
				808,679
	TRANSPORTATION - 2.5%
400,000	FedEx Corp.	3.400	1/14/2022	402,617
250,000	Norfolk Southern Railway Co.	9.750	6/15/2020	252,972
500,000	United Parcel Service of America, Inc.	8.375	4/1/2020	500,000
				1,155,589

	TOTAL CORPORATE BONDS (Cost - $41,541,530)			41,047,658

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price
	OPTIONS PURCHASED - 17.1% *
	CALL OPTIONS PURCHASED - 1.1% *
88	SPDR S&P 500 ETF Trust	Interactive Brokers	$2,842,400	4/17/2020 - $323.00	352
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,397,500	4/17/2020 - $325.00	129
30	SPDR S&P 500 ETF Trust	Interactive Brokers	969,000	6/19/2020 - $323.00	1,020
157	SPDR S&P 500 ETF Trust	Interactive Brokers	5,196,700	6/19/2020 - $331.00	2,826
97	SPDR S&P 500 ETF Trust	Interactive Brokers	3,268,900	6/19/2020 - $337.00	2,231
135	SPDR S&P 500 ETF Trust	Interactive Brokers	4,050,000	9/18/2020 - $300.00	64,125
85	SPDR S&P 500 ETF Trust	Interactive Brokers	2,677,500	9/18/2020 - $315.00	16,915
60	SPDR S&P 500 ETF Trust	Interactive Brokers	1,938,000	9/18/2020 - $323.00	7,800
70	SPDR S&P 500 ETF Trust	Interactive Brokers	2,261,000	10/16/2020 - $323.00	10,920
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,397,500	10/16/2020 - $325.00	7,611
6	SPDR S&P 500 ETF Trust	Interactive Brokers	184,200	11/20/2020 - $307.00	3,087
68	SPDR S&P 500 ETF Trust	Interactive Brokers	2,176,000	11/20/2020 - $320.00	18,428
60	SPDR S&P 500 ETF Trust	Interactive Brokers	1,938,000	11/20/2020 - $323.00	13,680
10	SPDR S&P 500 ETF Trust	Interactive Brokers	324,000	11/20/2020 - $324.00	2,160
65	SPDR S&P 500 ETF Trust	Interactive Brokers	1,781,000	12/18/2020 - $274.00	125,515
57	SPDR S&P 500 ETF Trust	Interactive Brokers	1,755,600	12/18/2020 - $308.00	37,164
13	SPDR S&P 500 ETF Trust	Interactive Brokers	401,700	12/18/2020 - $309.00	8,164
64	SPDR S&P 500 ETF Trust	Interactive Brokers	2,016,000	12/18/2020 - $315.00	26,304
13	SPDR S&P 500 ETF Trust	Interactive Brokers	412,100	12/18/2020 - $317.00	4,771
103	SPDR S&P 500 ETF Trust	Interactive Brokers	3,296,000	1/15/2021 - $320.00	36,668
88	SPDR S&P 500 ETF Trust	Interactive Brokers	2,842,400	1/15/2021 - $323.00	27,984
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,397,500	1/15/2021 - $325.00	12,427

CATALYST FUNDS
CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 17.1% * (Continued)
	CALL OPTIONS PURCHASED - 1.1% * (Continued)
45	SPDR S&P 500 ETF Trust	Interactive Brokers	$1,494,000	1/15/2021-$332.00	$9,450
10	SPDR S&P 500 ETF Trust	Interactive Brokers	313,000	3/19/2021-$313.00	6,195
70	SPDR S&P 500 ETF Trust	Interactive Brokers	2,324,000	3/19/2021-$332.00	20,160
40	SPDR S&P 500 ETF Trust	Interactive Brokers	1,332,000	3/19/2021-$333.00	12,640
20	SPDR S&P 500 ETF Trust	Interactive Brokers	674,000	3/19/2021-$337.00	4,680
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,761,125)				483,406

	PUT OPTIONS PURCHASED - 16.0% *
88	SPDR S&P 500 ETF Trust	Interactive Brokers	2,657,600	4/17/2020-$302.00	388,344
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,333,000	4/17/2020-$310.00	216,376
284	SPDR S&P 500 ETF Trust	Interactive Brokers	8,520,000	6/19/2020-$300.00	1,278,000
160	SPDR S&P 500 ETF Trust	Interactive Brokers	4,768,000	9/18/2020-$298.00	730,880
120	SPDR S&P 500 ETF Trust	Interactive Brokers	3,660,000	9/18/2020-$305.00	603,600
53	SPDR S&P 500 ETF Trust	Interactive Brokers	1,563,500	10/16/2020-$295.00	246,980
60	SPDR S&P 500 ETF Trust	Interactive Brokers	1,830,000	10/16/2020-$305.00	323,100
10	SPDR S&P 500 ETF Trust	Interactive Brokers	291,000	11/20/2020-$291.00	43,070
134	SPDR S&P 500 ETF Trust	Interactive Brokers	4,020,000	11/20/2020-$300.00	629,800
65	SPDR S&P 500 ETF Trust	Interactive Brokers	1,709,500	12/18/2020-$263.00	198,315
64	SPDR S&P 500 ETF Trust	Interactive Brokers	1,875,200	12/18/2020-$293.00	305,312
83	SPDR S&P 500 ETF Trust	Interactive Brokers	2,506,600	12/18/2020-$302.00	446,706
88	SPDR S&P 500 ETF Trust	Interactive Brokers	2,490,400	1/15/2021-$283.00	374,000
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,225,500	1/15/2021-$285.00	182,965
148	SPDR S&P 500 ETF Trust	Interactive Brokers	4,306,800	1/15/2021-$291.00	700,262
10	SPDR S&P 500 ETF Trust	Interactive Brokers	281,000	3/19/2021-$281.00	43,170
70	SPDR S&P 500 ETF Trust	Interactive Brokers	2,037,000	3/19/2021-$291.00	342,160
40	SPDR S&P 500 ETF Trust	Interactive Brokers	1,180,000	3/19/2021-$295.00	205,660
20	SPDR S&P 500 ETF Trust	Interactive Brokers	594,000	3/19/2021-$297.00	105,420
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,203,412)				7,364,120

	TOTAL OPTIONS PURCHASED (Cost - $3,964,537)				7,847,526

Principal		Coupon Rate (%)	Maturity
	UNITED STATES GOVERNMENT SECURITIES - 5.0%
$400,000	United States Treasury Note +	1.500	4/15/2020	400,219
500,000	United States Treasury Note +	1.500	5/31/2020	501,163
250,000	United States Treasury Note +	1.375	8/31/2020	251,338
500,000	United States Treasury Note +	1.375	10/31/2020	503,623
600,000	United States Treasury Note +	2.750	9/15/2021	622,219
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $2,258,149)			2,278,562

	TOTAL INVESTMENTS - 120.8% (Cost - $52,098,476)			$55,451,737
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.8)%			(9,533,955)
	NET ASSETS - 100.0%			$45,917,782

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price
	OPTIONS WRITTEN - (22.9)% *
	CALL OPTIONS WRITTEN - (0.3)% *
43	SPDR S&P 500 ETF Trust	Interactive Brokers	$1,500,700	4/17/2020 - $349.00	86
88	SPDR S&P 500 ETF Trust	Interactive Brokers	3,106,400	4/17/2020 - $353.00	88
30	SPDR S&P 500 ETF Trust	Interactive Brokers	1,038,000	6/19/2020 - $346.00	255
65	SPDR S&P 500 ETF Trust	Interactive Brokers	2,275,000	6/19/2020 - $350.00	520
189	SPDR S&P 500 ETF Trust	Interactive Brokers	6,690,600	6/19/2020 - $354.00	1,228
160	SPDR S&P 500 ETF Trust	Interactive Brokers	5,760,000	9/18/2020 - $360.00	2,960
120	SPDR S&P 500 ETF Trust	Interactive Brokers	4,380,000	9/18/2020 - $365.00	1,800
113	SPDR S&P 500 ETF Trust	Interactive Brokers	4,124,500	10/16/2020 - $365.00	2,260
10	SPDR S&P 500 ETF Trust	Interactive Brokers	352,000	11/20/2020 - $352.00	505
30	SPDR S&P 500 ETF Trust	Interactive Brokers	1,080,000	11/20/2020 - $360.00	1,500
104	SPDR S&P 500 ETF Trust	Interactive Brokers	3,785,600	11/20/2020 - $364.00	3,276
65	SPDR S&P 500 ETF Trust	Interactive Brokers	1,872,000	12/18/2020 - $288.00	76,798
147	SPDR S&P 500 ETF Trust	Interactive Brokers	5,439,000	12/18/2020 - $370.00	6,321
90	SPDR S&P 500 ETF Trust	Interactive Brokers	3,276,000	1/15/2021 - $364.00	6,570
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,578,100	1/15/2021 - $367.00	1,785
26	SPDR S&P 500 ETF Trust	Interactive Brokers	962,000	1/15/2021 - $370.00	949
120	SPDR S&P 500 ETF Trust	Interactive Brokers	4,500,000	1/15/2021 - $375.00	4,320
10	SPDR S&P 500 ETF Trust	Interactive Brokers	345,000	3/19/2021 - $345.00	1,685
40	SPDR S&P 500 ETF Trust	Interactive Brokers	1,500,000	3/19/2021 - $375.00	2,440
90	SPDR S&P 500 ETF Trust	Interactive Brokers	3,420,000	3/19/2021 - $380.00	5,670
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $498,552)				121,016

CATALYST FUNDS
CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (22.9)% * (Continued)
	PUT OPTIONS WRITTEN - (22.6)% *
88	SPDR S&P 500 ETF Trust	Interactive Brokers	$2,842,400	4/17/2020-$323.00	$584,320
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,397,500	4/17/2020-$325.00	292,400
30	SPDR S&P 500 ETF Trust	Interactive Brokers	969,000	6/19/2020-$323.00	203,670
157	SPDR S&P 500 ETF Trust	Interactive Brokers	5,196,700	6/19/2020-$331.00	1,105,751
97	SPDR S&P 500 ETF Trust	Interactive Brokers	3,268,900	6/19/2020-$337.00	730,507
135	SPDR S&P 500 ETF Trust	Interactive Brokers	4,050,000	9/18/2020-$300.00	658,800
85	SPDR S&P 500 ETF Trust	Interactive Brokers	2,677,500	9/18/2020-$315.00	523,813
60	SPDR S&P 500 ETF Trust	Interactive Brokers	1,938,000	9/18/2020-$323.00	412,920
70	SPDR S&P 500 ETF Trust	Interactive Brokers	2,261,000	10/16/2020-$323.00	484,680
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,397,500	10/16/2020-$325.00	305,579
6	SPDR S&P 500 ETF Trust	Interactive Brokers	184,200	11/20/2020-$307.00	33,861
68	SPDR S&P 500 ETF Trust	Interactive Brokers	2,176,000	11/20/2020-$320.00	421,940
60	SPDR S&P 500 ETF Trust	Interactive Brokers	1,938,000	11/20/2020-$323.00	418,770
10	SPDR S&P 500 ETF Trust	Interactive Brokers	324,000	11/20/2020-$324.00	70,725
65	SPDR S&P 500 ETF Trust	Interactive Brokers	1,781,000	12/18/2020-$274.00	226,135
57	SPDR S&P 500 ETF Trust	Interactive Brokers	1,755,600	12/18/2020-$308.00	317,490
13	SPDR S&P 500 ETF Trust	Interactive Brokers	401,700	12/18/2020-$309.00	76,719
64	SPDR S&P 500 ETF Trust	Interactive Brokers	2,016,000	12/18/2020-$315.00	408,032
13	SPDR S&P 500 ETF Trust	Interactive Brokers	412,100	12/18/2020-$317.00	85,235
103	SPDR S&P 500 ETF Trust	Interactive Brokers	3,296,000	1/15/2021-$320.00	692,057
88	SPDR S&P 500 ETF Trust	Interactive Brokers	2,842,400	1/15/2021-$323.00	580,800
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,397,500	1/15/2021-$325.00	289,992
45	SPDR S&P 500 ETF Trust	Interactive Brokers	1,494,000	1/15/2021-$332.00	349,200
10	SPDR S&P 500 ETF Trust	Interactive Brokers	313,000	3/19/2021-$313.00	63,760
70	SPDR S&P 500 ETF Trust	Interactive Brokers	2,324,000	3/19/2021-$332.00	549,080
40	SPDR S&P 500 ETF Trust	Interactive Brokers	1,332,000	3/19/2021-$333.00	321,200
20	SPDR S&P 500 ETF Trust	Interactive Brokers	674,000	3/19/2021-$337.00	167,720
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $2,728,854)				10,375,156

	TOTAL OPTIONS WRITTEN (Premiums Received - $3,227,406)				$10,496,172

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SPDR - Standard & Poor’s Depositary Receipts

+	All or a portion of this security is segregated as collateral for options written.

*	Non income producing security.

(a)	Each contract is equivalent to 100 shares of the underlying ETF.

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 89.6%
$37,630	ABFC 2003-AHL1 Trust	1 Month LIBOR + 1.275%	2.222	*	3/25/2033	$36,125
676,058	ABFC 2006-HE1 Trust	1 Month LIBOR + 0.220%	1.167	*	1/25/2037	398,194
251,685	ABFS Mortgage Loan Trust 2000-3		8.110	+	9/15/2031	232,862
173,446	Accredited Mortgage Loan Trust 2003-2	1 Month LIBOR + 0.740%	1.687	*	10/25/2033	160,509
119,957	Accredited Mortgage Loan Trust 2003-3	1 Month LIBOR + 0.760%	1.707	*	1/25/2034	103,082
1,024,012	Adjustable Rate Mortgage Trust 2005-12	1 Month LIBOR + 0.500%	1.447	*	3/25/2036	485,321
2,048,502	AFC Home Equity Loan Trust	1 Month LIBOR + 0.650%	1.597	*	6/25/2029	1,564,196
244,324	AFC Home Equity Loan Trust 1998-1	1 Month LIBOR + 0.660%	1.607	*	4/25/2028	236,796
388,433	AFC Home Equity Loan Trust 1998-2	1 Month LIBOR + 0.550%	1.497	*	6/25/2028	361,024
89,286	Alternative Loan Trust 2004-24CB		6.000		11/25/2034	92,306
12,125	Alternative Loan Trust 2005-2		3.142	#	3/25/2035	11,346
162,106	Alternative Loan Trust 2005-28CB		6.000		8/25/2035	103,261
374,098	Alternative Loan Trust 2005-3CB		5.000		3/25/2035	361,779
429,013	Alternative Loan Trust 2005-7CB		5.500		3/25/2035	407,511
2,437,518	Alternative Loan Trust 2006-45T1		6.000		2/25/2037	1,801,857
73,969	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass Through Certificates Series 2002-AR1	1 Month LIBOR + 1.950%	2.897	*	9/25/2032	61,408
1,598,075	Amresco Residential Securities Corp. Mortgage Loan Trust 1999-1	1 Month LIBOR + 1.250%	2.197	*	11/25/2029	1,433,201
167,056	AMRESCO Residential Securities Corp. Mortgage Loan Trust 1997-3		5.810	#	9/25/2027	157,745
64,391	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-W7	1 Month LIBOR + 2.700%	3.647	*	9/25/2033	60,833
95,582	Argent Securities Trust 2006-W1	1 Month LIBOR + 0.300%	1.247	*	3/25/2036	81,354
529,493	Asset-Backed Pass-Through Certificates Series 2004-R2	1 Month LIBOR + 0.720%	1.667	*	4/25/2034	467,067
155,922	Banc of America Alternative Loan Trust 2005-12		5.250		1/25/2021	145,878
15,565	Banc of America Funding 2004-3 Trust		5.500		10/25/2034	14,727
12,050	Banc of America Funding 2004-C Trust		4.006	#	12/20/2034	10,234
286,134	Banc of America Funding 2005-5 Trust		5.500		9/25/2035	285,804
407,259	Banc of America Funding 2005-H Trust		4.111	#	11/20/2035	339,447
83,175	Banc of America Funding 2006 J Trust		4.184	#	1/20/2047	72,714
44,528	Banc of America Funding 2006-A Trust		4.365	#	2/20/2036	38,486
300,172	Banc of America Funding 2007-A Trust	1 Month LIBOR + 0.210%	0.983	*	2/20/2047	244,726
1,079,314	Banc of America Funding 2009-R9 Trust - 144A		5.170	#	11/26/2021	935,017
15,525	Banc of America Mortgage 2005-A Trust		3.676	#	2/25/2035	14,105
35,497	Banc of America Mortgage 2005-G Trust		4.018	#	8/25/2035	25,445
222,266	Banc of America Mortgage 2006-2 Trust	1 Month LIBOR + 6.000%	6.000	*	7/25/2046	209,325
272,394	BankBoston Home Equity Loan Trust 1998-1 6.660				7/25/2028	262,398
305,000	Bayview Opportunity Master Fund IVb Trust 2017-SPL2 - 144A		4.250	#	6/28/2054	295,724
1,420,764	BCMSC Trust 1999-B		7.300	#	12/15/2029	421,406
1,611,849	BCMSC Trust 2000-A		8.290	#	6/15/2030	581,739
163,455	Bear Stearns ALT-A Trust 2005-4		3.882	#	5/25/2035	148,444
591,188	Bear Stearns ALT-A Trust 2006-6		3.775	#	11/25/2036	445,725
123,920	Bear Stearns ALT-A Trust 2006-8		3.654	#	8/25/2046	108,876
49,220	Bear Stearns ARM Trust 2004-10		4.313	#	1/25/2035	42,791
91,833	Bear Stearns ARM Trust 2004-2		2.750	#	5/25/2034	72,544
378,755	Bear Stearns ARM Trust 2004-5		4.383	#	7/25/2034	350,415
140,355	Bear Stearns ARM Trust 2004-7		4.250	#	10/25/2034	117,119
70,658	Bear Stearns ARM Trust 2006-2		4.183	#	7/25/2036	62,204
582,651	Bear Stearns ARM Trust 2006-4		3.799	#	10/25/2036	479,661
172,103	Bear Stearns Asset Backed Securities I Trust 2004-FR2	1 Month LIBOR + 2.625%	3.572	*	6/25/2034	125,337
250,475	Bear Stearns Asset Backed Securities I Trust 2004-FR3	1 Month LIBOR + 1.755%	2.702	*	9/25/2034	234,432
145,561	Bear Stearns Asset Backed Securities I Trust 2004-HE10	1 Month LIBOR + 2.025%	2.972	*	12/25/2034	146,650
247,543	Bear Stearns Asset Backed Securities I Trust 2004-HE7	1 Month LIBOR + 0.900%	1.847	*	8/25/2034	217,489
111,644	Bear Stearns Asset Backed Securities I Trust 2004-HE7	1 Month LIBOR + 2.925%	3.872	*	8/25/2034	90,192
275,011	Bear Stearns Asset Backed Securities I Trust 2006-AC3	1 Month LIBOR + 0.400%	1.347	*	5/25/2036	130,863
457,270	Bear Stearns Asset Backed Securities Trust 2004-HE3	1 Month LIBOR + 2.775%	3.722	*	4/25/2034	340,424
37,374	Bear Stearns Asset Backed Securities Trust 2004-SD4	1 Month LIBOR + 0.900%	1.847	*	8/25/2044	32,690
170,096	Bear Stearns Asset Backed Securities Trust 2006-SD3		4.200	#	7/25/2036	162,586
137,958	Carrington Mortgage Loan Trust Series 2004-NC2	1 Month LIBOR + 1.035%	1.982	*	8/25/2034	127,021
500,000	Cascade MH Asset Trust 2019-MH1 - 144A		5.985	#	11/1/2044	456,375
748,641	C-BASS 2007-CB1 TRUST		3.460	+	1/25/2037	325,824
34,910	CDC Mortgage Capital Trust 2002-HE1	1 Month LIBOR + 0.620%	1.567	*	1/25/2033	33,688
22,411	CDC Mortgage Capital Trust 2003-HE4	1 Month LIBOR + 0.620%	1.567	*	3/25/2034	19,699
31,225	Centex Home Equity Loan Trust 2002-A		5.540		1/25/2032	30,945
31,519	Chase Funding Trust Series 2002-3		5.907	+	6/25/2032	30,450
1,492,511	Chase Funding Trust Series 2003-6	1 Month LIBOR + 0.750%	1.697	*	11/25/2034	1,464,743
382,948	Chase Mortgage Finance Trust Series 2006-S4		6.000		12/25/2036	252,539
10,260	Chase Mortgage Finance Trust Series 2007-A1		4.408	#	2/25/2037	9,448
285,667	ChaseFlex Trust Series 2005-2		6.500		6/25/2035	235,441
197,798	CHEC Loan Trust 2004-2	1 Month LIBOR + 0.640%	1.587	*	6/25/2034	171,097
131,909	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-1 - 144A	1 Month LIBOR + 0.330%	1.277	*	1/25/2035	122,276
159,482	CHL Mortgage Pass-Through Trust 2003-56		4.703	#	12/25/2033	138,128
132,574	CHL Mortgage Pass-Through Trust 2004-6		5.922	#	5/25/2034	113,684
258,183	CHL Mortgage Pass-Through Trust 2004-HYB5		3.850	#	4/20/2035	222,583

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued) - 89.6%
$768,673	CHL Mortgage Pass-Through Trust 2004-HYB6		3.921	#	11/20/2034	$670,493
865,603	CHL Mortgage Pass-Through Trust 2005-HYB9	12 Month LIBOR + 1.750%	3.793	*	2/20/2036	744,069
193,274	CHL Mortgage Pass-Through Trust 2006-17		6.000		12/25/2036	131,694
1,012,052	CHL Mortgage Pass-Through Trust 2006-3	1 Month LIBOR + 0.250%	1.197	*	2/25/2036	899,292
142,487	CHL Mortgage Pass-Through Trust 2006-J4		6.250		9/25/2036	93,367
2,377,441	CHL Mortgage Pass-Through Trust 2007-1		6.000		3/25/2037	1,769,291
381,341	CHL Mortgage Pass-Through Trust 2007-HY3		4.313	#	6/25/2047	340,059
109,242	Citigroup Mortgage Loan Trust 2006-WF1		4.856	+	3/25/2036	66,263
22,294	Citigroup Mortgage Loan Trust 2006-WF1		4.856	+	3/25/2036	13,520
11,825	Citigroup Mortgage Loan Trust 2007-AR5		3.989	#	4/25/2037	9,961
681,029	Citigroup Mortgage Loan Trust, Inc. - 144A	1 Month LIBOR + 0.350%	1.297	*	2/25/2031	610,655
49,133	Citigroup Mortgage Loan Trust, Inc.		5.000		7/25/2034	49,237
2,082,314	Citigroup Mortgage Loan Trust, Inc.		3.542	#	5/25/2047	1,671,314
74,806	Countrywide Asset-Backed Certificates	1 Month LIBOR + 1.500%	2.447	*	3/25/2033	72,531
172,567	Countrywide Asset-Backed Certificates		5.115	+	2/25/2035	173,074
360,090	Countrywide Asset-Backed Certificates - 144A	1 Month LIBOR + 0.330%	1.277	*	7/25/2036	330,736
12,071	Credit Suisse First Boston Mortgage Securities Corp.		4.500		7/25/2020	11,745
882,996	Credit Suisse First Boston Mortgage Securities Corp.		6.500		1/25/2036	453,449
37,734	Credit-Based Asset Servicing & Securitization LLC	1 Month LIBOR + 1.900%	2.847	*	2/25/2033	35,339
150,943	Credit-Based Asset Servicing & Securitization LLC	1 Month LIBOR + 0.780%	1.727	*	7/25/2033	134,244
104,183	Credit-Based Asset Servicing & Securitization LLC	1 Month LIBOR + 0.915%	1.862	*	1/25/2034	95,060
33,800	Credit-Based Asset Servicing & Securitization LLC	1 Month LIBOR + 1.725%	2.672	*	7/25/2035	31,228
53,621	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29		6.500		12/25/2033	51,100
48,350	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5		4.300	#	6/25/2034	45,351
416,162	Delta Funding Home Equity Loan Trust 1999-3	1 Month LIBOR + 0.820%	1.525	*	9/15/2029	384,762
101,658	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-2		5.590	+	1/25/2034	96,455
263,606	EMC Mortgage Loan Trust 2001-A - 144A	1 Month LIBOR + 0.740%	1.687	*	5/25/2040	239,476
450,158	Encore Credit Receivables Trust 2005-1	1 Month LIBOR + 1.020%	1.967	*	7/25/2035	357,206
246,381	Finance America Mortgage Loan Trust 2004-3	1 Month LIBOR + 1.380%	2.327	*	11/25/2034	178,566
250,541	First Franklin Mortgage Loan Trust 2005-FF1	1 Month LIBOR + 1.125%	2.072	*	12/25/2034	236,841
69,761	First Horizon Alternative Mortgage Securities Trust 2004-AA3		3.534	#	9/25/2034	63,833
19,525	First Horizon Alternative Mortgage Securities Trust 2005-AA6		3.610	#	8/25/2035	16,859
50,591	First Horizon Mortgage Pass-Through Trust 2000-H		4.485	#	5/25/2030	47,449
16,831	Fremont Home Loan Trust 2003-A	1 Month LIBOR + 2.588%	3.534	*	8/25/2033	17,317
197,784	Fremont Home Loan Trust 2004-2	1 Month LIBOR + 2.025%	2.972	*	7/25/2034	144,880
110,658	Fremont Home Loan Trust 2006-2	1 Month LIBOR + 0.170%	1.117	*	2/25/2036	97,305
212,159	GE Mortgage Services LLC		6.645	#	9/25/2028	211,084
1,607,842	GE-WMC Mortgage Securities Trust 2006-1	1 Month LIBOR + 0.040%	0.987	*	8/25/2036	781,457
2,706,021	GE-WMC Mortgage Securities Trust 2006-1	1 Month LIBOR + 0.150%	1.097	*	8/25/2036	1,489,418
235,629	GMACM Home Equity Loan Trust 2004-HE5		5.865	+	9/25/2034	235,331
8,995	GMACM Mortgage Loan Trust 2003-GH2		5.500	+	10/25/2033	8,972
132,332	GMACM Mortgage Loan Trust 2005-AR1		4.388	#	3/18/2035	124,076
72,991	GSAA Home Equity Trust 2005-3	1 Month LIBOR + 1.950%	2.897	*	12/25/2034	59,984
124,073	GSAA Home Equity Trust 2005-12		5.069	#	9/25/2035	99,283
317,623	GSAA Home Equity Trust 2006-1	1 Month LIBOR + 0.330%	1.277	*	1/25/2036	181,212
572,652	GSAA Home Equity Trust 2006-3	1 Month LIBOR + 0.300%	1.247	*	3/25/2036	366,984
332,764	GSAA Home Equity Trust 2006-13		6.040	#	7/25/2036	149,948
268,149	GSAA Home Equity Trust 2006-15		5.876	+	9/25/2036	104,184
547,699	GSAA Home Equity Trust 2006-18		5.682	+	11/25/2036	196,746
361,320	GSAMP Trust 2007-FM2	1 Month LIBOR + 0.060%	1.007	*	1/25/2037	208,178
152,874	GSAMP Trust 2007-FM2	1 Month LIBOR + 0.090%	1.037	*	1/25/2037	88,554
6,867	GSAMP Trust 2007-HSBC1	1 Month LIBOR + 0.850%	1.797	*	2/25/2047	6,896
202,463	GSMPS Mortgage Loan Trust - 144A		7.500	#	6/19/2027	198,386
487,426	GSR Mortgage Loan Trust 2003-5F		4.000		8/25/2032	502,121
131,452	GSR Mortgage Loan Trust 2004-14		4.185	#	12/25/2034	122,447
285,298	GSR Mortgage Loan Trust 2005-AR4		4.507	#	7/25/2035	265,630
52,159	GSR Mortgage Loan Trust 2005-AR6		4.507	#	9/25/2035	49,172
469,225	GSR Mortgage Loan Trust 2006-3F		5.750		3/25/2036	463,385
33,569	GSR Mortgage Loan Trust 2006-AR1		3.932	#	1/25/2036	30,867
483,477	GSR Mortgage Loan Trust 2007-1F		6.000		1/25/2037	413,911
49,797	HarborView Mortgage Loan Trust 2004-6		3.215	#	8/19/2034	46,492
38,440	Home Equity Asset Trust	1 Month LIBOR + 1.900%	2.847	*	11/25/2032	32,240
44,563	Home Equity Asset Trust	1 Month LIBOR + 2.370%	3.317	*	8/25/2033	37,966
78,667	Home Equity Asset Trust	1 Month LIBOR + 2.100%	3.047	*	7/25/2034	70,043
65,666	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2002-B	1 Month LIBOR + 1.425%	2.372	*	10/25/2033	57,779
337,767	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A	1 Month LIBOR + 0.860%	1.807	*	10/25/2033	322,633
597,294	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C	1 Month LIBOR + 2.625%	3.572	*	3/25/2035	406,858
77,933	Home Equity Mortgage Trust	1 Month LIBOR + 1.600%	2.547	*	2/25/2035	78,206
10,706,710	Home Equity Mortgage Trust 2006-6	1 Month LIBOR + 0.200%	1.147	*	3/25/2037	1,045,286
9,333,450	Home Equity Mortgage Trust 2006-6	1 Month LIBOR + 0.420%	1.367	*	3/25/2037	941,178

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued) - 89.6%
$149,145	HomeBanc Mortgage Trust 2005-5	1 Month LIBOR + 0.340%	1.287	*	1/25/2036	$139,154
595,100	HSI Asset Loan Obligation Trust 2007-2		6.000		9/25/2037	343,388
540,993	HSI Asset Securitization Corp Trust 2007-NC1	1 Month LIBOR + 0.140%	1.087	*	4/25/2037	447,160
628,832	Impac CMB Trust Series 2004-9	1 Month LIBOR + 0.880%	1.827	*	1/25/2035	582,678
1,580,284	Impac CMB Trust Series 2004-9	1 Month LIBOR + 0.975%	1.922	*	1/25/2035	1,422,149
116,053	Impac CMB Trust Series 2004-10	1 Month LIBOR + 0.640%	1.587	*	3/25/2035	103,129
317,960	Impac CMB Trust Series 2004-10	1 Month LIBOR + 0.740%	1.687	*	3/25/2035	274,423
146,913	Impac CMB Trust Series 2005-4	1 Month LIBOR + 0.690%	1.637	*	5/25/2035	125,439
30,276	IndyMac INDX Mortgage Loan Trust 2004-AR6		4.102	#	10/25/2034	26,549
122,459	IndyMac INDX Mortgage Loan Trust 2005-AR3		3.765	#	4/25/2035	108,226
31,877	Irwin Home Equity Loan Trust 2004-1	1 Month LIBOR + 2.050%	2.997	*	12/25/2034	30,266
671,065	IXIS Real Estate Capital Trust 2005-HE2	1 Month LIBOR + 0.930%	1.877	*	9/25/2035	680,781
460,179	IXIS Real Estate Capital Trust 2006-HE2	1 Month LIBOR + 0.160%	1.107	*	8/25/2036	153,118
272,821	JP Morgan Alternative Loan Trust		6.500		12/25/2035	167,492
180,013	JP Morgan Mortgage Acquisition Trust 2007-CH2		4.613	+	10/25/2030	122,169
28,271	JP Morgan Mortgage Trust 2004-A3		4.920	#	7/25/2034	26,532
63,052	JP Morgan Mortgage Trust 2004-A5		3.805	#	12/25/2034	54,336
265,186	JP Morgan Mortgage Trust 2004-S1		5.000		9/25/2034	268,165
39,884	JP Morgan Mortgage Trust 2005-A1		4.668	#	2/25/2035	35,757
6,516	JP Morgan Mortgage Trust 2005-A5		4.019	#	8/25/2035	5,923
95,161	JP Morgan Mortgage Trust 2005-A6		4.322	#	9/25/2035	91,519
1,023,516	JP Morgan Mortgage Trust 2006-A2		3.666	#	4/25/2036	889,545
68,601	JP Morgan Mortgage Trust 2006-A2		3.666	#	4/25/2036	60,737
803,700	JP Morgan Mortgage Trust 2007-A1		3.983	#	7/25/2035	729,373
155,270	JP Morgan Mortgage Trust 2007-A1		3.983	#	7/25/2035	147,288
98,960	JP Morgan Mortgage Trust 2007-A1		4.285	#	7/25/2035	88,203
239,036	Lehman Mortgage Trust 2005-3		6.000		1/25/2036	119,312
73,108	Lehman Mortgage Trust 2007-9		6.000		10/25/2037	75,226
179,451	Lehman XS Trust 2007-3	1 Month LIBOR + 0.160%	1.107	*	3/25/2037	149,292
100,638	Long Beach Mortgage Loan Trust 2001-4	1 Month LIBOR + 1.425%	2.372	*	3/25/2032	99,747
36,816	Long Beach Mortgage Loan Trust 2004-3	1 Month LIBOR + 0.855%	1.802	*	7/25/2034	31,784
26,039	Long Beach Mortgage Loan Trust 2004-3	1 Month LIBOR + 2.925%	3.872	*	7/25/2034	25,791
16,453	MASTR Adjustable Rate Mortgages Trust 2003-5		3.192	#	11/25/2033	14,002
48,517	MASTR Adjustable Rate Mortgages Trust 2004-4		3.763	#	5/25/2034	41,988
392,463	MASTR Adjustable Rate Mortgages Trust 2006-2		4.461	#	4/25/2036	367,380
17,222	MASTR Alternative Loan Trust 2004-5		5.500		6/25/2034	17,678
626,881	Mastr Asset Backed Securities Trust 2005-WMC1	1 Month LIBOR + 0.945%	1.892		3/25/2035	624,157
2,291,190	Mastr Asset Backed Securities Trust 2006-NC2	1 Month LIBOR + 0.110%	1.057	*	8/25/2036	1,083,423
1,613,398	MASTR Asset Securitization Trust 2004-3		5.500		3/25/2034	1,560,399
351	MASTR Asset Securitization Trust 2005-1		5.000		5/25/2020	349
25,571	MASTR Seasoned Securitization Trust 2004-1		4.465	#	10/25/2032	23,061
571,109	Meritage Mortgage Loan Trust 2004-1	1 Month LIBOR + 0.750%	1.697	*	7/25/2034	528,431
980	Merrill Lynch Alternative Note Asset Trust Series 2007-A1	1 Month LIBOR + 0.150%	1.097	*	1/25/2037	398
67,476	Merrill Lynch Mortgage Investors Trust MLMI Series 2002-A3		4.146	#	9/25/2032	60,194
2,914,506	Merrill Lynch Mortgage Investors Trust Series 2006-FF1 - 144A	1 Month LIBOR + 0.750%	1.697	*	8/25/2036	2,868,264
4,666	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E	6 Month LIBOR + 0.720%	1.693	*	11/25/2029	4,392
260,644	Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A1		4.626	#	12/25/2034	251,216
43,906	Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2		3.732	#	2/25/2035	38,733
189,769	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC5	1 Month LIBOR + 0.900%	1.847	*	5/25/2034	169,339
86,884	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC8	1 Month LIBOR + 1.500%	2.447	*	9/25/2034	81,884
120,502	Morgan Stanley ABS Capital I, Inc. Trust 2006-HE7	1 Month LIBOR + 0.160%	1.107	*	9/25/2036	58,853
212,714	Morgan Stanley ABS Capital I, Inc. Trust 2007-HE5	1 Month LIBOR + 0.250%	0.672	*	3/25/2037	100,912
738,757	Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD2	1 Month LIBOR + 0.930%	1.877	*	4/25/2034	685,628
362,360	Morgan Stanley Dean Witter Capital I, Inc. Trust 2002-AM1	1 Month LIBOR + 1.530%	2.477	*	1/25/2032	370,791
308,060	Morgan Stanley Dean Witter Capital I, Inc. Trust 2003-HYB1		3.384	#	3/25/2033	280,728
47,795	Morgan Stanley Mortgage Loan Trust 2004-5AR		3.837	#	7/25/2034	44,873
736,402	Morgan Stanley Mortgage Loan Trust 2006-8AR		3.937	#	6/25/2036	563,806
27,745	MortgageIT Trust 2005-1	1 Month LIBOR + 1.250%	2.831	*	2/25/2035	25,742
2,021,410	MRFC Mortgage Pass-Through Trust Series 1999-TBC2	1 Month LIBOR + 0.480%	1.185	*	6/15/2030	1,891,231
769,400	New Century Alternative Mortgage Loan Trust 2006-ALT2		5.051	+	10/25/2036	283,859
752,287	New Century Alternative Mortgage Loan Trust 2006-ALT2		5.051	+	10/25/2036	277,755
589,121	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AP3		5.318	#	8/25/2035	343,174
579,255	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR5		3.394	#	10/25/2035	523,193
491,548	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6		4.366	#	12/25/2035	487,075
351,509	NovaStar Mortgage Funding Trust Series 2003-1	1 Month LIBOR + 1.425%	2.372	*	5/25/2033	304,625
118,432	NovaStar Mortgage Funding Trust Series 2003-4	1 Month LIBOR + 1.065%	2.012	*	2/25/2034	116,961
516,800	NovaStar Mortgage Funding Trust Series 2004-1	1 Month LIBOR + 1.463%	2.409	*	6/25/2034	421,941
625,785	NovaStar Mortgage Funding Trust Series 2006-4	1 Month LIBOR + 0.150%	1.097	*	9/25/2036	316,777
327	NovaStar Mortgage Funding Trust Series 2007-1		5.860	#	3/25/2037	171
150,000	Popular ABS Mortgage Pass-Through Trust 2005-B	1 Month LIBOR + 1.250%	2.197	*	8/25/2035	143,290

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued) - 89.6%
$32,322	Prime Mortgage Trust 2006-CL1	1 Month LIBOR + 0.500%	1.447	*	2/25/2035	$29,168
177,845	RAMP Series 2002-RS3 Trust	1 Month LIBOR + 0.975%	2.602	*	6/25/2032	159,673
3,286	RAMP Series 2002-RS3 Trust		5.572	#	6/25/2032	3,123
300	RAMP Series 2003-RS10 Trust	1 Month LIBOR + 2.550%	3.497	*	11/25/2033	247
89,333	RAMP Series 2003-RS9 Trust	1 Month LIBOR + 2.700%	3.647	*	10/25/2033	76,296
47,884	RASC Series 2003-KS4 Trust		5.110	+	6/25/2033	44,427
69,534	Renaissance Home Equity Loan Trust		5.909	+	4/25/2037	18,106
27,812	Renaissance Home Equity Loan Trust 2002-4		6.543	+	3/25/2033	24,669
533,610	Renaissance Home Equity Loan Trust 2004-2		5.914	+	7/25/2034	505,077
68,105	Renaissance Home Equity Loan Trust 2004-2		6.011	+	7/25/2034	63,120
6,951	Renaissance Home Equity Loan Trust 2005-4		5.825	+	2/25/2036	6,786
2	Renaissance Home Equity Loan Trust 2006-4		5.545	+	1/25/2037	1
330,202	Renaissance Home Equity Loan Trust 2007-2		5.675	+	6/25/2037	93,796
202,029	Renaissance Home Equity Loan Trust 2007-3		7.238	+	9/25/2037	104,012
5,318,596	Residential Asset Securitization Trust 2005-A11CB		4.850		10/25/2035	3,102,254
1,475	Residential Asset Securitization Trust 2005-A15		6.000		2/25/2036	787
169,937	Residential Asset Securitization Trust 2005-A4	1 Month LIBOR + 0.450%	1.397	*	4/25/2035	104,178
169,283	Residential Asset Securitization Trust 2005-A8CB		5.375		7/25/2035	131,200
1,632	Residential Asset Securitization Trust 2006-A1		6.000		4/25/2036	1,070
1,361,199	Residential Asset Securitization Trust 2007-A1		5.750		3/25/2037	697,791
256,323	Residential Asset Securitization Trust 2007-A8		6.000		8/25/2037	175,507
33,321	RFMSI Series 2005-SA3 Trust		4.288	#	8/25/2035	28,731
103,594	RFMSI Series 2006-S3 Trust		5.500		3/25/2036	92,325
94,295	RFMSI Series 2007-S6 Trust		6.000		6/25/2037	85,858
4,667	Saxon Asset Securities Tr 2000-2 Mortgage Loan Asset-Backed Certificates Series 2000-2		8.664	+	7/25/2030	3,901
98,371	Saxon Asset Securities Trust 2004-2		6.000	+	8/25/2035	75,823
67,894	Securitized Asset Backed Receivables LLC Trust 2005-FR2	1 Month LIBOR + 0.975%	1.922	*	3/25/2035	67,128
7,036	Sequoia Mortgage Trust 2013-1		1.855	#	2/25/2043	6,557
434,528	Specialty Underwriting & Residential Finance Trust Series 2006-BC5	1 Month LIBOR + 0.100%	1.047	*	11/25/2037	286,783
338,118	Structured Adjustable Rate Mortgage Loan Trust		3.117	#	1/25/2035	289,149
175,634	Structured Adjustable Rate Mortgage Loan Trust		4.129	#	4/25/2035	162,700
235,708	Structured Asset Investment Loan Trust 2004-5	1 Month LIBOR + 1.725%	2.672	*	5/25/2034	191,503
217,813	Structured Asset Investment Loan Trust 2004-9	1 Month LIBOR + 1.950%	2.897	*	10/25/2034	173,466
71,587	Structured Asset Mortgage Investments II Trust 2005-AR5	1 Month LIBOR + 0.250%	1.000	*	7/19/2035	62,459
16,969	Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A		3.905	#	10/25/2033	15,392
1,879,000	Structured Asset Securities Corp. Mortgage Loan Trust 2007-TC1 - 144A	1 Month LIBOR + 1.750%	2.697	*	4/25/2031	1,681,940
56,705	Structured Asset Securities Corp. Mortgage Pass-through Certificates 2004-S2	1 Month LIBOR + 3.225%	4.172	*	6/25/2034	56,922
199,209	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A		4.271	#	11/25/2033	173,641
260,347	TBW Mortgage-Backed Trust Series 2006-2		5.500		7/25/2036	131,577
4,478,682	TBW Mortgage-Backed Trust Series 2006-3		6.500		7/25/2036	1,734,706
115,815	Terwin Mortgage Trust 2004-7HE - 144A	1 Month LIBOR + 0.850%	1.797	*	7/25/2034	103,771
8,764	Thornburg Mortgage Securities Trust 2005-1		3.897	#	4/25/2045	7,756
28,056	Thornburg Mortgage Securities Trust 2006-4		4.426	#	7/25/2036	24,088
969,826	Thornburg Mortgage Securities Trust 2007-2	12 Month LIBOR + 1.250%	2.187	*	6/25/2037	789,386
283,537	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust		4.399	#	9/25/2033	242,289
149,941	WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust		3.875	#	1/25/2035	140,615
14,446,570	WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust		1.441	#	11/25/2045	811,411
405,990	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 Trust		3.752	#	12/25/2035	354,903
105,270	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust		5.500		2/25/2021	103,069
1,400,422	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust		6.086	+	9/25/2036	587,529
1,887,684	Washington Mutual Asset-Backed Certificates WMABS Series 2007-HE1 Trust	1 Month LIBOR + 0.240%	1.187	*	11/25/2036	762,304
91,383	Wells Fargo Alternative Loan 2007-PA2 Trust	1 Month LIBOR + 0.430%	1.377	*	6/25/2037	68,837
696,917	Wells Fargo Mortgage Backed Securities 2005-AR14 Trust		4.835		8/25/2035	645,982
51,207	Wells Fargo Mortgage Backed Securities 2006-AR12 Trust		4.714	#	9/25/2036	45,752
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $81,908,204)					77,309,128

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.4%
	INTEREST ONLY FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 1.0%
759,126	Freddie Mac REMICS		2.500		5/15/2028	40,146
835,277	Freddie Mac REMICS	1 Month LIBOR + 6.000%	5.295	*	7/15/2037	147,177
535,573	Freddie Mac REMICS		3.500		10/15/2038	7,283
2,040,410	Freddie Mac REMICS		3.000		3/15/2041	73,361
570,988	Freddie Mac REMICS	1 Month LIBOR + 6.500%	5.795	*	9/15/2041	92,685
2,075,733	Freddie Mac REMICS		4.000		10/15/2043	143,287
255,355	Freddie Mac REMICS		4.000		11/15/2043	23,988
1,342,611	Freddie Mac REMICS		4.000		3/15/2045	81,810
664,280	Freddie Mac REMICS		4.000		9/15/2045	13,612
471,572	Freddie Mac REMICS		4.000		5/15/2046	9,524
4,298,984	Freddie Mac REMICS		4.000		4/15/2049	264,907
						897,780
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.6%
236,037	Fannie Mae REMICS		1.250		5/25/2043	228,323
301,734	Fannie Mae REMICS	1 Month LIBOR + 16.000%	4.000	*	12/25/2057	302,921
						531,244

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.4% (Continued)
	INTEREST ONLY FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.5%
$998,707	Fannie Mae REMICS		3.000		11/25/2027	$67,749
1,466,998	Fannie Mae REMICS		4.000		5/25/2038	23,212
6,513,327	Fannie Mae REMICS		3.500		5/25/2039	268,405
1,671,459	Fannie Mae REMICS		4.500		5/25/2039	43,020
1,633,816	Fannie Mae REMICS	1 Month LIBOR + 6.100%	5.153	*	7/25/2040	98,075
2,149,372	Fannie Mae REMICS	1 Month LIBOR + 5.950%	5.003	*	12/25/2040	407,590
3,168,817	Fannie Mae REMICS	1 Month LIBOR + 6.500%	5.553	*	12/25/2041	649,529
172,378	Fannie Mae REMICS	1 Month LIBOR + 6.670%	5.723	*	7/25/2042	30,463
6,517,269	Fannie Mae REMICS		4.000		2/25/2044	698,468
160,186	Fannie Mae REMICS		4.000		8/25/2044	13,871
605,841	Fannie Mae REMICS		6.000		2/25/2046	146,665
1,960,836	Fannie Mae REMICS	1 Month LIBOR + 6.150%	5.203	*	1/25/2048	357,035
2,324,733	Fannie Mae REMICS		4.500		9/25/2048	422,436
7,502,592	Fannie Mae REMICS		4.000		7/25/2049	628,175
						3,854,693
	INTEREST ONLY GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.3%
1,476,380	Government National Mortgage Association	1 Month LIBOR + 7.650%	6.877	*	6/20/2033	315,782
653,740	Government National Mortgage Association		4.500		1/20/2035	14,625
2,814,000	Government National Mortgage Association		2.187		10/20/2039	194,446
2,023,383	Government National Mortgage Association		3.500		5/16/2040	145,208
414,540	Government National Mortgage Association	1 Month LIBOR + 6.620%	5.847	*	3/20/2042	67,972
4,402,507	Government National Mortgage Association		4.000		1/20/2045	344,065
						1,082,098

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $6,741,829)					6,365,815

Shares
	SHORT-TERM INVESTMENT - 6.8%
	MONEY MARKET FUND - 6.8%
5,856,912	First American Government Obligations Fund - Institutional Class 0.45% **					5,856,912
	TOTAL SHORT-TERM INVESTMENT (Cost - $5,856,912)

	TOTAL INVESTMENTS - 103.8% (Cost - $94,506,945)					$89,531,855
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8)%					(3,276,135)
	NET ASSETS - 100.0%					$86,255,720

*	Floating Rate, rate shown represents the rate at March 31, 2020.

#	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

+	Step Rate, rate shown represents the rate at March 31, 2020.

**	Rate shown represents the rate at March 31, 2020, is subject to change and resets daily.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020 the total market value of 144A securities is $7,842,620 or 9.09% of net assets.

CATALYST FUNDS
CATALYST/TEZA ALGORITHMIC ALLOCATION INCOME FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	SHORT-TERM INVESTMENTS - 75.9%
	MONEY MARKET FUND - 70.7%
5,404,558	First American Government Obligations Fund - Institutional Class, 0.45% *	$5,404,558

Principal		Coupon Rate (%)	Maturity
	UNITED STATES GOVERNMENT SECURITY - 5.2%
$400,000	United States Treasury Bill ^	0.070	7/9/2020	399,927

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,802,947)			5,804,485

	TOTAL INVESTMENTS - 75.9% (Cost - $5,802,947)			$5,804,485
	OTHER ASSETS LESS LIABILITIES - 24.1%			1,843,321
	NET ASSETS - 100.0%			$7,647,806

				Unrealized
				Appreciation
Long Contracts		Notional	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.1%
3	Australian 10 Year Bond Future	$276,544	June-20	$3,841
1	CAC 40 10 Euro Future	48,224	April-20	79
5	Canadian 10 Year Bond Future	516,879	June-20	(369)
1	Cocoa Future +	22,490	May-20	(460)
1	DAX Index Mini Future	54,355	June-20	761
1	E-Mini Russell 2000 Future	57,380	June-20	2,615
1	FTSE 100 Index Future	69,877	June-20	2,429
6	FTSE China A50	75,600	April-20	(140)
1	Japan 10 Year Bond Future	1,413,274	June-20	4,768
1	KC Red Wheat Future +	24,650	May-20	2,025
1	KO SPI 2 Future	48,466	June-20	1,717
1	Nikkei 225 Future	86,355	June-20	(279)
2	Soybean Meal Future +	64,300	May-20	(970)
1	SPI 200 Future	78,174	June-20	517
3	US 10 Year Note (CBT)	416,064	June-20	2,189
1	US Long Bond (CBT) Future	179,063	June-20	1,907
5	Wheat Future +	142,188	May-20	1,375
7	World Sugar #11 Future +	81,693	May-20	(14,818)
	Net Unrealized Gain From Open Long Futures Contracts			$7,187

	OPEN SHORT FUTURES CONTRACTS - 0.3%
33	Canola Future +	217,380	May-20	(1,738)
2	Copper Future +	111,400	May-20	7,700
2	Corn Future +	34,075	May-20	475
4	Cotton No. 2 Future +	102,260	May-20	8,135
1	Lean Hogs Future +	24,130	June-20	4,960
1	Low Sulphur Gasoil Future +	29,275	April-20	725
1	NY Harbor ULSD Future +	42,063	May-20	1,579
1	Platinum Future +	36,495	July-20	465
5	Soybean Oil Future +	81,030	May-20	948
1	WTI Crude Future +	20,480	May-20	1,160
	Net Unrealized Gain From Open Short Futures Contracts			$24,409
	Total Unrealized Gain From Open Futures Contracts			$31,596

*	Rate shown represents the rate at March 31, 2020, is subject to change, and resets daily.

+	All of this investment is a holding of the CTAAIF Fund Limited.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
March 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Valuation of Prime Meridian Income QP Fund (“Prime Meridian Fund”) – The Hedged Futures Fund (the “Fund”) invests a portion of its assets in the Prime Meridian Fund. The Prime Meridian Fund measures their investment assets at fair value, and report a net asset value (“NAV”) or pro rata interest in the members’ capital as a practical expedient on a monthly basis. In accordance with Accounting Standards Codification (‘ASC”) 820, the Funds have elected to apply the practical expedient to value its investment in the Prime Meridian Fund at the respective NAV each month. For non-month ends, the Valuation Committee estimates the fair value of Prime Meridian based on valuation estimates provided by a third party valuation service that has transparency to all the holdings of the Prime Meridian Fund. As of March 31, 2020, the Funds’ investments in the Prime Meridian Fund were valued at the NAV of the Prime Meridian Fund. The Prime Meridian Fund invests in Loans issued by LendingClub Corporation and values its underlying investments in accordance with policies established by the General Partner, which ordinarily values holdings using an income approach. The General Partner estimates fair value of holding is determined after analysis of various inputs including quantitative information about current discount rates and expected cash flows, adjusted for anticipated credit losses and expected prepayments based on published information for similar underlying notes as published by trading platforms. These estimated fair values may differ significantly from the values that would have been used had a market for loans existed. The Funds have no unfunded commitments to purchase Prime Meridian.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2020, for each Fund’s assets and liabilities measured at fair value:

Small-Cap Insider Buying Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$1,710,440	$—	$—	$1,710,440
Short-Term Investments	5,438,328	—	—	5,438,328
Collateral for Securities Loaned	—	94,660	—	94,660
Total Assets	$7,148,768	$94,660	$—	$7,243,428

Insider Buying Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$12,796,491	$—	$—	$12,796,491
Short-Term Investments	18,687,374	—	—	18,687,374
Collateral for Securities Loaned	—	1,198,826	—	1,198,826
Total Assets	$31,483,865	$1,198,826	$—	$32,682,691

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Hedged Commodity Strategy Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Call Options Purchased	$8,145,820	$—	$—	$8,145,820
Futures Contracts	369,990	—	—	369,990
Put Options Purchased	58,995,595	—	—	58,995,595
United States Government Securities	—	11,133,856	—	11,133,856
Short-Term Investments	35,744,080	—	—	35,744,080
Total Assets	$103,255,485	$11,133,856	$—	$114,389,341
Liabilities(a)
Call Options Written	$6,736,223	$—	$—	$6,736,223
Put Options Written	55,277,575	—	—	55,277,575
Total Liabilities	$62,013,798	$—	$—	$62,013,798

Warrington Strategic Program Fund
Assets(a)	Level 1	Level 2	Level 3	Other	Total
Prime Meridian Income QP Fund (1)	$—	$—	$—	$17,399,356	$17,399,356
Short-Term Investments	95,311,274	49,992,610	—	—	145,303,884
Total Assets	$95,311,274	$49,992,610	$—	$17,399,356	$162,703,240

Insider Income Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$3,526,181	$—	$3,526,181
Corporate Bonds	—	43,560,533	—	43,560,533
Total Assets	$—	$47,086,714	$—	$47,086,714

Systematic Alpha Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Open Ended Fund	$2,174,212	—	—	$2,174,212
Short-Term Investments	524,306	—	—	524,306
Total Assets	$2,698,518	$—	$—	$2,698,518
Derivatives(a)
Liabilities
Total Return Swaps	$—	$190,703	$—	$190,703
Total Derivatives	$—	$190,703	$—	$190,703

Enhanced Core Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$1,063,075	$—	$1,063,075
Corporate Bonds	—	630,914	—	630,914
Total Assets	$—	$1,693,989	$—	$1,693,989

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Multi Strategy Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$784,637	$—	$—	$784,637
Total Assets	$784,637	$—	$—	$784,637
Derivatives(a)
Assets
Futures Contracts	$101,389	$—	$—	$101,389
Liabilities
Futures Contracts	196	—	—	196
Total Derivatives	$101,193	$—	$—	$101,193

Dynamic Alpha Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$154,152,174	$—	$—	$154,152,174
Collateral for Securities Loaned	—	12,805,614	—	12,805,614
Total Assets	$154,152,174	$12,805,614	$—	$166,957,788

Buyback Strategy Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$12,379,875	$—	$—	$12,379,875
Short-Term Investments	1,769,877	—	—	1,769,877
Collateral for Securities Loaned	—	3,461,239	—	3,461,239
Total Assets	$14,149,752	$3,461,239	$—	$17,610,991

Growth of Income Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$639,663	$—	$—	$639,663
Short-Term Investments	677,083	—	—	677,083
Total Assets	$1,316,746	$—	$—	$1,316,746

Exceed Defined Risk Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,910,915	$—	$—	$1,910,915
Corporate Bonds	—	6,969,825	—	6,969,825
United States Government Securities	—	502,676	—	502,676
Call Options Purchased	37,502	14,961	—	52,463
Total Assets	$1,948,417	$7,487,462	$—	$9,435,879
Liabilities(a)
Call Options Written	$3,648	$10,802	$—	$14,450
Put Options Written	492,076	1,094,800	—	1,586,876
Total Liabilities	$495,724	$1,105,602	$—	$1,601,326

Lyons Tactical Allocation Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$32,080,807	$—	$—	$32,080,807
Put Options Purchased	1,827,250	1,161,625	—	2,988,875
Total Assets	$33,908,057	$1,161,625	$—	$35,069,682

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

MAP Global Equity Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$37,294,367	$—	$—	$37,294,367
Closed-End Fund	2,105,280	—	—	2,105,280
Total Assets	$39,399,647	$—	$—	$39,399,647

MAP Global Balanced Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$10,534,161	$—	$—	$10,534,161
Corporate Bonds	—	8,032,576	—	8,032,576
Mutual Fund	343,570	—	—	343,570
Total Assets	$10,877,731	$8,032,576	$—	$18,910,307

Millburn Hedge Strategy Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,665,016,601	$—	$—	$1,665,016,601
United States Government Securities	—	984,572,575	—	984,572,575
Total Assets	$1,665,016,601	$984,572,575	$—	$2,649,589,176
Derivatives(a)
Assets
Futures Contracts	$38,949,635	$—	$—	$38,949,635
Forward Contracts	—	196,117,975	—	196,117,975
Total	$38,949,635	$196,117,975	$—	$235,067,610
Liabilities
Futures Contracts	$5,280,206	$—	$—	$5,280,206
Forward Contracts	—	143,730,870	—	143,730,870
Total	$5,280,206	$143,730,870	$—	$149,011,076

MLP & Infrastructure Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$72,598,032	$—	$—	$72,598,032
Total Assets	$72,598,032	$—	$—	$72,598,032

Floating Rate Income Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$63,240	$—	$—	$63,240
Corporate Bonds	—	1,202,532	—	1,202,532
Collateralized Loan Obligations	—	1,958,207	—	1,958,207
Bank Loans	—	80,050,500	—	80,050,500
Total Assets	$63,240	$83,211,239	$—	$83,274,479

High Income Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$94,061	$—	$—	$94,061
Convertible Bonds	—	2,182,517	—	2,182,517
Corporate Bonds	—	11,497,521	—	11,497,521
Warrant	78,705	—	—	78,705
Collateral for Securities Loaned	2,943,280	—	—	2,943,280
Total Assets	$3,116,046	$13,680,038	$—	$16,796,084

Total Return Income Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$4,573,877	$—	$—	$4,573,877
Exchanged Traded Funds	315,937	—	—	315,937
Convertible Bonds	—	1,050,991	—	1,050,991
Corporate Bonds	—	5,379,740	—	5,379,740
Collateral for Securities Loaned	2,540,499	—	—	2,540,499
Total Assets	$7,430,313	$6,430,731	$—	$13,861,044

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Stone Beach Income Opportunity Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Preferred Stock	$103,708	$—	$—	$103,708
U.S. Government Agencies	—	18,665,620	—	18,665,620
Private Collateralized Mortgage Obligations	—	453,272	—	453,272
Total Assets	$103,708	$19,118,892	$—	$19,222,600

Exceed Defined Shield Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,277,991	$—	$—	$4,277,991
Corporate Bonds	—	41,047,658	—	41,047,658
Call Options Purchased	389,769	93,637	—	483,406
Put Options Purchased	4,271,350	3,092,770	—	7,364,120
United States Government Securities	—	2,278,562	—	2,278,562
Total Assets	$8,939,110	$46,512,627	$—	$55,451,737
Liabilities(a)
Call Options Written	$31,487	$89,529	$—	$121,016
Put Options Written	6,798,472	3,576,684	—	10,375,156
Total Liabilities	$6,829,959	$3,666,213	$—	$10,496,172

Enhanced Income Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$—	$77,309,128	$—	$77,309,128
U.S. Government Agency Obligations	—	6,365,815	—	6,365,815
Short-Term Investment	5,856,912	—	—	5,856,912
Total Assets	$5,856,912	$83,674,943	$—	$89,531,855

Teza Algorithmic Allocation Income Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$5,404,558	$399,927	$—	$5,804,485
Total Assets	$5,404,558	$399,927	$—	$5,804,485
Derivatives(a)
Assets
Futures Contracts	$31,596	$—	$—	$31,596
Total	$31,596	$—	$—	$31,596

*	Please refer to the Portfolio of Investments for industry classifications.

(a)	Refer to the Portfolio of Investments for security classifications.

1)	Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

The High Income Fund, Total Return Income Fund and Income Opportunity Fund were the only Funds to hold Level 3 securities during the period. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for these Funds.

The following is a reconciliation of Energy Conversion Devices, Inc., (High Income Fund and Total Return Income Fund), for which Level 3 inputs were used in determining value:

	High Income	Total Return
	Fund	Income Fund
	Energy Conversion Devices, Inc.	Energy Conversion Devices, Inc.
Beginning balance June 30, 2019	$—	$—
Total realized gain/(loss)	—	—
Change in unrealized appreciation	—	—
Capital distribution	—	—
Tax basis adjustment	—	—
Net transfers in/(out) of Level 3	—	—
Ending balance March 31, 2020	$—	$—

The following is a reconciliation of Mortgage Notes (Income Opportunity Fund), for which Level 3 inputs were used in determining value:

Stone Beach Income
Opportunity
Fund
Mortgage Notes
Beginning balance June 30, 2019	$287,000
Cost of purchases	—
Total realized gain (loss)	—
Change in unrealized appreciation	—
Reinvestment of dividends	—
Proceeds from sales/maturities/calls	(287,000)
Net transfer in/out of level 3	—
Ending balance March 31, 2020	$—

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Quantitative disclosures of unobservable inputs and assumptions used by High Income Fund and Total Return Income Fund.

					Market Value
			Valuation		impact if input
Fund	Investment Type	Fair Value	Methodology	Unobservable Input Type	increases
High Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase
Total Return Income	Common Stock	$0	Bankruptcy	Potential Future Cash Payments	Increase
Total Return Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase

Fair value securities as a percent of Net Assets 0.00% and 0.00% for High Income Fund and Total Return Income Fund, respectively.

Certain Funds invest in affiliated underlying funds (the “Catalyst Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects a Catalyst Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Catalyst Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Catalyst Advised Funds

Derivatives Risk – The use of derivative instruments, such as forwards, interest rate swaps, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

Each Fund may invest in a range of exchange-traded funds (“ETFs”). An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day. Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor’s 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies. When a Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Swap Agreements – The Systematic Alpha Fund and Macro Strategy Fund has entered into various swap transactions for investment purposes. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Securities Lending – The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current Market Value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held as collateral, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of March 31, 2020, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Hedged Commodity Strategy Fund	Purchased Options	Commodity	23,739,740
	Written Options	Commodity	(25,623,449)
	Futures	Commodity	369,990
Systematic Alpha Fund	Swap	Total Return Swap	(190,703)
Multi Strategy Fund	Futures	Commodity	21,505
		Interest Rate	71,688
		Foreign Exchange	8,000
Exceed Defined Risk Fund	Purchased Options	Equity	(398,641)
	Written Options	Equity	(878,255)
Lyons Tactical Allocation	Purchased Options	Equity	122,633
Millburn Hedge Strategy Fund	Futures	Commodity	9,919,851
		Equity	7,078,788
		Interest Rate	16,670,790
	Forward Contracts	Foreign Exchange	52,387,105
Exceed Defined Shield Fund	Purchased Options	Equity	3,882,989
	Written Options	Equity	(7,268,766)
Teza Algorithmic Allocation Income Fund	Futures	Commodity	11,561
		Equity	7,699
		Interest Rate	12,336

The amounts of derivative instruments disclosed on the Portfolio of Investments at March 31, 2020, is a reflection of the volume of derivative activity for the Funds.

Consolidation of Subsidiaries – CHCSF Fund Limited (Hedged Commodity-CFC), CAMFMSF Fund Limited (Multi Strategy-CFC), CMHSF Fund Limited (Millburn-CFC) and CSACS Fund Limited (Systematic – CFC) the (“CFCs”) The Consolidated Portfolios of Investments include the accounts of Hedged Commodity, Multi Strategy and Millburn Hedge Strategy, which include the accounts of Hedged Commodity-CFC, Multi Strategy-CFC Millburn-CFC and Systematic-CFC, respectively which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the each Funds’ investment in their respective CFC is as follows:

		CFC Net Assets as of	% of Net Assets as
	Inception Date of CFC	March 31, 2020	of March 31, 2020
Hedged Commodity – CFC	6/25/2015	$8,020,104	14.62%
Multi Strategy –CFC	6/25/2015	639,098	21.51%
Systematic – CFC	12/19/2017	499,872	16.99%
Millburn - CFC	11/2/2015	175,187,344	4.92%
Teza - CFC	12/31/2019	228,268	2.98%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Small-Cap Insider Buying Fund	7,234,070	67,019	(57,661)	9,358
Insider Buying Fund	32,871,775	684,356	(873,440)	(189,084)
Hedged Commodity Strategy Fund	53,808,020	48,999,458	(50,431,935)	(1,432,477)
Warrington Strategic Program Fund	162,621,993	1,127,842	(1,046,595)	81,247
Insider Income Fund	49,796,277	7,200	(2,716,763)	(2,709,563)
Systematic Alpha Fund	2,887,737	—	(379,922)	(379,922)
Enhanced Core Fund	2,059,879	—	(365,890)	(365,890)
Multi Strategy Fund	767,081	118,945	(196)	118,749
Dynamic Alpha Fund	166,745,058	8,146,989	(7,934,259)	212,730
Buyback Strategy Fund	18,896,394	229,745	(1,515,148)	(1,285,403)
Growth of Income Fund	1,314,436	16,108	(13,798)	2,310
Exceed Defined Risk Fund	9,205,733	154,801	(1,525,981)	(1,371,180)
Lyons Tactical Allocation Fund	46,700,747	1,238,604	(12,869,669)	(11,631,065)
MAP Global Equity Fund	41,258,242	5,354,296	(7,212,891)	(1,858,595)
MAP Global Balanced Fund	20,261,896	1,763,981	(3,115,570)	(1,351,589)
Millburn Hedge Strategy Fund	2,813,214,869	125,327,621	(202,896,780)	(77,569,159)
MLP & Infrastructure Fund	153,532,008	250,311	(81,184,287)	(80,933,976)
Floating Rate Income Fund	95,868,536	40,188	(12,634,245)	(12,594,057)
High Income Fund	26,850,984	82,346	(10,137,246)	(10,054,900)
Total Return Income Fund	25,730,023	354,137	(12,223,116)	(11,868,979)
Stone Beach Income Opportunity Fund	17,900,160	1,827,214	(504,774)	1,322,440
Exceed Defined Shield Fund	48,871,070	6,579,868	(10,495,373)	(3,915,505)
Enhanced Income Fund	94,507,086	2,656,925	(7,632,156)	(4,975,231)
Teza Algorithmic Allocation Income Fund	5,802,947	51,909	(18,775)	33,134